                                                                                          Registration No. 33-23566
                                                                                          File No. 811-5586

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         /X/

       PRE-EFFECTIVE AMENDMENT NO. ___                                                                          / /

       POST-EFFECTIVE AMENDMENT NO. 22                                                                          /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     /X/

       AMENDMENT NO. 23                                                                                         /X/

                                       OPPENHEIMER CALIFORNIA MUNICIPAL FUND
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                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                     (Address of Principal Executive Offices)

                                                  (303) 768-3200
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                                          (Registrant's Telephone Number)

                                               ROBERT G. ZACK, ESQ.
                                              OppenheimerFunds, Inc.
                                      498 Seventh Avenue, New York, NY 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      /  / immediately upon filing pursuant to paragraph (b)
      / X/ on September 24, 2002, pursuant to paragraph (b)
      /  / 60 days after filing pursuant to paragraph (a)(1)
      /  /____________________, pursuant to paragraph (a)(1)
      /  / 75 days after filing pursuant to paragraph (a)(2)
      /  / on _______, pursuant to paragraph (a)(2) of Rule (485)

If appropriate, check the following box:

      /  /This post-effective amendment designates a new effective date for a previously filed post-amendment.

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Oppenheimer California Municipal Fund
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Prospectus dated September 24, 2002

                                                              Oppenheimer California Municipal Fund is a mutual
                                                              fund.  It seeks current income exempt from federal
                                                              and California income taxes by investing in municipal
                                                              securities, while attempting to preserve capital.

                                                                   This Prospectus contains important information
                                                              about the Fund's objective and its investment
                                                              policies, strategies and risks. It also contains
                                                              important information about how to buy and sell
                                                              shares of the Fund and other account features. Please
                                                              read this Prospectus carefully before you invest and
                                                              keep it for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

Contents
                  ABOUT THE FUND
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                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT
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                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Web Site

                  How to Sell Shares
                  By Mail
                  By Telephone
                  By Checkwriting

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks as high a level of current interest income exempt from federal and
California income taxes for individual investors as is consistent with preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in California municipal securities that pay interest exempt from federal and California individual income taxes.  These primarily include municipal bonds (which are long-term obligations), municipal notes
(short-term obligations), and interests in municipal leases.  Most of the securities the Fund buys must be "investment grade" (the four highest rating categories of national rating organizations, such as Moody's).

         The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities.  However, it currently focuses on longer-term securities to seek higher yields.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?
In selecting securities for the Fund, the portfolio managers look primarily throughout California for municipal securities using a variety of factors which may change over time and may vary in particular cases.  The portfolio managers currently look for:
o        Securities that provide high current income
o        A wide range of securities of different issuers within the state, including different agencies and municipalities, to spread risk
o        Securities having favorable credit characteristics
o        Special situations that provide opportunities for value

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal and California income taxes.  The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds,
Inc., will cause the Fund to
underperform other funds having a similar objective.

         CREDIT RISK.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the
Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

Special Credit Risks of Lower-Grade Securities. Municipal securities that are rated below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations.

INTEREST RATE RISKS.  Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When interest rates fall, the values of already issued municipal securities generally rise.  When interest rates rise, the values of already issued municipal securities generally fall, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities.  The Fund currently focuses on longer-term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

BORROWING FOR LEVERAGE. As a fundamental policy, the Fund can borrow from banks in amounts up to 331/3 % of its total assets for emergency purposes or to buy portfolio securities, and this use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest rate changes.

RISKS OF NON-DIVERSIFICATION.  The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the state of California. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in California.

RISKS IN USING DERIVATIVE INVESTMENTS.  The Fund can use derivatives to seek increased returns or to try to hedge investment risks.
In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives.

         If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform.  If that happens, the Fund will get less income than expected or its share price could decline.  To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.  In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risk than money market funds.

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An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance
(for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the
Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns are shown for Class
                                          -
A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                     Annual Total Returns (Class A) (as of 12/31 each year)

                         [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.
For the period 1/1/02 through 6/30/02, the cumulative total return (not annualized) for Class A shares before taxes was 3.81%.
During the period shown in the bar chart,  the highest  return (not  annualized)  before  taxes for a calendar  quarter was 8.65%
(1st Qtr `95) and the lowest return (not annualized) before taxes for a calendar quarter was -6.00% (1st Qtr `94).

---------------------------------------------- ------------------------ ------------------------- ------------------------
                                                       1 Year                   5 Years                  10 Years
Average Annual Total Returns                    (or life of class, if    (or life of class, if     (or life of class, if
for the periods ended December 31, 2001                 less)                    less)                     less)
---------------------------------------------- ------------------------ ------------------------- ------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------

Class A Shares (inception 11/3/88)
  Return Before Taxes                                  -1.28%                    3.85%                     5.45%
  Return After Taxes on Distributions                  -1.28%                    3.81%                     5.39%
  Return After Taxes on  Distributions                 1.14%                     4.07%                     5.44%
  and Sale of Fund Shares

--------------------------------------------- ------------------------- ------------------------- -------------------------

Lehman Brothers Municipal Bond Index
(reflects no deduction for fees, expenses
or taxes)                                              5.13%                     5.98%                     6.63%1

--------------------------------------------- ------------------------- ------------------------- -------------------------

Class B Shares (inception 5/3/93)
  Return before taxes                                  -1.97%                    3.76%                     4.69%

--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------

Class C Shares (inception 11/1/95)
  Return before taxes                                    1.88%                    4.06%                     4.40%

--------------------------------------------- ------------------------- ------------------------- -------------------------
1 From 12/31/92.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of
4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-years); and for Class C, the 1%
contingent deferred sales charge for the 1-year period.  Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal Bond
Index, an unmanaged index of a broad range of investment-grade municipal bonds.  The index performance does not consider the effects of capital gains or transaction costs, and the Fund's investment may vary from the securities in the index.

Fees and Expenses of the Fund

         The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers below are based on the Fund's expenses during the fiscal year ended July 31, 2002.

Shareholder Fees (charges paid directly from your investment):

                                                     Class A Shares          Class B Shares         Class C Shares
                                                  ---------------------- ----------------------- ---------------------
Maximum Sales Charge (Load) on purchases (as a            4.75%                   None                   None
% of offering price)
------------------------------------------------- ---------------------- ----------------------- ---------------------
Maximum Deferred Sales Charge (Load) (as % of             None1                   5%2                    1%3
the lower of the original offering price or
redemption proceeds)

1.   A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                                          Class A            Class B           Class C
                                                          Shares             Shares            Shares
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Management Fees                                           0.54%              0.54%             0.54%

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Distribution and/or Service (12b-1) Fees                  0.24%              1.00%             1.00%

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Other Expenses                                            0.08%              0.08%             0.08%

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Total Annual Operating Expenses                           0.86%              1.62%             1.62%

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The "Management Fees" in the table are based on the fees the Fund would have paid if the Manager had not waived a portion of its management fee under a voluntary undertaking to limit its management fees to a maximum annual rate of  0.55% of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, the Manager can withdraw the fee cap at any time. For the fiscal year ended July 31, 2002, no waiver was needed.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit those fees to 0.35% of average daily net assets per annum for all classes. That undertaking is effective October 1, 2001, is pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating
Expenses" as percentages of average daily net assets were the same as shown above.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are redeemed:                    1 year            3 years            5 years              10 years1
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class A Shares                              $559              $736               $929                 $1,485

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class B Shares                              $665              $811              $1,081                $1,532

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class C Shares                              $265              $511               $881                 $1,922

-------------------------------------- ---------------- ------------------ ------------------ ------------------------

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are not redeemed:                1 year            3 years            5 years              10 years1
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class A Shares                              $559              $736               $929                 $1,485

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class B Shares                              $165              $511               $881                 $1,532

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class C Shares                              $165              $511               $881                 $1,922

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.
1.       Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. Under normal market conditions, the Fund:

o        attempts to invest 100% of its assets in municipal securities,

o        as a fundamental policy, invests at least 80% of its assets in municipal securities, and

o        as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in California municipal securities.

     Securities that generate income subject to alternative minimum tax (AMT) will count towards the 80% California municipal securities requirement.

     The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share prices of the Fund will change daily based on changes in interest rates and market conditions and in response to other economic events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

MUNICIPAL SECURITIES.   The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.

         The Fund mainly invests in California municipal securities, which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to California individual income tax.  These debt obligations are issued by the state of California and its political subdivisions (such as cities, towns, counties, agencies and authorities).  The term "California municipal securities" may also include debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to California individual income tax.

         The Fund can also buy other municipal securities, issued by the governments of the District of Columbia and of other states as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

         Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities, to seek higher income.

         The Fund can buy municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.  Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

Ratings of Municipal Securities the Fund Buys.  Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund does not invest more than 25% of its total assets in municipal securities that are not "investment grade" at the time of purchase.  "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard &
Poor's, Fitch or another nationally recognized rating organization, or (if unrated) judged by the Manager to be comparable to rated investment grade securities. Rating categories are described in the Statement of Additional Information.  A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

         The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional
Information.  An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below.  The
Manager might not always use all of them.  These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate.

         Certain variable rate bonds known as "inverse floaters" pay interest rates that move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless.  The Fund cannot invest more than 20% of its total assets in inverse floaters.

Other Derivatives. The Fund can also invest in other derivative securities that pay interest that depend on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

Hedging.  The Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements.  These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them.  The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

         Hedging involves risk. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

When-Issued and Delayed-Delivery Transactions.  The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis.  Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities. The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.

Illiquid Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  The Fund will not invest more than 15% of its net assets in illiquid securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  The Fund cannot buy securities that have a restriction on resale.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies.
Generally, they would be short-term municipal securities but could be U.S. Government securities or highly-rated corporate debt securities. The income from some temporary defensive investments may not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective. The Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.

How the Fund is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960.  The Manager and its subsidiaries and controlled affiliates manage more than $125 billion in assets as of June 30, 2002, including other Oppenheimer funds with more than 6.3 million shareholder accounts. The Manager is located at 498 Seventh Avenue, New York, NY 10018.

Portfolio Managers. Effective July 1, 2002, the Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division. This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Fielding is a Senior Vice President of the Manager (since January 1996) and
Vice President of the Fund (since July 2002). Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate which declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.  The Fund's management fee for its last fiscal year ended July 31, 2002, was 0.54% of average annual net assets for each class of shares.

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ABOUT YOUR ACCOUNT
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How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below.  The Fund's Distributor, OppenheimerFunds Distributor,
Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to
"OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.  If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o        Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire, and to receive further instructions.

o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated
     Clearing House (ACH) system.  You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

o        Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund  automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.  Details are in the Asset Builder
     Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST?  You can buy Fund shares with a minimum initial investment of $1,000 ($2,500 for shares purchased through the Distributor by Federal Funds wire, as explained above) and make additional investments at any time with as little as $25
(effective November 1, 2002, the additional purchase amount is $50). There are reduced minimum investments under special investment plans.

o        With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and
     subsequent investments for as little as $25. o        The minimum purchase in any such plan accounts established on or after
     November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.

o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order and sends it to the Distributor.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time".

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the
Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock
Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

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---------------------------------------------------------------------------------------------------------------------------------------

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Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge.
That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B
Shares?" below.

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---------------------------------------------------------------------------------------------------------------------------------------

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of
1.0%, as described in "How Can You Buy Class C Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

o        Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o        Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term,

for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter To You?  Some account features may not be available to Class B and Class C shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B and
Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the
Statement of Additional Information.  Share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the
Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the
Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the
Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

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                                      Front-End Sales                Front-End Sales      Concession As a
                                      Charge As a                    Charge As a            Percentage of
                                      Percentage of                  Percentage of Net      Offering
Amount of Purchase                    Offering Price                 Amount Invested         Price
----------------------------------------------------------------------------------------------------------------------

Less than $50,000                        4.75%                           4.98%               4.00%
----------------------------------------------------------------------------------------------------------------------

$50,000 or more but                      4.50%                           4.71%               4.00%
less than $100,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

$100,000 or more but                     3.50%                           3.63%               3.00%
less than $250,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

$250,000 or more but                     2.50%                           2.56%               2.25%
less than $500,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

$500,000 or more but                     2.00%                           2.04%               1.80%
less than $1 million
----------------------------------------------------------------------------------------------------------------------

CAN YOU REDUCE CLASS A SALES CHARGES?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's
"Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

Class A Contingent  Deferred  Sales  Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the
Oppenheimer  funds  aggregating $1 million or more. The Distributor  pays dealers of record  concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement  plans,  which are not permitted in the Fund). That concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month  "holding  period"  measured from the beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge (called the "Class A contingent  deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed  shares at the time of redemption  (excluding  shares  purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

The Class A contingent  deferred sales charge will not exceed the aggregate  amount of the  concessions  the  Distributor  paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were  subject to the Class A  contingent  deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge. However, if
Class B shares are redeemed within 6 years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------------------------------------------------------------------
Years Since Beginning of                         Contingent Deferred Sales Charge
Month in which Purchase                          On Redemptions in That Year
Order Was Accepted                               (As % of Amount Subject to Charge)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
0-1                                              5.0%
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----------------------------------------------------------------------------------------------------------------------
1-2                                              4.0%
----------------------------------------------------------------------------------------------------------------------
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2-3                                              3.0%
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3-4                                              3.0%
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4-5                                              2.0%
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5-6                                              1.0%
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6 and following                                  None
----------------------------------------------------------------------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them.
This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class
B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if
Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares.  The Fund has adopted Distribution and Service Plans for Class B and
Class C shares to pay the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts.
Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares.  The Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares.  The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
Information for exceptions.

Special Investor Services

ACCOUNT LINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
o        transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
o        have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account.
                      Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to
$250,000 through a telephone representative, call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.  You must have established
AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the PhoneLink number.

Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the
OppenheimerFunds Internet website, at HTTP://WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account registration
                                      -------------------------------
(and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional
Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them.  This privilege does not apply to Class C shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o        You wish to redeem more than $100,000 and receive a check
o        The redemption check is not payable to all shareholders listed on the account statement
o        The redemption check is not sent to the address of record on your account statement
o        Shares are being transferred to a Fund account with a different owner or name
o        Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

HOW DO YOU SELL SHARES BY MAIL?   Write a "letter of instructions" that includes:
o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered, and
o        Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

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Use the following address for requests by mail:     Send courier or express mail requests to:
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OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                        10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                          Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held under a share certificate by telephone.
o        To redeem shares through a serviceo representative or automatically on PhoneLink, call 1.800.225.5677.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your
Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

ARE THERE LIMITS ON AMOUNTS REDEEMED BY TELEPHONE?

Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within
30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CHECKWRITING.  To write checks against your Fund account, request that privilege on your account application, or contact the Transfer
Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer
Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call
1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.
o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $100. Effective November 1, 2002, this amount will increase to $500 for newly issued checkbooks. Checks written below the stated amount on the check will not be accepted.

o        Checks cannot be paid if they are written for more than your account value.  Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.       shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to that class, and
3.       shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:

o        Shares of the fund selected for exchange must be available for sale in your state of residence.
o        The prospectuses of both funds must offer the exchange privilege.
o        You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
o        You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in  the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange
Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO I SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

o        Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

o        Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at
     1.800.225.5677, or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
     However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o        The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders.
     When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the
     Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
o        The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
o        If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of
Additional Information.

Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the Statement of
Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law.  If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. Shares that are
"redeemed in kind " are still subject to market risks until they are ready to be cashed, and may also incur brokerage fees when the shares are liquidated.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer
Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of
Trustees.  Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

         The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do
so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS.  Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the
Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund without paying any sales charge.

Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund without paying any sales charges while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established without paying any sales charges.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal individual income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

         Dividends paid by the Fund from interest on California municipal securities will be exempt from California individual income taxes, if at the close of each quarter at least 50% of the value of the Fund's assets are invested in debt obligations that pay interest exempt from California individual income taxes. Dividends paid from income from municipal securities of issuers outside
California will normally be subject to California individual income taxes.

         Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.  Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------

 CLASS A   YEAR ENDED JULY 31,                 2002      2001      2000      1999      1998
============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period       $ 10.49   $ 10.11   $ 10.57   $ 10.92   $ 10.94
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .53       .53       .53       .53       .54
 Net realized and unrealized gain (loss)        .10       .38      (.46)     (.35)      .06
                                            ------------------------------------------------
 Total from investment operations               .63       .91       .07       .18       .60
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.52)     (.53)     (.53)     (.53)     (.54)
 Distributions from net realized gain            --        --        --        --      (.08)
                                            ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.52)     (.53)     (.53)     (.53)     (.62)
--------------------------------------------------------------------------------------------
 Net asset value, end of period              $10.60    $10.49    $10.11    $10.57    $10.92
                                            ================================================

============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)           6.20%     9.17%     0.86%     1.59%     5.66%

============================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $409,689  $387,388  $270,494  $316,363  $300,717
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $398,651  $344,808  $283,025  $314,094  $297,372
 Ratios to average net assets:(2)
 Net investment income                         5.09%     5.08%     5.34%     4.79%     4.91%
 Expenses                                      0.86%     0.88%     0.91%     0.91%     0.92%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of expenses  0.86%     0.87%     0.91%     0.91%     0.92%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                         27%       20%       48%       35%       31%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------------------

 CLASS B   YEAR ENDED JULY 31,                 2002      2001      2000      1999      1998
============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period       $ 10.50   $ 10.11   $ 10.57   $ 10.92   $ 10.94
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .45       .45       .45       .45       .46
 Net realized and unrealized gain (loss)        .10       .39      (.45)     (.35)      .06
                                            ------------------------------------------------
 Total from investment operations               .55       .84     --          .10       .52
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.44)     (.45)     (.46)     (.45)     (.46)
 Distributions from net realized gain            --        --        --        --      (.08)
                                            ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.44)     (.45)     (.46)     (.45)     (.54)
--------------------------------------------------------------------------------------------
 Net asset value, end of period              $10.61    $10.50    $10.11    $10.57    $10.92
                                            ================================================

============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)           5.39%     8.46%     0.10%     0.82%     4.86%

============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)  $128,857  $137,307  $105,393  $132,763  $115,444
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $132,685  $126,060  $113,936  $129,538  $ 99,266
--------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         4.32%     4.33%     4.57%     4.03%     4.21%
 Expenses                                      1.62%     1.63%     1.67%     1.67%     1.67%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of expenses  1.62%     1.62%     1.67%     1.67%     1.67%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                         27%       20%       48%       35%       31%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                     OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Class C   Year Ended July 31,                        2001            2000          1999         1998          1997
===================================================================================================================

Per Share Operating Data
Net asset value, beginning of period              $  10.09       $   10.55     $   10.91     $   10.93     $  10.38
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .45             .45           .45           .46          .49
Net realized and unrealized gain (loss)                .39            (.45)         (.36)          .06          .55
                                                  -----------------------------------------------------------------
Total income (loss) from investment operations         .84              --           .09           .52         1.04
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.45)           (.46)         (.45)         (.46)
(.49)
Distributions from net realized gain                    --              --            --          (.08)          --
                                                  -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.45)           (.46)         (.45)         (.54)
(.49)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  10.48       $   10.09     $   10.55     $   10.91     $  10.93
                                                  =================================================================

===================================================================================================================
Total Return, at Net Asset Value/1/                   8.48%           0.10%         0.73%         4.87%
10.26%

===================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)          $ 18,105       $  12,659     $  16,864     $  11,340     $  5,969
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 14,489       $  14,424     $  14,672     $   8,614     $  3,869
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/2/
Net investment income                                 4.32%           4.58%         4.03%         4.24%
4.66%
Expenses                                              1.63%           1.67%         1.67%         1.66%/3/
1.70%/3/
Expenses, net of reduction to excess and
custodian expenses                                    1.62%            N/A           N/A           N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 20%             48%           35%           31%
31%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                     OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                       Appendix to Prospectus of
                                                 Oppenheimer California Municipal Fund

                                    Graphic Material included in the Prospectus of Oppenheimer California Municipal Fund:
"Annual Total Returns (Class A) (as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer California Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

                           Calendar         Oppenheimer California
                           Year                      Municipal Fund
                           Ended                     Class A Shares
                           -----                     --------------
                           12/31/01                         3.64%
                           12/31/00                         12.72%
                           12/31/99                         -6.54%
                           12/31/98                          5.91%
                           12/31/97                          9.66%
                           12/31/96                          4.78%
                           12/31/95                         19.76%
                           12/31/94                         -8.49%
                           12/31/93                         13.26%
                           12/31/92                          8.28%

INFORMATION AND SERVICES

For More Information About Oppenheimer California Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Fund's investments and performance is available in the Fund's
Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports the notice explaining the Fund's privacy policy, and other information about the Fund or your account:

------------------------------------------------ ------------------------------------------------------------------

By Telephone:                                    Call OppenheimerFunds Services toll-free:
                                                 1.800.225.5677 (1.800.225.5677)

------------------------------------------------ ------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------
By Mail:                                         Write to:
                                                 OppenheimerFunds Services
                                                 P.O. Box 5270
                                                 Denver, Colorado 80217-5270
------------------------------------------------ ------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------
On the Internet:                                 You can send us a request by e-mail, read or down-load
                                                 documents on the OppenheimerFunds web site:
                                                 WWW.OPPENHEIMERFUNDS.COM
                                                 ------------------------
------------------------------------------------ ------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's
           ------------------
e-mail address: PUBLICINFO@SEC.GOV. or by writing to the SEC's  Public Reference Section, Washington, D.C. 20549-0102.
                ------------------

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                              The Fund's shares are distributed by:
                                                              (logo) OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-5586
PR0790.0902  Printed on recycled paper.

---------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer California Municipal Fund
---------------------------------------------------------------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, CO 80112-3924

1-800-525-7048

Statement of Additional Information dated September 24, 2002

         This Statement of Additional  Information is not a Prospectus.  This document contains  additional  information about the Fund and supplements  information in the Prospectus  dated September 24, 2002. It should be read together with the Prospectus,  which may be obtained by writing to the Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,  Colorado 80217 or by calling the  Transfer  Agent  at the  toll-free  number  shown  above  or by  downloading  it from the  OppenheimerFunds  Internet  web site at
www.oppenheimerfunds.com.

Contents                                                                                                      Page
About the Fund

About Your Account

Financial Information About the Fund

---------------------------------------------------------------------------------------------------------------------------------------
ABOUT THE FUND
---------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The  investment  objective  and the  principal  investment  policies  and the main  risks of the  Fund  are  described  in the
Prospectus.  This  Statement  of  Additional  Information  contains  supplemental  information  about those  policies  and the types of securities  that the  Fund's  investment  manager,  OppenheimerFunds,  Inc.,  (the  "Manager")  will  select  for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund does not make  investments  with the objective of seeking capital growth,  since that would generally be inconsistent  with its goal of seeking  tax-exempt  income.  However,  the value of the securities held by the Fund may be affected  by changes in general  interest  rates.  Because  the current  value of debt  securities  varies  inversely  with  changes in prevailing  interest  rates,  if interest  rates  increased  after a security was purchased,  that security  would normally  decline in value.  Conversely, should interest rates decrease after a security was purchased, normally its value would rise.

         However,  those  fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security  prior to maturity.  A debt security held to maturity is  redeemable  by its issuer at full  principal  value plus accrued interest.  The Fund does not usually intend to dispose of securities prior to their maturity,  but may do so for liquidity,  or because of other  factors  affecting  the  issuer  that  cause the  Manager  to sell the  particular  security.  In that  case,  the Fund could experience a capital gain or loss on the sale.

         There are  variations  in the credit  quality of municipal  securities,  both within a particular  rating  classification  and between  classifications.  These  variations  depend on numerous  factors.  The yields of  municipal  securities  depend on a number of factors,  including general  conditions in the municipal  securities  market,  the size of a particular  offering,  the maturity of the obligation and rating (if any) of the issue.  These factors are discussed in greater detail below.

Municipal  Securities.  The types of municipal  securities  in which the Fund may invest are described in the  Prospectus  under "About the Fund's  Investments".  Municipal  securities  are generally  classified as general  obligation  bonds,  revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

         |X|  Municipal   Bonds.  We  have  classified   longer  term  municipal   securities  as  "municipal   bonds."  The  principal
classifications of long-term municipal bonds are "general  obligation" and "revenue" (including  "industrial  development") bonds. They may have fixed, variable or floating rates of interest, as described below.

         Some bonds may be  "callable,"  allowing  the issuer to redeem  them  before  their  maturity  date.  To protect  bondholders, callable  bonds may be issued with  provisions  that prevent them from being  called for a period of time.  Typically,  that is 5 to 10 years from the issuance date.  When interest rates decline,  if the call  protection on a bond has expired,  it is more likely that the issuer may call the bond.  If that  occurs,  the Fund might have to reinvest  the proceeds of the called bond in bonds that pay a lower rate of return.

                  |_| General  Obligation Bonds. The basic security behind general  obligation bonds is the issuer's pledge of its full faith and credit and taxing,  if any, power for the repayment of principal and the payment of interest.  Issuers of general  obligation bonds include states,  counties,  cities,  towns,  and regional  districts.  The proceeds of these  obligations are used to fund a wide range of public  projects,  including  construction  or improvement of schools,  highways and roads,  and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or  unlimited.  Additionally,  there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

                  |_|  Revenue  Bonds.  The  principal  security  for a revenue  bond is  generally  the net  revenues  derived  from a particular  facility,  group of facilities,  or, in some cases,  the proceeds of a special excise tax or other specific revenue source.
Revenue bonds are issued to finance a wide variety of capital  projects.  Examples  include  electric,  gas,  water and sewer  systems;
highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

                  Although  the  principal  security  for these  types of bonds may vary from  bond to bond,  many  provide  additional security  in the form of a debt  service  reserve  fund  that may be used to make  principal  and  interest  payments  on the  issuer's obligations.  Housing  finance  authorities  have a wide range of  security,  including  partially  or fully  insured  mortgages,  rent subsidized and/or  collateralized  mortgages,  and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

                  |_| Industrial  Development Bonds.  Industrial  development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public  authorities to raise money to finance  various  privately operated  facilities for business and manufacturing,  housing,  sports, and pollution control.  These bonds may also be used to finance public  facilities  such as airports,  mass transit  systems,  ports,  and parking.  The payment of the  principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial  obligations and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

                  |_| Mello-Roos  Bonds.  These are bonds issued under the California  Mello-Roos  Community  Facilities  Act. They are
used to finance  infrastructure  projects,  such as roads or sewage  treatment  plants.  In most cases they are  secured by real estate taxes levied on property  located in the same  community as the  project.  This type of financing  was created in response to statutory limits on real property  taxes that were enacted in California.  The bonds do not  constitute an obligation of a municipal  government.
Timely payment of principal and interest  depends on the ability of the developer of the project or other property  owners to pay their real estate taxes.  Therefore  these bonds are subject to risks of nonpayment as a result of a general  economic  decline or decline in the real estate market, as well as the credit risk that of the developer.

                  |_| Private Activity Municipal  Securities.  The Tax Reform Act of 1986 (the "Tax Reform Act")  reorganized,  as well as amended,  the rules  governing tax exemption  for interest on certain  types of municipal  securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance  governmental  operations.  Thus,  interest on general  obligation bonds  issued by or on  behalf  of state or local  governments,  the  proceeds  of which are used to  finance  the  operations  of such governments,  continues  to be  tax-exempt.  However,  the Tax Reform Act  limited  the use of  tax-exempt  bonds for  non-governmental
(private)  purposes.  More  stringent  restrictions  were  placed on the use of proceeds  of such  bonds.  Interest on certain  private activity bonds is taxable under the revised  rules.  There is an exception for  "qualified"  tax-exempt  private  activity  bonds,  for example,  exempt facility bonds including certain industrial  development bonds,  qualified mortgage bonds, qualified Section 501(c)(3)
bonds, and qualified student loan bonds.

         In addition,  limitations as to the amount of private  activity bonds which each state may issue were revised  downward by the
Tax Reform  Act,  which will  reduce the supply of such  bonds.  The value of the  Fund's  portfolio  could be  affected  if there is a reduction in the availability of such bonds.

         Interest on certain private activity bonds issued after August 7, 1986,  which continues to be tax-exempt,  will be treated as a tax preference item subject to the federal  alternative  minimum tax (discussed  below) to which certain  taxpayers are subject.  The
Fund may hold municipal  securities the interest on which (and thus a proportionate share of the exempt-interest  dividends paid by the
Fund) will be subject to the federal alternative minimum tax on individuals and corporations.

         The federal  alternative  minimum tax is  designed to ensure that all persons who receive  income pay some tax,  even if their regular tax is zero.  This is  accomplished  in part by  including  in taxable  income  certain tax  preference  items that are used to calculate  alternative  minimum taxable income.  The Tax Reform Act made tax-exempt  interest from certain private activity bonds a tax preference item for purposes of the alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend paid by a regulated  investment  company  will be treated as  interest on a specific  private  activity  bond to the extent of the  proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

         In addition,  corporate  taxpayers  subject to the  alternative  minimum tax may,  under some  circumstances,  have to include exempt-interest  dividends in calculating their alternative  minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

         To determine  whether a municipal  security is treated as a taxable private  activity bond, it is subject to a test for: (a) a trade or business use and security interest,  or (b) a private loan restriction.  Under the trade or business use and security interest test, an obligation is a private  activity bond if: (i) more than 10% of the bond proceeds are used for private  business  purposes and
(ii) 10% or more of the payment of  principal  or interest on the issue is directly or  indirectly  derived from such private use or is secured by the privately  used property or the payments  related to the use of the property.  For certain types of uses, a 5% threshold is substituted for this 10% threshold.

         The term  "private  business  use" means any direct or indirect  use in a trade or  business  carried on by an  individual  or entity other than a state or municipal  governmental  unit.  Under the private loan  restriction,  the amount of bond proceeds that may be used to make  private  loans is limited to the lesser of 5% or $5.0  million of the  proceeds.  Thus,  certain  issues of  municipal securities could lose their tax-exempt status  retroactively if the issuer fails to meet certain  requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed  facility. The Fund makes no independent  investigation of the users of such bonds or their use of proceeds  of the bonds.  If the Fund should hold a bond that loses its  tax-exempt  status  retroactively,  there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         Additionally,  a private  activity bond that would otherwise be a qualified  tax-exempt  private activity bond will not, under
Internal  Revenue Code Section  147(a),  be a qualified  bond for any period during which it is held by a person who is a  "substantial user" of the facilities or by a "related person" of such a substantial  user. This  "substantial  user" provision  applies primarily to exempt facility bonds,  including industrial  development bonds. The Fund may invest in industrial  development bonds and other private activity  bonds.  Therefore,  the Fund may not be an  appropriate  investment for entities  which are  "substantial  users" (or persons related to  "substantial  users") of such exempt  facilities.  Those  entities and persons  should  consult  their tax advisers  before purchasing shares of the Fund.

         A "substantial  user" of such facilities is defined  generally as a "non-exempt  person who regularly uses part of a facility"
financed  from the proceeds of exempt  facility  bonds.  Generally,  an  individual  will not be a "related  person" under the Internal
Revenue Code unless such individual or the individual's  immediate  family (spouse,  brothers,  sisters and immediate  descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation  or  partnership  which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

         |X|  Municipal  Notes.  Municipal  securities  having a  maturity  (when the  security  is  issued)  of less than one year are generally known as municipal  notes.  Municipal notes generally are used to provide for short-term  working capital needs.  Some of the types of municipal notes the Fund can invest in are described below.

                  |_| Tax Anticipation  Notes.  These are issued to finance working capital needs of  municipalities.  Generally,  they are issued in anticipation of various  seasonal tax revenue,  such as income,  sales, use or other business taxes, and are payable from these specific future taxes.

                  |_| Revenue  Anticipation  Notes.  These are notes issued in expectation  of receipt of other types of revenue,  such as federal revenues available under federal revenue-sharing programs.

                  |_| Bond  Anticipation  Notes.  Bond  anticipation  notes are issued to provide  interim  financing  until  long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

                  |_|  Construction  Loan Notes.  These are sold to provide project  construction  financing until permanent  financing can be secured.  After  successful  completion  and  acceptance  of the project,  it may receive  permanent  financing  through  public agencies, such as the Federal Housing Administration.

                  |_| Tax-Exempt  Commercial Paper. This type of short-term  obligation  (usually having a maturity of 270 days or less is issued by a municipality to meet current working capital needs.

         |X| Municipal  Lease  Obligations.  The Fund's  investments in municipal  lease  obligations  may be through  certificates  of participation  that are  offered to  investors  by public  entities.  Municipal  leases may take the form of a lease or an  installment purchase  contract  issued by a state or local  government  authority  to obtain  funds to  acquire a wide  variety  of  equipment  and facilities.

         Some  municipal  lease  securities may be deemed to be "illiquid"  securities.  Their purchase by the Fund would be limited as described  below in  "Illiquid  Securities."  From time to time the Fund may invest more than 5% of its net assets in  municipal  lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

         Those guidelines require the Manager to evaluate:

         |_| the frequency of trades and price quotations for such securities;

|_|      the number of dealers or other potential buyers willing to purchase or sell such securities;

|_|      the availability of market-makers; and

         |_|  the nature of the trades for such securities.

         While the Fund holds such  securities,  the  Manager  will also  evaluate  the  likelihood  of a  continuing  market for these securities and their credit quality.

         Municipal leases have special risk  considerations.  Although lease obligations do not constitute  general  obligations of the municipality  for which the  municipality's  taxing power is pledged,  a lease  obligation is ordinarily  backed by the  municipality's covenant to budget for,  appropriate and make the payments due under the lease obligation.  However,  certain lease obligations contain
"non-appropriation"  clauses which provide that the  municipality has no obligation to make lease or installment  purchase  payments in future years unless money is appropriated  for that purpose on a yearly basis.  While the obligation  might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with  certificates of participation  generally are not subject to state  constitutional  debt limitations or other  statutory  requirements  that may  apply to  other  municipal  securities.  Payments  by the  public  entity  on the  obligation underlying  the  certificates  are derived from  available  revenue  sources.  That  revenue  might be diverted to the funding of other municipal  service  projects.  Payments of interest  and/or  principal with respect to the  certificates  are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In  addition  to the risk of  "non-appropriation,"  municipal  lease  securities  do not  have as  highly  liquid a market  as conventional  municipal  bonds.  Municipal  leases,  like other municipal debt  obligations,  are subject to the risk of non-payment of interest or  repayment of principal  by the issuer.  The ability of issuers of  municipal  leases to make timely lease  payments may be adversely  affected in general economic  downturns and as relative  governmental cost burdens are reallocated among federal,  state and local  governmental  units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal  lease and that,  as well as a default in repayment of principal,  could result in a decrease in the net asset value of the Fund.

         |X| Ratings of Municipal  Securities.  Ratings by ratings  organizations such as Moody's Investors Service,  Inc.,  Standard &
Poor's Rating  Services,  a division of the  McGraw-Hill  Companies,  Inc., and Fitch,  Inc.  represent the respective  rating agency's opinions of the credit quality of the municipal  securities  they undertake to rate.  However,  their ratings are general  opinions and are not guarantees of quality.  Municipal  securities that have the same maturity,  coupon and rating may have different yields,  while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

         Lower grade  securities may have a higher yield than securities rated in the higher rating  categories.  In addition to having a greater risk of default than higher-grade,  securities,  there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable  price.  The additional  risks mean that the Fund may not receive the anticipated  level of income from these  securities,  and the Fund's net asset  value may be  affected  by  declines  in the value of  lower-grade  securities.  However, because the added risk of lower quality  securities  might not be consistent  with the Fund's policy of  preservation  of capital,  the
Fund limits its investments in lower quality securities.

         Subsequent  to its  purchase by the Fund, a municipal  security  may cease to be rated or its rating may be reduced  below the minimum  required for purchase by the Fund.  Neither event  requires the Fund to sell the security,  but the Manager will consider such events in determining  whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's,  Standard &
Poor's,  or Fitch change as a result of changes in those rating  organizations  or their rating  systems,  the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

         The Fund may buy municipal  securities that are  "pre-refunded."  The issuer's  obligation to repay the principal value of the security is  generally  collateralized  with U.S.  government  securities  placed in an escrow  account.  This causes the  pre-refunded security to have essentially the same risks of default as a AAA-rated security.

         A list of the rating  categories  of  Moody's,  S&P and Fitch for  municipal  securities  is  contained  in Appendix A to this
Statement of  Additional  Information.  Because the Fund may  purchase  securities  that are unrated by  nationally  recognized  rating organizations,  the Manager will make its own  assessment of the credit  quality of unrated  issues the Fund buys. The Manager will use criteria  similar to those used by the rating  agencies,  and assigning a rating  category to a security that is comparable to what the
Manager  believes a rating agency would assign to that security.  However,  the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special  Risks of Investing  Primarily in  California  Municipal  Securities.  Because the Fund  focuses its  investments  primarily on
California  municipal  securities,  the value of its  portfolio  investments  will be highly  sensitive to events  affecting the fiscal stability of the state of California  and its  municipalities,  authorities  and other  instrumentalities  that issue  securities.  The following  information  is a brief summary of factors  affecting  the economy of the State of  California  and does not purport to be a complete  description  of such factors.  Other factors will affect  issuers.  The summary is based  primarily upon one or more publicly available offering statements  relating to debt offerings of California issuers,  the latest of which is dated June 10, 2002. The Trust has not  independently  verified the  information.  The  creditworthiness  of  obligations  issued by local  California  issuers may be unrelated to the  creditworthiness of obligations issued by the state of California,  and there is no responsibility on the part of the state of California to make payments on such local obligations.

         There have been a number of political  developments,  voter initiatives,  state  constitutional  amendments and legislation in
California  in recent years that may affect the ability of the state  government  and municipal  governments  to pay interest and repay principal on the  securities  they have  issued.  In addition,  in recent  years,  the state of  California  has derived a  significant portion  of its  revenues  from  personal  income and sales  taxes.  Because  the amount  collected  from these  taxes is  particularly sensitive to economic conditions, the State's revenues have been volatile.

         It is not  possible to predict  the future  impact of the  legislation  and  economic  considerations  described  below on the long-term  ability  of the  state  of  California  or  California  municipal  issuers  to pay  interest  or  repay  principal  on their obligations.  In part  that is  because  of  possible  inconsistencies  in the  terms  of the  various  laws and  Propositions  and the applicability  of other  statutes to these  issues.  The budgets of  California  counties and local  governments  may be  significantly affected by state budget decisions beyond their control.  The information  below about these conditions is only a brief summary,  based upon information the Fund has drawn from sources that it believes are reliable.

              Changes to the State  Constitution.  Changes to the state constitution in recent years have raised general concerns about the ability of the state and municipal  governments  in  California to obtain  sufficient  revenues to pay their bond  obligations.  In
1978,  California voters approved  Proposition 13, an amendment to the state  constitution.  The Proposition added a new section to the constitution  that limits ad valorem  taxes on real  property  and  restricts  the ability of local  taxing  entities to increase  real property taxes.  However,  legislation  enacted after Proposition 13 provided help to California  municipal issuers to raise revenue to pay their bond obligations.  During the severe recession  California  experienced from 1991 to 1993, the state  legislature  eliminated significant  components of its aid to local  governments.  The state has since  increased aid to local  governments and reduced certain mandates for local  services.  Whether  legislation  will be enacted in the future to either increase or reduce the  redistribution  of state  revenues  to local  governments,  or to make them less  dependent  on state  budget  decisions,  cannot  be  predicted.  Even if legislation  increasing such  redistribution  is passed,  it cannot be predicted  whether in every instance it will provide  sufficient revenue for local municipal issuers to pay their bond obligations.

         Another  amendment to the state  constitution  may also have an adverse impact on state and municipal bond  obligations.  That amendment  restricts the state  government  from spending  amounts in excess of  appropriation  limits  imposed on each state and local government  entity.  If  revenues  exceed the  appropriation  limit,  one-half of those  revenues  must be  returned,  in the form of a revision in the tax rates or fee schedules.

              Voter  Initiatives.  California  voters have  approved a number of  initiatives  that affect the ability of the state and municipalities to finance their bond obligations.  In 1988,  California voters approved  Proposition 98, which requires a minimum level of funding for public schools and community colleges.

         In 1996,  California  voters  approved  Proposition  218. It requires that all taxes levied by local  governments  for general purposes be approved by a simple  majority of the popular vote, and that taxes levied by local  governments  for special  purposes must be approved by a two-thirds  majority vote.  Proposition 218 also limits the authority of local governments to impose  property-related assessments,  fees and charges.  It requires that such assessments be limited to the special benefit  conferred and prohibits their use for general governmental services.

              Effect of other State Laws on Bond  Obligations.  Some of the  tax-exempt  securities  that the Fund can invest in may be obligations  payable  solely  from the  revenues of a specific  institution  or secured by  specific  properties.  These are subject to provisions of California  law that could  adversely  affect the holders of such  obligations.  For example,  the revenues of California health care  institutions  may be adversely  affected by state laws, and California law limits the remedies of a creditor  secured by a mortgage or deed of trust on real  property.  Debt  obligations  payable solely from revenues of health care  institutions  may also be insured by the state but no guarantee  exists that  adequate  reserve  funds will be  appropriated  by the state  legislature  for such purpose.

         General Economic  Conditions in the state. The California  economy and general  financial  condition affect the ability of the state and local  government to raise and  redistribute  revenues to assist issuers of municipal  securities to make timely  payments on their  obligations.  California is the most populous state in the nation with a total  population  estimated at 34 million.  California has a diverse economy, with major employment in the agriculture,  manufacturing,  high technology,  services, trade,  entertainment and construction sectors.

         In mid-2000,  wholesale  electricity  prices in California began to rise,  swiftly and dramatically.  Retail electricity rates permitted to be charged by California's  investor-owned  utilities  ("IOU') had previously been frozen by California law. The resulting shortfall between revenues and costs adversely  affected the  creditworthiness  of the IOUs and their ability to purchase  electricity.
In the face of those  difficulties  and serious  shortages of  electricity,  the  Governor  proclaimed a state of emergency to exist in
California and directed the Department of Water Resources  ("DWR") to enter into contracts and  arrangements  for the purchase and sale of electric  power using  advances from the state's  General Fund, as necessary to assist in mitigating  the effects of the  emergency.
The DWR's power  supply  program is designed to cover the  shortfall  between  the amount of  electricity  required by retail  electric customers of California's IOUs and the amount of electricity produced by the IOUs and purchased by the IOUs under existing contracts.

         Between January 17, 2001 and October 15, 2001, DWR committed  approximately $11.3 billion under the power supply program.  DWR has announced plans to issue approximately $12.5 billion in revenue bonds to purchase  electricity,  which would be repaid over time by ratepayers.  Neither  the faith and credit nor the taxing  power of the state will be pledged to pay the revenue  bonds.  The timing of the DWR bond sales is dependent on action by the California Public Utilities  Commission and other factors,  including  potential legal challenges.  Although  this crisis has  moderated in the past few months,  the State  Department  of Finance  believes  that  short-and long-term business investment and location decisions may be adversely affected by the energy crisis.

         Although  California's  growth continues to outpace the nation, the early months of 2001 revealed a significant  moderation in the state's economic growth.  The May 2001-02 Revision  published by a Legislative  Analyst's Office disclosed a reversal of the recent
General Fund  financial  trend as a result of the slowdown in economic  growth in the state  starting in the first  quarter of 2001 and most particularly the steep drop in market levels since early 2000.

         A  significant  downturn in U.S.  stock market  prices  could  adversely  affect  California's  economy by reducing  household spending and business  investment,  particularly in the important high technology  sector.  Moreover,  a large and increasing  share of the state's  General  Fund  revenue in the form of income and  capital  gains  taxes is  directly  related  to, and would be  adversely affected by, a significant downturn in the performance of the stock markets.

         It is impossible to predict the time,  magnitude or location of a major  earthquake or its effect on the  California  economy.
In January 1994, a major  earthquake  struck the Los Angeles area,  causing  significant  damage in a four county area. The possibility exists that another such  earthquake  could create a major  dislocation of the California  economy and  significantly  affect state and local governmental budgets.

         Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years.  The State's cash position also improved, and the State's
General Fund took in substantially greater tax revenue that was initially planned when the budgets were enacted for the fiscal years ended in 1996, 1997, 1998, 1999 and 2000 ($2.2 billion, $1.6 billion, $2.4 billion, 1.7 billion and $8.2 billion, respectively).

         The 2001-02  Governor's Budget estimated  2001-02 General Fund revenues and transfers to be about $79.4 billion,  and proposed
$82.9 billion in  expenditures,  utilizing a portion of the surplus  expected from 2000-01.  The Governor  proposed  budget reserves in
2001-02 of $2.4 billion, including $500 million for unplanned litigation costs.

         The May Revision to the 2001 Governor's Budget disclosed a reversal of the recent General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000.  The 2001 Budget Act projected General Fund revenues in 2001-02 would be about $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates.  Most of the drop was attributed to the personal income tax, which reflected both slower job and wage growth, and a severe decline in capital gains and stock option income, which is included in personal income tax statistics.

         The Fiscal Year 2001 Budget Act was signed by the Governor on July 26, 2001.  The spending plan for 2001-02 included General
Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year.  This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures.  The spending plan utilizes more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the Special Fund for Economic Uncertainties
(the "SFEU") at June 30, 2002, of $2.6 billion, the largest appropriated reserve in State history.  The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water Resources for power purchases would be repaid with interest.  The 2001 Budget Act also included Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion.  The State issued approximately $5.7 billion of revenue anticipation notes on October 4, 2001, as part of its cash management program.  An updated estimate of fiscal year 2001-02 revenues and expenditures was included in the 2002-03 May
Revision, released May 14, 2002.

         Fiscal Year 2002-03 Budget.  The 2002-03 Governor's Budget, released January 10, 2002, projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000.  Personal income tax receipts, including stock option and capital gain realizations, have been particularly impacted.  As a result, the Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion.

         The 2002 May Revision projected further deterioration in revenues of $9.5 billion and additional costs of $1.6 billion over the 2001-02 and 2002-03 fiscal years.  As a result, the combined budget gap rose from the $12.5 billion estimated in January to $23.6 billion.  The May Revision projected tax revenues from personal income, sales and use, and corporation taxes to be about $61.1 billion in 2001-02, $3.8 billion lower than projected in the Governor's Budget and $11.7 billion lower than final estimates for
2000-01.  The May Revision projected total General Fund revenues and transfers of $78.6 billion for 2002-03.

         In early June 2002, actual receipts reported by the State Controller's Office for May 2002 were $372 million below forecast on a cash basis.

         The Administration proposed to close the $23.6 billion budget gap through a combination of spending reductions and revenue proposals, as well as the maximum fiscally responsible level of fund shifts, loans, accelerations, transfers and deferrals.

         Recent Events.  A series of reports after the start of the 2001-02 Fiscal Year have indicated that both the national and the state economics have been in a recession starting in 2001.  In California, the impact has been particularly felt in the high technology section centered in the Bay Area/Silicon Valley, in the construction sector and in exports.  The tragic events of
September 11, 2002 exacerbated the impact of the weakened economy, especially on tourism related industries and locations.  Both the national and the State economies began to recover in later 2001 and early 2002.  The Administration recently predicted the State economy will grow slowly until mid to late 2002, and then accelerate going into 2003.  The slowdown in the California economy, combined with weakness in the stock market, has resulted in a dramatic decline in General Fund revenues compared to previous estimates, as discussed in the previous section on the Fiscal Year 2002-03 Budget.

         In January 2001, the Governor proclaimed a state of emergency to exist in California under the California Emergency Services
Act on the basis that the electricity available from California's investor-owned utilities ("IOUs") was insufficient to prevent widespread and prolonged disruption of electric service in California.  The Governor directed the State Department of Water Resources
("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency.

         The DWR began selling electricity to 10 million retail electric customers in California in January 2001.  The DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions.

         DWR's power supply program is designed to cover the electricity shortfall until at least December 31, 2002.  The
Administration and the California Public Utilities Commission (the "CPUC") are developing plans to have the IOUs purchase the residential net short after DWR is no longer authorized to do so.  Alternatively, it is possible that the power supply program will be extended by legislation or that another State agency will be authorized to develop a successor program.  The rate agreement executed by DWR and the CPUC dated March 8, 2002 anticipates the imposition of charges upon electric power supplied to the retail end use customers of the IOUs and potentially other electric service providers, with the result that DWR would not be required to continue to sell electricity to pay its bonds.  However, DWR will continue to sell the power it purchases under its long term contracts unless the IOUs assume such contracts.

         The power supply program has been financed by unsecured interest-bearing loans from the General Fund of the state aggregating $6.2 billion, secured loans from banks and other financial institutions aggregating $4.1 billion and DWR revenues from power sales to customers aggregating $5.2 billion through May 31, 2002.

         DWR is authorized to issue up to $13.4 billion aggregate principal amount of revenue bonds to finance and refinance the power supply program.  Completion of the DWR bond sales has been delayed by a number of factors, including potential legal challenges.  As of August 18, 2002, there was no proposed schedule for the sale.  Cash flow projections made by the Department of
Finance anticipate the sale of such bonds to occur no later then the end of October 2002.  If such bonds are not prepaid, the principal of these advances will be payable in eleven quarterly installments, which commenced April 30, 2002.

         A rate agreement was executed by the CPUC and DWR as of March 8, 2002, which provides for the CPUC to impose bond charges and department power charges in response to DWR's submittal of its revenue requirement for its purchases of electricity and its debt service. The CPUC has adopted a decision suspending as of September 20, 2001 the right of additional customers to elect to purchase electricity from suppliers other than DWR and the IOUs until DWR is no longer a supplier of electricity.

         A number of lawsuits have been filed concerning various aspects of the energy situation.  These include disputes over rates set by the California Public Utilities Commission; responsibility for electricity and natural gas purchases made by the IOUs and the
California Independent System Operator; continuing contractual obligations of certain small independent power generators; and
antitrust and fraud claims against various parties.  These actions do not seek a judgment against the State's General Fund, and in some cases, neither the State nor the DWR is even a party to these actions.  However, adverse rulings in certain of these matters may affect power costs home by the DWR power supply program described above.

         As of September 6, 2002, the State's general  obligation  bonds were rated Al by Moody's,  A+ by Standard & Poor's,  and AA by
Fitch Ratings.  Standard & Poor's lowered its rating of the State's general  obligation  bonds from AA to A+ in April 2001,  citing the mounting and uncertain cost to the State of the current  electrical power crisis,  as well as its likely long-term  detrimental  effect on the  State's  economy.  During that same month  Fitch  Ratings  placed the State's  general  obligation  bonds on a negative  rating watch.  Moody's lowered its rating of the State's general  obligation  bonds from Aa2 to Aa3 in May 2001 because of the financial risks associated  with the energy crisis and trends in the broader U.S. and  California  economies,  and to A1 in November  2001,  citing the expectation that the State's General Fund budget and liquidity  position will weaken  substantially  over the next eighteen months,  in light of weakness in the technology  sector of the State's economy,  greatly reduced State revenue  projections and the likelihood that the State will have great difficulty  reaching  consensus on the necessary fiscal  adjustments  during its upcoming budget session.  On
June 28, 2001,  Standard & Poor's  removed  California's  debt ratings  from credit watch and affirmed the State's  general  obligation bonds ratings.  It is not presently possible to determine whether,  or the extent to which,  Moody's,  S&P or Fitch Ratings will change such ratings in the future.  It should be noted that the  creditworthiness  of obligations  issued by local  California  issuers may be unrelated to the  creditworthiness  of  obligations  issued by the state,  and there is no  obligation on the part of the state to make payment on such local obligations in the event of default.

                  Financial  Problems of Local  Governments.  It is not possible to predict the future impact of the voter initiatives.
State  constitutional  amendments,  legislation or economic  considerations  described  above,  or of such  initiatives,  amendments or legislation  that may be enacted in the future,  on the  long-term  ability of  California  municipal  issuers to pay interest or repay principal on their  obligations.  There is no assurance  that any California  issuer will make full or timely  payments of principal or interest or remain solvent.  For example,  in December 1994,  Orange County,  California,  together with its pooled  investment  funds, which included  investment  funds from other local  governments,  filed for bankruptcy.  The County has since emerged from  bankruptcy.
Los Angeles  County,  the nation's  largest  county,  in the recent past has also  experienced  financial  difficulty and its financial condition  will  continue to be affected by the large number of County  residents  who are  dependent on  government  services and by a structural deficit in its health  department.  Moreover,  California's  improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.

         Other  Investment  Techniques and  Strategies.  In seeking its  objective,  the Fund may from time to time employ the types of investment strategies and investments described below.

         |X| Floating Rate and Variable Rate Obligations.     Variable rate demand  obligations  have a demand  feature that allows the
Fund to tender the  obligation  to the  issuer or a third  party  prior to its  maturity.  The tender may be at par value plus  accrued interest, according to the terms of the obligations.

         The interest rate on a floating  rate demand note is based on a stated  prevailing  market rate,  such as a bank's prime rate, the 91-day U.S.  Treasury  Bill rate,  or some other  standard,  and is adjusted  automatically  each time such rate is  adjusted.  The interest  rate on a variable  rate  demand note is also based on a stated  prevailing  market  rate but is  adjusted  automatically  at specified  intervals of not less than one year.  Generally,  the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase,  the potential for capital  appreciation  or  depreciation is less than that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated floating rate or variable rate demand obligation  meets the Fund's  quality  standards  by reason of being  backed by a letter of credit or  guarantee  issued by a bank that meets those quality standards.

         Floating rate and variable  rate demand notes that have a stated  maturity in excess of one year may have features that permit the holder to recover the principal  amount of the underlying  security at specified  intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay the outstanding  principal  amount of the note plus accrued  interest.  Generally the issuer must provide a specified  number of days' notice to the holder.

         |X|  Inverse  Floaters  and  Other  Derivative  Investments.  Inverse  floaters  may offer  relatively  high  current  income, reflecting  the spread  between  short-term  and  long-term tax exempt  interest  rates.  As long as the municipal  yield curve remains relatively  steep and short term rates remain  relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market  rates because they receive interest at the higher  long-term rates but have paid for bonds with lower  short-term  rates.
If the yield curve flattens and shifts upward,  an inverse  floater will lose value more quickly than a  conventional  long-term  bond.
The Fund will  invest in inverse  floaters  to seek  higher  tax-exempt  yields  than are  available  from  fixed-rate  bonds that have comparable  maturities and credit  ratings.  In some cases,  the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

         Some inverse  floaters  have a feature known as an interest  rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters that have  interest  rate caps might be part of a portfolio  strategy to try to maintain a high current yield for the
Fund when the Fund has  invested  in inverse  floaters  that  expose the Fund to the risk of  short-term  interest  rate  fluctuations.
"Embedded"  caps can be used to hedge a portion  of the  Fund's  exposure  to rising  interest  rates.  When  interest  rates  exceed a pre-determined  rate, the cap generates  additional  cash flows that offset the decline in interest rates on the inverse  floater,  and the hedge is successful.  However,  the Fund bears the risk that if interest rates do not rise above the  pre-determined  rate, the cap
(which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

         Inverse floaters are a form of derivative investment.  Certain derivatives,  such as options,  futures, indexed securities and entering into swap agreements,  can be used to increase or decrease the Fund's exposure to changing security prices,  interest rates or other  factors that affect the value of  securities.  However,  these  techniques  could  result in losses to the Fund,  if the Manager judges  market  conditions  incorrectly  or employs a strategy that does not correlate  well with the Fund's other  investments.  These techniques  can cause  losses if the  counterparty  does not perform  its  promises.  An  additional  risk of  investing  in  municipal securities  that are  derivative  investments  is that their market  value could be expected to vary to a much greater  extent than the market value of municipal  securities that are not derivative  investments but have similar credit quality,  redemption  provisions and maturities.

         |X|  When-Issued  and Delayed  Delivery-Transactions.  The Fund can purchase  securities  on a  "when-issued"  basis,  and may purchase or sell such securities on a "delayed-delivery"  basis.  "When-issued" or "delayed-delivery"  refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such  transactions  are  negotiated  the price  (which is  generally  expressed  in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities  take place at a later date.  Normally the  settlement  date is within six months of the purchase of municipal bonds and notes.  However,  the Fund may, from time to time,  purchase municipal  securities having a settlement  date more than six months and possibly as long as two years or more after the trade date.  The  securities are subject to change in value from market  fluctuation  during the settlement  period. The value at delivery may be less than the purchase price. For example,  changes in interest rates in a direction  other than that expected by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund.

         The Fund will engage in when-issued  transactions in order to secure what is considered to be an advantageous  price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed-delivery  transactions,  it relies on the buyer or seller,  as the case may be, to complete the  transaction.  Their failure to do so may cause the Fund to lose the  opportunity to obtain the security at a price and yield it considers advantageous.

         When the Fund engages in when-issued  and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling securities  consistent with its investment  objective and policies for its portfolio or for delivery  pursuant to options  contracts it has entered into, and not for the purposes of investment  leverage.  Although the Fund will enter into when-issued or  delayed-delivery purchase  transactions  to acquire  securities,  the Fund may  dispose of a  commitment  prior to  settlement.  If the Fund  chooses to dispose  of the right to  acquire a  when-issued  security  prior to its  acquisition  or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes a  commitment  to purchase or sell a security on a  when-issued  or forward  commitment  basis,  it records  the  transaction  on its books and  reflects  the value of the  security  purchased.  In a sale  transaction,  it records  the proceeds to be received,  in determining its net asset value.  The Fund will identify on its books liquid  securities at least equal to the value of purchase commitments until the Fund pays for the investment.

         When-issued  transactions  and  forward  commitments  can be used by the  Fund  as a  defensive  technique  to  hedge  against anticipated  changes in interest  rates and prices.  For instance,  in periods of rising  interest rates and falling  prices,  the Fund might sell securities in its portfolio on a forward  commitment  basis to attempt to limit its exposure to anticipated  falling prices.
In periods of falling  interest  rates and rising  prices,  the Fund might sell  portfolio  securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

         |X|  Zero-Coupon  Securities.   The  Fund  may  buy  zero-coupon  and  delayed  interest  municipal  securities.   Zero-coupon
securities do not make periodic  interest  payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation of the security,  which is redeemed at face value on a specified  maturity date. This discount  depends on the time remaining until  maturity,  as well as prevailing  interest rates,  the liquidity of the security and the credit  quality of the issuer.  In the absence of threats to the  issuer's  credit  quality,  the discount  typically  decreases as the maturity date approaches.  Some zero-coupon  securities are convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because  zero-coupon  securities pay no interest and compound  semi-annually  at the rate fixed at the time of their issuance, their value is  generally  more  volatile  than the value of other debt  securities.  Their value may fall more  dramatically  than the value of  interest-bearing  securities when interest rates rise. When prevailing  interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

         The  Fund's  investment  in  zero-coupon  securities  may  cause  the  Fund to  recognize  income  and make  distributions  to shareholders  before it receives any cash  payments on the  zero-coupon  investment.  To generate  cash to satisfy  those  distribution requirements,  the Fund may have to sell portfolio  securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X| Puts and Standby  Commitments.  When the Fund buys a municipal  security subject to a standby commitment to repurchase the security,  the Fund is entitled to same-day  settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying  security plus any accrued  interest at the time of exercise.  A put purchased in  conjunction  with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

         The Fund might  purchase a standby  commitment  or put  separately  in cash or it might  acquire the  security  subject to the standby  commitment or put (at a price that reflects that additional  feature).  The Fund will enter into these  transactions only with banks and securities  dealers that, in the Manager's  opinion,  present  minimal credit risks.  The Fund's ability to exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the  securities  if the put or standby  commitment  is exercised.  If the bank or dealer  should  default on its  obligation,  the Fund  might not be able to recover  all or a portion of any loss sustained from having to sell the security elsewhere.

         Puts and standby  commitments are not  transferable  by the Fund. They terminate if the Fund sells the underlying  security to a third party. The Fund intends to enter into these arrangements to facilitate  portfolio  liquidity,  although such arrangements might enable the Fund to sell a security at a pre-arranged  price that may be higher than the prevailing  market price at the time the put or standby  commitment is exercised.  However,  the Fund might refrain from  exercising a put or standby  commitment if the exercise price is  significantly  higher than the prevailing  market price,  to avoid  imposing a loss on the seller that could  jeopardize the Fund's business relationships with the seller.

         A put or standby  commitment  increases the cost of the security and reduces the yield otherwise  available from the security.
Any consideration paid by the Fund for the put or standby  commitment will be reflected on the Fund's books as unrealized  depreciation while the put or  standby  commitment  is held,  and a  realized  gain or loss when the put or  commitment  is  exercised  or  expires.
Interest income received by the Fund from municipal  securities  subject to puts or stand-by  commitments may not qualify as tax exempt in its  hands if the  terms of the put or  stand-by  commitment  cause the Fund not to be  treated  as the tax owner of the  underlying municipal securities.

                  |X|  Repurchase  Agreements.  The Fund may acquire  securities  subject to  repurchase  agreements.  It may do so for liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio  securities.  In a repurchase  transaction,  the Fund acquires a security  from,  and simultaneously  resells it to an approved  vendor for  delivery on an agreed upon future date.  The resale  price  exceeds the purchase price by an amount that reflects an  agreed-upon  interest rate  effective for the period during which the  repurchase  agreement is in effect.  Approved vendors include U.S.  commercial banks, U.S. branches of foreign banks or broker-dealers  that have been designated a primary dealer in government  securities,  which meet the credit  requirements set by the Fund's Manager from time to time. The Manager will  monitor  the  vendor's  creditworthiness  to confirm  that the vendor is  financially  sound and will  continuously  monitor  the collateral's value. They must meet credit requirements set by the Manager from time to time.

         The majority of these  transactions run from day to day.  Delivery  pursuant to resale typically will occur within one to five days of the purchase.  Repurchase  agreements  having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments.  There is no limit on the amount of the Fund's net assets that may be subject to  repurchase  agreements  of seven days or less.

         Repurchase  agreements,  considered  "loans" under the Investment  Company Act of 1940 (the  "Investment  Company  Act"),  are
collateralized by the underlying  security.  The Fund's repurchase  agreements require that at all times while the repurchase agreement is in effect,  the  collateral's  value must equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.
Additionally,  the  Manager  will  impose  creditworthiness  requirements  to  confirm  that the vendor is  financially  sound and will continuously  monitor the collateral's  value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

         Joint  Repurchase  Agreements.  Pursuant to an Exemptive  Order issued by the  Securities and Exchange  Commission,  the Fund,
along with the affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint  repurchase agreement  accounts.  These  balances  are  invested  in one or more  repurchase  agreements,  secured by U.S.  government  securities.
Securities  pledged as collateral for repurchase  agreements are held by a custodian bank until the agreements  mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and  principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         |X| Illiquid  Securities.  The Fund has percentage  limitations that apply to purchases of illiquid  securities,  as stated in the  Prospectus.  As a matter of fundamental  policy,  the Fund cannot  purchase any  securities  that are subject to  restrictions  on resale.

         |X| Loans of Portfolio  Securities.  To attempt to raise income or raise cash for  liquidity  purposes,  the Fund may lend its portfolio securities to brokers,  dealers and other financial  institutions  approved by the Fund's Board of Trustees.  These loans are limited to not more than 25% of the value of the Fund's total  assets.  There are risks in  connection  with  securities  lending.  The
Fund might  experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned  securities.
The Fund  presently  does not intend to engage in loans of  securities  that will exceed 5% of the value of the Fund's  total assets in the coming  year.  Income  from  securities  loans does not  constitute  exempt-interest  income for the  purpose of paying  tax-exempt dividends.

         The Fund must  receive  collateral  for a loan.  Under  current  applicable  regulatory  requirements  (which  are  subject to change),  on each business day the loan  collateral  must be at least equal to the value of the loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government or its agencies or  instrumentalities,  or other cash  equivalents in which the Fund is  permitted  to invest.  To be  acceptable  as  collateral,  letters  of credit  must  obligate a bank to pay  amounts demanded  by the Fund if the demand  meets the terms of the letter.  The terms of the letter of credit and the  issuing  bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund receives  amounts equal to the  dividends or interest on the loaned  securities,  It also receives one or more of (a) negotiated  loan fees, (b) interest on securities  used as collateral,  and (c) interest on short-term debt securities  purchased with the loan  collateral.  Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's,  administrative  or other fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the  Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

         |X|  Hedging.  The Fund may use  hedging to attempt to protect  against  declines  in the market  value of its  portfolio,  to permit the Fund to retain  unrealized  gains in the value of portfolio  securities  that have  appreciated,  or to  facilitate  selling securities for investment reasons.  To do so, the Fund may:

|_|      sell interest rate futures or municipal bond index futures,
|_|      buy puts on such futures or securities, or
         |_| write covered calls on securities,  broadly-based  municipal  bond indices,  interest rate futures or municipal bond index futures.  Covered  calls may also be written on debt  securities  to attempt to increase  the Fund's  income,  but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

         The Fund may also use hedging to establish a position in the debt securities  market as a temporary  substitute for purchasing individual  debt  securities.  In that case the Fund will normally seek to purchase the  securities,  and then  terminate  that hedging position.  For this type of hedging, the Fund may:

         |_| buy interest rate futures or municipal bond index futures, or
         |_| buy calls on such futures or on securities.

         The Fund is not obligated to use hedging  instruments,  even though it is permitted to use them in the  Manager's  discretion, as described  below.  The Fund's  strategy of hedging with futures and options on futures will be incidental  to the Fund's  investment activities in the underlying  cash market.  The  particular  hedging  instruments  the Fund can use are described  below.  The Fund may employ new hedging  instruments  and strategies  when they are developed,  if those  investment  methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_|  Futures.  The Fund may buy and sell  futures  contracts  relating to debt  securities  (these are called  "interest  rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

         An interest  rate future  obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

         A "municipal bond index" assigns  relative  values to the municipal  bonds in the index,  and is used as the basis for trading long-term  municipal bond futures  contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The  obligation  under  the  contract  may also be  satisfied  by  entering  into an  offsetting  contract.  The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

         Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment in cash or U.S.
government  securities  with the futures  commission  merchant (the "futures  broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However,  the futures broker can gain access to that account  only  under  certain  specified  conditions.  As the future is marked to market  (that is,  its value on the  Fund's  books is changed) to reflect  changes in its market value,  subsequent  margin  payments,  called  variation  margin,  will be paid to or by the futures broker daily.

         At any time  prior to the  expiration  of the  future,  the Fund may elect to close  out its  position  by taking an  opposite position at which time a final  determination  of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then  realized  by the Fund on the future for tax  purposes.  Although  Interest  Rate  Futures by their terms call for  settlement  by the delivery of debt  securities,  in most cases the  obligation  is fulfilled  without such delivery by entering into an offsetting  transaction.  All futures  transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

         The Fund may concurrently buy and sell futures  contracts in a strategy  anticipating  that the future the Fund purchased will perform  better than the future the Fund sold.  For  example,  the Fund might buy  municipal  bond futures and  concurrently  sell U.S.
Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds  outperform  U.S.  Treasury Bonds on a duration-adjusted basis.

         Duration is a  volatility  measure  that refers to the  expected  percentage  change in the value of a bond  resulting  from a change in general  interest rates (measured by each 1% change in the rates on U.S.  Treasury  securities).  For example,  if a bond has an  effective  duration of three  years,  a 1% increase in general  interest  rates would be expected to cause the value of the bond to decline  about 3%.  There are risks that this type of futures  strategy  will not be  successful.  U.S.  Treasury  bonds might  perform better on a  duration-adjusted  basis than municipal  bonds,  and the assumptions  about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

         |_| Put and Call  Options.  The Fund may buy and sell  certain  kinds of put options  (puts) and call options  (calls).  These strategies are described below.

         |_| Writing  Covered Call Options.  The Fund may write (that is, sell) call  options.  The Fund's call writing is subject to a number of restrictions:

(1)      After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)      Calls the Fund sells must be listed on a securities  or  commodities  exchange or quoted on NASDAQ,  the  automated  quotation system of The Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3)      Each call the Fund writes must be "covered"  while it is  outstanding.  That means the Fund must own the  investment  on which the call was written.
(4)      The Fund may write calls on futures contracts whether or not it owns them.

         When the Fund writes a call on a security,  it receives cash (a premium).  The Fund agrees to sell the  underlying  investment to a purchaser of a  corresponding  call on the same security  during the call period at a fixed  exercise  price  regardless of market price  changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market  price of the  underlying  security.  The Fund has  retained  the risk of loss that the  price of the  underlying  security  may decline  during  the call  period.  That risk may be  offset  to some  extent by the  premium  the Fund  receives.  If the value of the investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has written calls traded on exchanges,  or as to other acceptable escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

         When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement  with a primary U.S.  government securities  dealer which will establish a formula price at which the Fund will have the absolute  right to repurchase  that OTC option.
The formula price would  generally be based on a multiple of the premium  received for the option,  plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid  securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the executing  broker.  The Securities and Exchange  Commission is evaluating whether OTC options should be considered liquid securities.  The procedure  described above could be affected by the outcome of that evaluation.

         To terminate  its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a "closing  purchase transaction."  The Fund will then  realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close out the  transaction.  A profit may also be realized if the call lapses  unexercised,  because the Fund retains the  underlying  investment and the premium  received.  Any such profits are  considered  short-term  capital  gains for federal tax  purposes,  as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

         The Fund may also write calls on futures  contracts  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is  written,  the Fund must  cover the call by  segregating  in escrow an  equivalent  dollar value of liquid assets.  The Fund will segregate  additional  liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow  requirement,  in no circumstances  would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

         |_|  Writing Put Options.  The Fund can sell put options on debt securities, broadly-based securities indices, futures, or foreign currency options.  A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  A put written on debt securities must be covered by segregated liquid assets and the Fund cannot write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books.  The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

         If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

         |_|  Purchasing  Calls and Puts. The Fund may buy calls only on securities,  broadly-based  municipal bond indices,  municipal bond index futures and interest rate futures.  It may also buy calls to close out a call it has written,  as discussed above. Calls the
Fund buys must be listed on a securities or commodities  exchange,  or quoted on NASDAQ,  or traded in the  over-the-counter  market. A call or put option may not be purchased  if the  purchase  would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

         When the Fund  purchases a call (other than in a closing  purchase  transaction),  it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying  investment  from a seller of a  corresponding  call on the same  investment during  the call  period  at a fixed  exercise  price.  The Fund  benefits  only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the  underlying  investment is above the sum of the exercise  price plus the  transaction  costs and premium paid for the call. If the call is not either  exercised or sold (whether or not at a profit),  it will become  worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

         Calls on municipal  bond indices,  interest  rate futures and municipal  bond index futures are settled in cash rather than by delivering the  underlying  investment.  Gain or loss depends on changes in the securities  included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

         The Fund may buy only  those  puts that  relate to  securities  that the Fund  owns,  broadly-based  municipal  bond  indices, municipal  bond index  futures or interest rate futures  (whether or not the Fund owns the  futures).  The Fund may not sell puts other than puts it has previously purchased.

         When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the  underlying  investment to a seller of a  corresponding  put on the same  investment  during the put period at a fixed exercise  price.  Puts on municipal bond indices are settled in cash.  Buying a put on a debt  security,  interest  rate future or  municipal  bond index future the Fund owns enables it to protect itself during the put period  against a decline in the value of the  underlying  investment  below the exercise  price.  If the market price of the  underlying  investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become  worthless at its  expiration  date. In that case the Fund will lose its premium  payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

         |_| Risks of Hedging  with  Options and Futures.  The use of hedging  instruments  requires  special  skills and  knowledge of investment  techniques  that are  different  than what is required  for normal  portfolio  management.  If the  Manager  uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

         The Fund's option activities may affect its portfolio turnover rate and brokerage  commissions.  The exercise of calls written by the Fund may cause the Fund to sell related  portfolio  securities,  thus  increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying  investments,  increasing  portfolio  turnover.  Although the decision  whether to exercise a put it holds is within the Fund's  control,  holding a put might cause the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

         The Fund may pay a brokerage  commission  each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection  with the exercise of a call or put. Such  commissions  may be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage.  The leverage  offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an  investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the  investment  has increased in value above the call price.

         There is a risk in using short hedging by selling  interest rate futures and municipal  bond index futures or purchasing  puts on municipal bond indices or futures to attempt to protect  against  declines in the value of the Fund's  securities.  The risk is that the prices of such futures or the applicable  index will correlate  imperfectly  with the behavior of the cash (that is, market) prices of the Fund's  securities.  It is possible for example,  that while the Fund has used hedging  instruments in a short hedge, the market may advance and the value of debt  securities  held in the Fund's  portfolio may decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also  experience  a decline in value of its debt  securities.  However,  while this could occur over a brief period or to a very small degree,  over time the value of a  diversified  portfolio of debt  securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities included in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of debt  securities  being hedged and movements in the price of the hedging  instruments,  the Fund may use hedging  instruments  in a greater  dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical  volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

         The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions  due to differences in the natures of those  markets.  All  participants  in the  futures  markets are subject to margin  deposit  and  maintenance  requirements.
Rather than meeting additional margin deposit requirements,  investors may close out futures contracts through offsetting  transactions which could distort the normal relationship  between the cash and futures markets.  From the point of view of speculators,  the deposit requirements  in the futures  markets are less  onerous  than margin  requirements  in the  securities  markets.  Therefore,  increased participation by speculators in the futures markets may cause temporary price distortions.

         The Fund may use hedging  instruments to establish a position in the municipal  securities  markets as a temporary  substitute for the purchase of individual  securities (long hedging).  It is possible that the market may decline.  If the Fund then concludes not to invest in such securities  because of concerns that there may be further market decline or for other reasons,  the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series.  There is no assurance that a liquid  secondary  market will exist for a particular  option.  If the Fund could not effect a closing  purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

         |_| Interest Rate Swap  Transactions.  In an interest rate swap,  the Fund and another party  exchange  their right to receive or their  obligation  to pay interest on a security.  For example,  they may swap a right to receive  floating  rate payments for fixed rate  payments.  The Fund enters into swaps only on  securities  it owns.  The Fund may not enter into swaps with  respect to more than
25% of its total  assets.  Also,  the Fund will  segregate  liquid  assets (such as cash or U.S.  government  securities)  to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount  daily,  as needed.
Income from interest rate swaps may be taxable.

         Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on movements of interest rates in the future,  the payments  made by the Fund under a swap  agreement  will have been greater than those  received by it.  Credit risk arises from the possibility  that the  counterparty  will default.  If the  counterparty to an interest rate swap defaults,  the Fund's loss will consist of the net amount of  contractual  interest  payments  that the Fund has not yet  received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund will enter into swap transactions with appropriate  counterparties  pursuant to master netting  agreements.  A master netting agreement  provides that all swaps done between the Fund and that counterparty  under the master agreement shall be regarded as parts of an integral  agreement.  If on any date amounts are payable  under one or more swap  transactions,  the net amount  payable on that date shall be paid. In addition,  the master netting  agreement may provide that if one party  defaults  generally or on one swap, the counterparty may terminate the swaps with that party.  Under master netting  agreements,  if there is a default resulting in a loss to one party,  that party's  damages are  calculated by reference to the average cost of a replacement  swap with respect to each swap.
The gains and losses on all swaps are then netted,  and the result is the counterparty's  gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

          |_| Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain  guidelines and restrictions  established by the Commodity Futures Trading Commission (the "CFTC").  In particular,  the
Fund is exempted from  registration  with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements  of Rule
4.5  adopted  by the CFTC.  That Rule does not limit the  percentage  of the  Fund's  assets  that may be used for  futures  margin and related options premiums for a bona fide hedging  position.  However,  under the Rule the Fund must limit its aggregate initial futures margin and related  options  premiums to no more than 5% of the Fund's net assets for hedging  strategies  that are not considered bona fide hedging  strategies under the Rule.  Under the Rule, the Fund also must use short futures and options on futures  positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges limit the maximum  number of options  that may be written or held by a single  investor or group of  investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or  purchased  on the same or  different  exchanges,  or are held in one or more accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options that the Fund may write or hold may be affected by options  written or held by other  entities,  including  other  investment  companies  having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The exchanges also impose  position limits on futures transactions.  An exchange  may order the  liquidation  of positions  found to be in  violation of those limits and may impose  certain other sanctions.

         Under the  Investment  Company Act, when the Fund  purchases an interest rate future or municipal  bond index future,  it must maintain cash or readily  marketable  short-term debt instruments in an amount equal to the market value of the investments  underlying the future,  less the margin  deposit  applicable  to it. The account must be a segregated  account or accounts  held by its  custodian bank.
         |X| Temporary  Defensive  Investments.  The securities  the Fund may invest in for temporary  defensive  purposes  include the following:
                  |_|  short-term municipal securities;
                  |_| obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
                  |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
                  |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
                   |_|  certificates of deposit of domestic banks with assets of $1 billion or more.

         Portfolio  Turnover.  A change in the securities  held by the Fund from buying and selling  investments is known as "portfolio turnover."  Short-term  trading  increases the rate of portfolio  turnover and could increase the Fund's  transaction  costs.  However, the Fund ordinarily incurs little or no brokerage  expense because most of the Fund's portfolio  transactions are principal trades that do not require payment of brokerage commissions.

         The Fund  ordinarily  does not trade  securities to achieve  short-term  capital  gains,  because they would not be tax-exempt income.  To a  limited  degree,  the Fund may  engage  in  short-term  trading  to  attempt  to take  advantage  of  short-term  market variations.  It may also do so to dispose  of a  portfolio  security  prior to its  maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other  considerations,  the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares.  In those cases,  the Fund may realize a capital gain or loss on its  investments.  The
Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

         |X| Taxable  Investments.  While the Fund can invest up to 20% of its total assets in investments that generate income subject to income  taxes,  it does not  anticipate  investing  substantial  amounts of its assets in taxable  investments  under normal  market conditions or as part of its normal trading  strategies and policies.  To the extent it invests in taxable  securities,  the Fund would not be able to meet its  objective of providing  tax exempt  income to its  shareholders.  Taxable  investments  include,  for example, hedging instruments, repurchase agreements, and the types of securities the Fund would buy for temporary defensive purposes.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those  policies  that the Fund has  adopted  to govern  its investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.  Under the Investment
Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

         |_| 67% or more of the shares  present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_| more than 50% of the outstanding shares.

         The Fund's  investment  objective is a fundamental  policy.  Other  policies  described in the Prospectus or this Statement of
Additional   Information  are  "fundamental"  only  if  they  are  identified  as  such.  The  Fund's  Board  of  Trustees  can  change non-fundamental  policies  without  shareholder  approval.  However,  significant  changes to investment  policies will be described in supplements or updates to the Prospectus or this  Statement of Additional  Information,  as  appropriate.  The Fund's most  significant investment policies are described in the Prospectus.

         o Does the Fund Have Additional  Fundamental Policies?  The following investment  restrictions are fundamental policies of the
Fund:

         |_| The Fund cannot invest in securities or other  investments  other than  municipal  securities,  the temporary  investments described in its Prospectus,  repurchase  agreements,  covered calls,  private activity  municipal  securities and hedging  instruments described in "About the Fund" in the Prospectus or this Statement of Additional Information.

         |_| The Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations thereunder  or any  exemption  therefrom  that is applicable  to the Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

         |_| The Fund may not borrow money,  except to the extent permitted under the Investment  Company Act, the rules or regulations thereunder  or any  exemption  therefrom  that is applicable  to the Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

         |_| The Fund  cannot  invest 25% or more of its total  assets in any one  industry.  That  limit does not apply to  securities issued or guaranteed by the U.S.  government or its agencies and  intrumentalities  or securities issued by investment  companies.  Nor does that limit apply to municipal securities in general or to California Municipal Securities.

         |_| The Fund cannot invest in real estate,  physical commodities or commodity contracts,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

         |_| The Fund cannot underwrite securities or invest in securities that are subject to restrictions on resale.

         |_| The Fund cannot invest in securities of other  investment  companies,  except to the extent permitted under the Investment
Company Act, the rules and regulations  thereunder or any exemption  therefrom,  as such statute,  rules and regulations may be amended or interpreted from time to time.

         |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

         The Fund  currently has an operating  policy (which is not a fundamental  policy but will not be changed  without the approval of a  shareholder  vote) that  prohibits  the Fund from  issuing  senior  securities.  However,  the policy does not  prohibit  certain activities  that are permitted by the Fund's other  policies,  including  borrowing  money for  emergency  purposes as permitted by its other  investment  policies and applicable  regulations,  entering into  delayed-delivery  and when-issued  arrangements  for portfolio securities  transactions,  and entering  into  contracts to buy or sell  derivatives,  hedging  instruments,  options,  futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.
         Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it  applies  only at the  time the Fund  makes an  investment.  In that  case  the Fund  need not sell  securities  to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Non-Diversification  of the Fund's  Investments.  The Fund is  "non-diversified"  as defined in the Investment  Company Act. Funds that are diversified  have  restrictions  against  investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

         Being  non-diversified  poses additional  investment  risks,  because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater  fluctuations from adverse conditions  affecting any one of those issuers.  However,  the
Fund does limit its  investments  in the securities of any one issuer to qualify for tax purposes as a "regulated  investment  company"
under the Internal  Revenue  Code.  By  qualifying,  it does not have to pay federal  income taxes if more than 90% of its earnings are distributed to  shareholders.  To qualify,  the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the  securities of a single issuer.  Second,  with respect to 50% of the market value of its total assets,  (1) no more than 5% of the market value of its total assets may be invested in the  securities of a single  issuer,  and
(2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

         The  identification  of the issuer of a municipal  security  depends on the terms and  conditions  of the  security.  When the assets and revenues of an agency,  authority,  instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision,  agency,  authority or instrumentality,  the latter would be deemed to be the sole issuer.  Similarly,  if an industrial  development bond is backed only by the assets and revenues of the  non-governmental  user,  then  that user  would be  deemed to be the sole  issuer.  However,  if in  either  case the  creating government or some other entity  guarantees a security,  the guarantee would be considered a separate  security and would be treated as an issue of such government or other entity.

Applying the Restriction Against  Concentration.  To implement its policy not to concentrate its investments,  the Fund has adopted the industry  classifications set forth in Appendix B to this Statement of Additional Information.  Those industry  classifications are not a fundamental policy.

         In implementing the Fund's policy not to concentrate its  investments,  the Manager will consider a  non-governmental  user of facilities  financed  by  industrial  development  bonds as being in a  particular  industry.  That is done even  though  the bonds are municipal  securities,  as to  which  the  Fund  has no  concentration  limitation.  Although  this  application  of the  concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

How the Fund Is Managed

Organization  and  History.  The Fund is an  open-end,  non-diversified  management  investment  company  with an  unlimited  number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in July 1988.

         |_|  Classes of Shares.  The  Trustees  are  authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees may reclassify  unissued  shares of the Fund into additional  series or classes of shares.  The Trustees also may divide or combine  the shares of a class  into a greater or lesser  number of shares  without  changing  the  proportionate  beneficial interest of a shareholder in the Fund.  Shares do not have cumulative  voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Fund  currently  has three  classes of shares:  Class A, Class B and Class C. All  classes  invest in the same  investment portfolio. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting  rights on matters in which the  interests of one class are different  from the interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional  shares voting  proportionally  on matters  submitted to the vote of  shareholders.  Each share of the Fund  represents an interest in the Fund proportinately equal to the interest of each other share of the same class.

         |_| Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the Fund is not required to hold,  and does not plan to hold,  regular annual  meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other  applicable  law.  It will also do so when a  shareholder  meeting  is called  by the  Trustees  or upon  proper  request  of the shareholders.

         Shareholders have the right,  upon the declaration in writing or vote of two-thirds of the outstanding  shares of the Fund, to remove a Trustee.  The Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written  request of the record holders of 10% of its  outstanding  shares.  If the Trustees  receive a request from at least 10  shareholders  stating that they wish to  communicate  with other  shareholders  to request a meeting to remove a Trustee,  the Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.
The  shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at
$25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less.  The Trustees may also take other action as permitted by the Investment Company Act.

         |_|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust  contains an express  disclaimer of shareholder or
Trustee  liability for the Fund's  obligations.  It also provides for  indemnification  and reimbursement of expenses out of the Fund's property for any shareholder held personally  liable for its obligations.  The Declaration of Trust also states that upon request,  the
Fund shall assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Fund  shareholder  will incur  financial  loss from being held liable as a  "partner"  of the Fund is limited to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

         The Fund's  contractual  arrangements  state that any person doing  business with the Fund (and each  shareholder of the Fund)
agrees under its  Declaration of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings  with the Fund.  Additionally,  the  Trustees  shall have no personal  liability to any such person,  to the extent permitted by law.

Board of Trustees and Oversight Committees

         The Fund is governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of  shareholders  under
Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performances,  and review the  actions of the  Manager.  Although  the Fund will not  normally  hold  annual  meetings  of its  shareholders,  it may hold shareholder  meetings from time to time on important matters,  and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit  Committee,  a Study  Committee and a Proxy  Committee.  The members of the Audit Committee are Kenneth Randall  (Chairman),  Benjamin  Lipstein and Edward Regan.  The Audit Committee held five meetings during the Fund's fiscal year ended  July 31,  2002.  The Audit  Committee  provides  the Board  with  recommendations  regarding  the  selection  of the Fund's independent  auditor.  The Audit  Committee  also reviews the scope and results of audits and the audit fees charged,  reviews  reports from the Fund's  independent  auditor  concerning the Fund's internal  accounting  procedures,  and controls and reviews reports of the
Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The  members of the Study  Committee  are  Benjamin  Lipstein  (Chairman),  Robert  Galli and  Elizabeth  Moynihan.  The Study
Committee  held seven  meetings  during the Fund's fiscal year ended July 31, 2002.  The Study  Committee  evaluates and reports to the
Board on the Fund's contractual arrangements,  including the Investment Advisory and Distribution Agreements,  transfer and shareholder service  agreements and custodian  agreements as well as the policies and procedures  adopted by the Fund to comply with the Investment
Company Act of 1940 and other applicable law, among other duties as set forth in the Committee charter.

         The members of the Proxy Committee are Edward Regan  (Chairman),  Russell  Reynolds and Clayton  Yeutter.  The Proxy Committee
held no meetings  during the fiscal year ended July 31, 2002. The Proxy  Committee  provides the Board with  recommendations  for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent trustee of the Fund ("Independent
Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board I Funds (defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following
Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                          Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                          Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                          Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                           Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                            Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                     Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                               Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                                    Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                        Oppenheimer Special Value Fund
Oppenheimer Global Fund                                        Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                    Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                   Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                        Oppenheimer U.S. Government Trust

                          ------------------------------------------------------------- ----------- ------------------ ----

         In  addition to being a trustee or director of the
Board I Funds,  Mr.  Galli is also a director or trustee of
10  other  portfolios  in  the  OppenheimerFunds   complex.
Present  or  former  officers,   directors,   trustees  and
employees  (and  their  immediate  family  members)  of the
Fund, the Manager and its affiliates,  and retirement plans
established  by them for their  employees  are permitted to
purchase   Class  A  shares  of  the  Fund  and  the  other
Oppenheimer  funds at net asset value without sales charge.
The sales  charges  on Class A shares  is  waived  for that
group because of the  economics of sales  efforts  realized
by the Distributor.

         Messrs. Fielding, Murphy, Masterson, Molleur,
Vottiero, Wixted and Zack, and Mses. Feld and Ives
respectively hold the same offices with one or more of the
other funds in the OppenheimerFunds complex, as well as
with the Fund.  As of August 29, 2002, the Trustees and
officers of the Fund as a group owned of record or
beneficially less than 1% of each class of shares of the
Fund.  The foregoing statement does not reflect ownership
of shares of the Fund held of record by an employee
benefit plan for employees of the Manager, other than the
shares beneficially owned under the plan by the officers
of the Fund listed above. In addition, each Independent
Trustee, and his or her family members, do not own
securities of either the Manager or Distributor of the
Board I Funds or any person directly or indirectly
controlling, controlled by or under common control with
the Manager or Distributor.

Affiliated Transactions and Material Business
Relationships.  Mr. Reynolds has reported that he has a
controlling interest in The Directorship Search Group,
Inc. ("The Directorship Search Group"), a director
recruiting firm that provided consulting services to
Massachusetts Mutual Life Insurance Company (which
controls the Manager) for fees aggregating $110,000 from
January 1, 2000 through December 31, 2001, an amount
representing less than 5% of the annual revenues of The
Directorship Search Group.  Mr. Reynolds estimates that
The Directorship Search Group will bill Massachusetts
Mutual Life Insurance Company $150,000 for services to be
provided during the calendar year 2002.

         The Independent Trustees have unanimously (except
for Mr. Reynolds, who abstained) determined that the
consulting arrangements between The Directorship Search
Group and Massachusetts Mutual Life Insurance Company were
not material business or professional relationships that
would compromise Mr. Reynolds' status as an Independent
Trustee. Nonetheless, to assure certainty as to
determinations of the Board and the Independent Trustees
as to matters upon which the 1940 Act or the rules
thereunder require approval by a majority of Independent
Trustees, Mr. Reynolds will not be counted for purposes of
determining whether a quorum of Independent Trustees was
present or whether a majority of Independent Trustees
approved the matter.

The  address of each  Trustee in the chart below is 6803 S.
Tucson Way,  Centennial CO 80112-3924.  Each Trustee serves
for an  indefinite  term,  until  his  or her  resignation,
retirement, death or removal.

                   Independent Trustees

                          ------------------------------------------------------------- ----------- ------------------ ----
-------------------------- --------------------------------------------------------------- --------------- ----------------

Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                       Beneficially     Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the   Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund         by Trustee

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2001

-------------------------- --------------------------------------------------------------- --------------------------------
------------------------- -------------------------------------------------------------------------------------------------

Leon Levy, Chairman of    General  Partner  (since  1982) of  Odyssey  Partners,  L.P.      $0            None
the Board of Trustees     (investment  partnership)  and  Chairman of the Board (since
Trustee since 1988        1981) of Avatar  Holdings,  Inc. (real estate  development).
Age: 76                   Oversees 31 portfolios in the OppenheimerFunds complex.

------------------------- -------------------------------------------------------------------------------------------------
------------------------- -------------------------------------------------------------------------------------------------

Robert G. Galli,          A trustee or director of other Oppenheimer  funds.  Formerly      $0        Over $100,000
Trustee since 1993        Vice Chairman (October  1995-December  1997) of the Manager.
Age: 69                   Oversees 41 portfolios in the OppenheimerFunds complex.

------------------------- -------------------------------------------------------------------------------------------------
------------------------- -------------------------------------------------------------------------------------------------

Phillip A. Griffiths,     The  Director  (since  1991) of the  Institute  for Advanced      $0        Over $100,000
Trustee since 1999        Study,  Princeton,   N.J.,  director  (since  2001)  of  GSI
Age: 63                   Lumonics  and a member of the  National  Academy of Sciences
                          (since 1979);  formerly (in descending  chronological order)
                          a  director  of  Bankers  Trust  Corporation,   Provost  and
                          Professor of Mathematics at Duke  University,  a director of
                          Research  Triangle  Institute,   Raleigh,  N.C.  (scientific
                          research and  technology  development  organization),  and a
                          Professor of Mathematics at Harvard University.  Oversees 31
                          portfolios in the OppenheimerFunds complex.

------------------------- -------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Benjamin Lipstein,         Professor  Emeritus of  Marketing,  Stern  Graduate  School of        $0         Over $100,000
Trustee since 1988         Business  Administration,  New York  University.  Oversees  31
Age: 79                    portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
------------------------- -------------------------------------------------------------------------------------------------

Elizabeth B. Moynihan,    Author and architectural  historian;  a trustee of the Freer      $0      $50,001-$100,000
Trustee since 1992        Gallery of Art and Arthur M.  Sackler  Gallery  (Smithsonian
Age: 72                   Institute),   Trustees  Council  of  the  National  Building
                          Museum;  a  member  of the  Trustees  Council,  Preservation
                          League of New York  State.  Oversees  31  portfolios  in the
                          OppenheimerFunds complex.

------------------------- -------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Kenneth A. Randall,        A director  of  Dominion  Resources,  Inc.  (electric  utility        $0         Over $100,000
Trustee since 1988         holding   company)  and  Prime  Retail,   Inc.   (real  estate
Age: 75                    investment  trust);  formerly a director of  Dominion  Energy,
                           Inc.  (electric  power and oil & gas producer),  President and
                           Chief  Executive   Officer  of  The  Conference   Board,  Inc.
                           (international  economic and business research) and a director of Lumbermens  Mutual  Casualty  Company,  American  Motorists
                           Insurance Company and American  Manufacturers Mutual Insurance
                           Company.   Oversees  31  portfolios  in  the  OppenheimerFunds
                           complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
------------------------- -------------------------------------------------------------------------------------------------

Edward V. Regan,          President,  Baruch  College,  CUNY;  a  director  of RBAsset      $0      $50,001-$100,000
Trustee since 1993        (real estate  manager);  a director of  OffitBank;  formerly
Age: 72                   Trustee,  Financial  Accounting  Foundation (FASB and GASB),
                          Senior  Fellow  of Jerome  Levy  Economics  Institute,  Bard
                          College,  Chairman of Municipal  Assistance  Corporation for
                          the  City  of New  York,  New  York  State  Comptroller  and
                          Trustee  of  New  York  State  and  Local  Retirement  Fund.
                          Oversees 31  investment  companies  in the  OppenheimerFunds complex.

------------------------- -------------------------------------------------------------------------------------------------
------------------------- -------------------------------------------------------------------------------------------------

Russell S. Reynolds,      Chairman  (since  1993) of The  Directorship  Search  Group,      $0       $10,001-$50,000
Jr.,                      Inc.   (corporate   governance   consulting   and  executive
Trustee since 1989        recruiting);   a  life   trustee  of   International   House
Age: 70                   (non-profit educational organization),  and a trustee (since
                          1996)  of the  Greenwich  Historical  Society.  Oversees  31
                          portfolios in the OppenheimerFunds complex.

------------------------- -------------------------------------------------------------------------------------------------
------------------------- -------------------------------------------------------------------------------------------------

Donald W. Spiro, Vice     Formerly  Chairman  Emeritus  (until  August  1999)  of  the      $0        Over $100,000
Chairman of the Board     M
of Trustees,              tanager.  Formerly a director (January  1969-August 1999) of
Trustee since 1988        che Manager.  Oversees 31 portfolios in the OppenheimerFunds
Age: 76                    omplex.

------------------------- -------------------------------------------------------------------------------------------------
------------------------- -------------------------------------------------------------------------------------------------

Clayton K. Yeutter,       Of  Counsel  (since  1993),  Hogan & Hartson  (a law  firm).      $0      $50,001-$100,000
Trustee since 1991        Other  directorships:  Caterpillar,  Inc.  (since  1993) and
Age: 71                   Weyerhaeuser  Co.  (since  1999).  Oversees 31 portfolios in the OppenheimerFunds complex.

------------------------- -------------------------------------------------------------------------------------------------

         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, retirement, death or removal.

----------------------- ---------------------------------------------------------------- ----------- ----------------- ----

  Interested Trustee
     and Officer

----------------------- ---------------------------------------------------------------- ----------- ----------------- ----
-------------------------- --------------------------------------------------------------- --------------- ----------------

Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                                               of the
                                                                                             of Shares       Oppenheimer
Position(s) Held with                                                                       Beneficially        Funds
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the     Overseen by
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund           Trustee

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2001

-------------------------- --------------------------------------------------------------- --------------------------------
----------------------- ---------------------------------------------------------------------------------------------------

John V. Murphy,         Chairman,  Chief  Executive  Officer and  director  (since June
President and           2001) and  President  (since  September  2000) of the  Manager;      $0       Over $100,000
Trustee,                President  and a  director  or  trustee  of  other  Oppenheimer
Trustee since October   funds;   President   and  a  director   (since  July  2001)  of
2001                    Oppenheimer  Acquisition  Corp.  (the Manager's  parent holding
Age: 53                 company)  and of  Oppenheimer  Partnership  Holdings,  Inc.  (a
                        holding company  subsidiary of the Manager);  a director (since
                        November  2001)  of  OppenheimerFunds   Distributor,   Inc.  (a
                        subsidiary  of the  Manager);  Chairman  and a director  (since
                        July 2001) of  Shareholder  Services,  Inc. and of  Shareholder
                        Financial  Services,  Inc.  (transfer agent subsidiaries of the
                        Manager);  President  and  a  director  (since  July  2001)  of
                        OppenheimerFunds  Legacy  Program (a  charitable  trust program established  by the  Manager);  a  director  of the  investment advisory  subsidiaries of the Manager:  OFI Institutional Asset
                        Management,  Inc. and Centennial Asset  Management  Corporation
                        (since   November   2001),    HarbourView    Asset   Management
                        Corporation  and OFI  Private  Investments,  Inc.  (since  July
                        2001);  President  (since  November  1,  2001)  and a  director
                        (since July 2001) of Oppenheimer Real Asset  Management,  Inc.;
                        a  director  (since   November  2001)  of  Trinity   Investment
                        Management  Corp.  and  Tremont  Advisers,   Inc.   (Investment
                        advisory  affiliates of the Manager);  Executive Vice President
                        (since  February 1997) of  Massachusetts  Mutual Life Insurance
                        Company (the Manager's parent company);  a director (since June
                        1995)  of  DBL   Acquisition   Corporation;   formerly,   Chief
                        Operating  Officer  (September  2000-June 2001) of the Manager;
                        President  and  trustee  (November  1999-November  2001) of MML
                        Series  Investment  Fund  and  MassMutual  Institutional  Funds
                        (open-end   investment   companies);   a  director   (September
                        1999-August  2000) of C.M. Life Insurance  Company;  President,
                        Chief  Executive  Officer and director  (September  1999-August
                        2000) of MML Bay  State  Life  Insurance  Company;  a  director
                        (June  1989-June  1998) of Emerald  Isle  Bancorp and  Hibernia
                        Savings  Bank  (a  wholly-owned   subsidiary  of  Emerald  Isle
                        Bancorp).   Oversees  69  portfolios  in  the  OppenheimerFunds
                        complex.

----------------------- ---------------------------------------------------------------------------------------------------

       The address of the Officers in the chart below is as follows: Messrs. Fielding, Molleur and Zack and Ms. Feld is 498 Seventh
Avenue, New York, NY 10018. Messrs. Masterson, Vottiero and Wixted and Ms. Ives is 6803 S. Tucson Way, Englewood, CO 80112-3924. Each
Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Ronald H. Fielding, Vice           Senior Vice President  (since  January 1996) of the Manager;  Chairman of the Rochester
President and Portfolio Manager    Division  of the  Manager  (since  January  1996);  an officer of 9  portfolios  in the
since July 1, 2002                 OppenheimerFunds  complex;  prior to  joining  the  Manager  in  January  1996,  he was
Age:  53                           President and a director of Rochester Capital Advisors,  Inc. (1993 - 1995), the Fund's
                                   prior  investment  advisor,  and of Rochester  Fund Services,  Inc. (1986 - 1995),  the
                                   Fund's prior  distributor;  President and a trustee of Limited Term New York  Municipal
                                   Fund  (1991 -  1995),  Oppenheimer  Convertible  Securities  Fund  (1986  -  1995)  and
                                   Rochester  Fund  Municipals  (1986 - 1995);  President  and a director of Rochester Tax
                                   Managed Fund,  Inc.  (1982 - 1995) and of Fielding  Management  Company,  Inc.  (1982 -
                                   1995), an investment advisor.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer (since      Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
April 1999)                        Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 42                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer (since         President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
August 15, 2002)                   was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 72 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary (since November 1,       the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
2001)                              Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary
(since August 15, 2002)            associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 72
Age: 38                            portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary
(since November 1, 2001)           President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 44                            of 82 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
(since November 1, 2001)           Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
(since November 1, 2001)           Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 36                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

         |X|  Remuneration of Trustees.  The officers of the Fund and one Trustee of the Fund (Mr.  Murphy) who are affiliated with the
Manager  receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund  received  the  compensation  shown  below.  The compensation  from the Fund was paid during its fiscal year ended July 31, 2002. The  compensation  from all of the Board I Oppenheimer funds  (including  the Fund) was paid to the trustees for their  service as a director,  trustee or member of a committee of the boards of those funds during the calendar year ended December 31, 2001.

------------------------------------------------ ------------------------------ ------------------------------------
                                                                                    Total Compensation from all
                                                                                    Oppenheimer Funds for which
                                                                                       Individual Serves as
Trustee Name and Other Fund Position(s) (as       Aggregate Compensation from            Trustee/Director
applicable)                                                  Fund1                          (33 Funds)2
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Leon Levy                                                     $0                             $173,700
Chairman
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Robert G. Galli                                               $0                             $202,886
Study Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Phillip Griffiths                                             $0                              $54,889
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Benjamin Lipstein
Study Committee Chairman,                                     $0                             $150,152
Audit Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Elizabeth Moynihan                                            $0                             $105,760
Study Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Kenneth A. Randall                                            $0                              $97,012
Review Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Edward V. Regan
Proxy Committee Chairman                                      $0                              $95,960
Audit Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Russell S. Reynolds, Jr.                                      $0                              $71,792
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Donald Spiro                                                  $0                              $64,080
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Clayton K. Yeutter                                            $0                              $71,792
Proxy Committee Member
------------------------------------------------ ------------------------------ ------------------------------------

1........Compensation  includes  fees and  deferred  compensation,  if any for the  fiscal  year ended July 31,  2002.  No trustee  fee expenses were accrued to the Fund during its last fiscal year for each Trustee.
2.       Estimated  annual  retirement  benefits paid at retirement is based on a straight life payment plan  election.  The amount for
     Mr. Galli includes $14,818 for serving as a trustee or director of 10 Oppenheimer funds in addition to Board I funds.
3.       Includes $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds in addition to Board I funds.

         |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that  provides for payments to retired  Trustees.
Payments  are up to 80% of the average  compensation  paid during a Trustee's  five years of service in which the highest  compensation was  received.  A Trustee must serve as trustee for any of the Board I  Oppenheimer  funds for at least 15 years to be eligible for the maximum  payment.  Each Trustee's  retirement  benefits will depend on the amount of the Trustee's  future  compensation  and length of service.

         |X|  Deferred  Compensation  Plan  for  Trustees.  The  Board  of  Trustees  has  adopted  a  Deferred  Compensation  Plan for disinterested  trustees  that  enables  them to elect to defer  receipt  of all or a portion of the annual  fees they are  entitled  to receive  from the Fund.  Under the plan,  the  compensation  deferred by a Trustee is  periodically  adjusted  as though an  equivalent amount had been  invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.  The amount paid to the Trustee  under the plan will be determined based upon the performance of the selected funds.

         Deferral  of  Trustees'  fees  under the plan will not  materially  affect the Fund's  assets,  liabilities  or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any  particular  level of  compensation  to any Trustee.  Pursuant to an Order issued by the Securities and Exchange  Commission,  the Fund may invest in the funds selected by the
Trustee under the plan without  shareholder  approval for the limited  purpose of determining  the value of the Trustee's  deferred fee account.

         |X| Major  Shareholders.  As of August 29,  2002,  the only  persons  who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares were:

Merrill Lynch Pierce Fenner & Smith, Attn: Fund  Administrator/#97BH8,  4800 Deer Lake Drive East, Third Floor,  Jacksonville,  Florida
32246-6484, which owned 728,852.741 Class B shares (6.07% of the Class B shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts  Mutual Life
Insurance Company.

         The  portfolio  managers of the Fund are  principally  responsible  for the  day-to-day  management  of the Fund's  investment portfolio.  Other members of the  Manager's  fixed-income  portfolio  department,  particularly  security  analysts,  traders and other portfolio  managers have broad experience with fixed-income  securities.  They provide the Fund's portfolio  managers with research and support in managing the Fund's investments.

         |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees,  including portfolio managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include persons with knowledge of the investments and investment  intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including securities  that may be purchased or held by the Fund,  subject to a number of restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's  registration  statement filed with the Securities and Exchange  Commission and can be reviewed  and copied at the SEC's Public  Reference  Room in  Washington,  D.C.  You can obtain  information  about the hours of operation  of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the
Fund's  registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet  web site at  HTTP://WWW.SEC.GOV.  Copies may be
                                                                                                     ------------------
obtained, after paying a duplication fee, by electronic request at the following E-mail address:  PUBLICINFO@SEC.GOV.  or by writing to
                                                                                                  ------------------
the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         |X| The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management services to the Fund under an  investment  advisory  agreement  between the Manager and the Fund.  The Manager  selects  securities  for the Fund's  portfolio and handles its day-to day business.  That agreement requires the Manager,  at its expense, to provide the Fund with adequate office space, facilities  and  equipment.  It also requires the Manager to provide and supervise the  activities of all  administrative  and clerical personnel  required to provide effective  administration for the Fund. Those  responsibilities  include the compilation and maintenance of records with respect to the Fund's  operations,  the  preparation  and filing of specified  reports,  and the  composition  of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly  assumed by the Manager  under the advisory  agreement are paid by the Fund.  The  investment  advisory agreement  lists  examples  of expenses  paid by the Fund.  The major  categories  relate to  interest,  taxes,  fees to  disinterested
Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain  printing and registration costs,  brokerage  commissions,  and non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are allocated  to each class of shares  based  upon the  relative  proportion  of the Fund's net  assets  represented  by that  class.  The management  fees paid by the Fund to the Manager  during its last three fiscal years are listed below.  Effective  January 1, 2000, the
Manager has  voluntarily  undertaken to limit its  management  fees to a maximum  annual rate of 0.55% of average annual net assets for each class of shares.  There was no waiver for the fiscal year ended July 31,  2002.  This  voluntary  waiver can be  withdrawn  by the
Manager at any time.

           ---------------------- --------------------------------------------------------
             Fiscal Year Ended                    Management Fee Paid to
                   7/31                           OppenheimerFunds, Inc.
           ---------------------- --------------------------------------------------------
           ---------------------- --------------------------------------------------------
                   2000                                 $2,310,800(1)
           ---------------------- --------------------------------------------------------
           ---------------------- --------------------------------------------------------
                   2001                                              $2,660,807(2)
           ---------------------- --------------------------------------------------------
           ---------------------- --------------------------------------------------------
                   2002                                 $2,988,743
           ---------------------- --------------------------------------------------------

              -------------------------------------------------------------------------
1.       Does not include waiver of $31,818.
2.       Does not include waiver of $18,696.

         The investment  advisory  agreement  states that in the absence of willful  misfeasance,  bad faith,  gross  negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment  advisory  agreement,  the Manager is not liable for any loss  sustained by reason of good faith errors or omissions  the Fund  sustains for any  investment,  adoption of any investment policy, or the purchase, sale or retention of any security.

|X|      Annual Approval of Investment  Advisory Agreement.  Each year, the Board of Trustees,  including a majority of the Independent
Trustees,  is required to approve the renewal of the  investment  advisory  agreement.  The  Investment  Company Act requires  that the
Board  request and  evaluate  and the Manger  provide  such  information  as may be  reasonably  necessary to evaluate the terms of the investment  advisory agreement.  The Board employs an independent  consultant to prepare a report that provides such information as the
Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays. These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement. Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager; and

o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the
Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced
Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment  Advisory  Agreement.  One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio  securities for the Fund. The investment  advisory  agreement allows the Manager to use  broker-dealers to effect the Fund's portfolio  transactions.  Under the agreement,  the Manager may employ those broker-dealers  (including  "affiliated"
brokers,  as that term is defined in the Investment  Company Act) that, in the Manager's  best judgment based on all relevant  factors, will implement the Fund's policy to obtain, at reasonable  expense,  the "best execution" of portfolio  transactions.  "Best execution"
refers to prompt and reliable  execution at the most  favorable  price  obtainable.  The Manager need not seek  competitive  commission bidding.  However,  the Manager is expected to minimize the  commissions  paid to the extent  consistent with the interest and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions  paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith  determination  that the commission is fair and reasonable in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting  brokers for the Fund's portfolio  transactions,  the Manager may also consider sales of shares of the Fund and other investment  companies  managed by the Manager or its affiliates.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the  provisions  of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally the Manager's  portfolio  traders  allocate brokerage upon  recommendations  from the Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly place trades and allocate brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

         Most  securities  purchases  made by the Fund are in principal  transactions  at net prices.  The Fund usually deals  directly with the selling or purchasing  principal or market maker without  incurring  charges for the services of a broker on its behalf unless the Manager  determines  that a better price or execution may be obtained by using the services of a broker.  Therefore,  the Fund does not incur substantial  brokerage costs.  Portfolio  securities  purchased from underwriters  include a commission or concession paid by the issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers include a spread between the bid and asked price.

         The Fund seeks to obtain prompt  execution of orders at the most  favorable  net prices.  In an option  transaction,  the Fund ordinarily  uses the same  broker for the  purchase or sale of the option and any  transaction  in the  investment  to which the option relates.  When possible,  the Manager tries to combine  concurrent orders to purchase or sell the same security by more than one of the accounts  managed by the  Manager or its  affiliates.  The  transactions  under  those  combined  orders are  averaged  as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research services provided  by a  particular  broker may be useful  only to one or more of the  advisory  accounts  of the  Manager  and its  affiliates.
Investment  research  received by the Manager for the  commissions  paid by those other accounts may be useful both to the Fund and one or more of the  Manager's  other  accounts.  Investment  research  services  may be  supplied  to the  Manager by a third  party at the instance of a broker through which trades are placed.  Investment  research  services  include  information  and analyses on particular companies and industries as well as market or economic  trends and portfolio  strategy,  market  quotations for portfolio  evaluations, information  systems,  computer  hardware  and similar  products  and  services.  If a research  service  also assists the Manager in a non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Trustees has permitted the Manager to use commissions on fixed-price  offerings to obtain  research,  in the same manner as is  permitted  for agency  transactions.  The Board has also  permitted  the Manager to use stated  commissions  on secondary fixed-income  agency  trades to obtain  research if the broker  represents  to the Manager  that:  (i) the trade is not from or for the broker's own inventory,  (ii) the trade was executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.

         The research  services  provided by brokers  broaden the scope and  supplement  the research  activities of the Manager.  That research  provides  additional  views and  comparisons  for  consideration  and helps the Manager to obtain market  information for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides information to the Board of the Fund about the commissions paid to brokers furnishing  research  services,  together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

         Other funds advised by the Manager have  investment  objectives and policies  similar to those of the Fund.  Those other funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more of funds  advised by the  Manager  purchase  the same  security on the same day from the same  dealer,  the
Manager may average the price of the transactions and allocate the average among the funds.

--------------------------------------- ----------------------------------------------------------------------------
       Fiscal Year Ended 7/31:                         Total Brokerage Commissions Paid by the Fund1
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 2000                                                     $41,775
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 2001                                                     $29,420
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 2002                                                    $80,1082
--------------------------------------- ----------------------------------------------------------------------------
1. Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2. In the fiscal year ended  7/31/02,  there were no  transactions  directed to brokers for  research  services,  and the amount of the commissions paid to broker-dealers for those services was $80,108.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the  Distributor,  whose primary address is P.O. Box 5270,
Denver,  CO 80217,  acts as the Fund's  principal  underwriter in the continuous  public  offering of the Fund's  Class A,  Class B and
Class C shares. The Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing  Prospectuses,  other than those  furnished  to existing  shareholders.  The  Distributor  is not  obligated to sell a specific number of shares.  Expenses normally  attributable to sales are borne by the Distributor.  They exclude payments under the Distribution and Service Plans but include  advertising  and the cost of printing and mailing  prospectuses  (other than those furnished to existing shareholders).
         The sales charge and  concessions  paid to, or retained by, the  Distributor  from the sale of shares  during the Fund's three most recent fiscal years,  and the contingent  deferred sales charges  retained by the  Distributor on the redemption of shares for the three most recent fiscal years are shown in the tables below:

  ------------- ------------------ ------------------- -------------------- ------------------- -------------------

                Aggregate          Class A Front-End   Concessions on       Concessions on      Concessions on
  Fiscal Year   Front-End Sales    Sales Charges       Class A Shares       Class B Shares      Class C Shares
  Ended 7/31:   Charges on Class   Retained by         Advanced by          Advanced by         Advanced by
                A Shares           Distributor2        Distributor1         Distributor1        Distributor1
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2000          $423,400            $90,950              $28,185             $415,444            $28,818
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2001          $614,244            $126,239             $21,272             $624,812            $64,953
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2002          $638,246            $114,588             $52,585             $516,578            $103,556
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
1.       The  Distributor  advances  concession  payments to dealers  for certain  sales of Class A shares and for sales of Class B and
     Class C shares  from its own  resources  at the time of sale.  Because  Class B shares  convert to Class A shares 72 months  after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion.
2.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Class A Contingent           Class B Contingent           Class C Contingent
Fiscal Year                     Deferred Sales               Deferred Sales               Deferred Sales
Ended 7/31:                     Charges Retained by          Charges Retained by          Charges Retained by
                                Distributor                  Distributor                  Distributor

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
             2000                         $18,175                     $460,060                      $9,500
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
             2001                         $ 9,256                     $287,397                      $8,860
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
             2002                         $13,403                     $300,671                      $7,856
------------------------------- ---------------------------- ---------------------------- ----------------------------

         For  additional  information  about  distribution  of the  Fund's  shares,  including  fees  and  expenses,  please  refer  to
"Distribution and Service Plans."

Distribution  and Service  Plans.  The Fund has adopted a Service Plan for its Class A shares and  Distribution  and Service  Plans for its Class B and Class C shares under Rule 12b-1 of the  Investment  Company  Act.  Under those  plans,  the Fund makes  payments to the
Distributor in connection with the distribution and/or servicing of the shares of the particular class.

         Each  plan has been  approved  by a vote of the Board of  Trustees  of the  Fund,  including  a  majority  of the  Independent
Trustees,  cast in person at a meeting  called for the purpose of voting on that plan.  The Manager  cast the vote to approve the Class
C plan as the sole initial holder of Class C shares.

         Under the plans,  the Manager and the Distributor may make payments to affiliates and in their sole  discretion,  from time to time,  may use  their  own  resources  (at no  direct  cost to the  Fund) to make  payments  to  brokers,  dealers  or other  financial institutions for distribution and administrative  services they perform.  The Manager may use profits from the advisory fee it receives from the Fund. The  Distributor  and the Manager may, in their sole  discretion,  increase or decrease the amount of payments they make to plan recipients from their own resources.

         Unless a plan is terminated as described  below,  the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

         The Board and the  Independent  Trustees must approve all material  amendments to a plan. An amendment to increase  materially the amount of payments  to be made under the plan must be approved by  shareholders  of the class  affected by the  amendment.  Because
Class B shares  automatically  convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class
B  shareholders  for an  amendment  to the Class A plan that would  materially  increase  the  amount to be paid under that plan.  That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by Class.

         While the plans are in effect,  the Treasurer of the Fund shall provide  separate  written  reports on the plans to the Fund's
Board of Trustees at least  quarterly  for its review.  The reports  shall detail the amount of all payments  made under a plan and the purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the  Independent  Trustees in the exercise of their fiduciary duty.

         Each plan states that while it is in effect,  the selection or  replacement  and  nomination of those Trustees of the Fund who are not "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This provision does not prevent the  involvement  of others in the  selection  and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Fund's  Independent  Trustees.  Initially,  the Board of Trustees  has set the fees at the  maximum  rate  allowed under the plans and has set no minimum asset amount needed to qualify for payments.

         |_| Class A Service  Plan.  Under the Class A service  plan,  the  Distributor  currently  uses the fees it receives  from the
Fund to pay brokers,  dealers and other  financial  institutions  (they are  referred to as  "recipients")  for  personal  services and account maintenance  services they provide for their customers who hold Class A shares. The services include,  among others,  answering customer inquiries about the Fund,  assisting in establishing and maintaining  accounts in the Fund, making the Fund's investment plans available  and  providing  other  services  at the  request of the Fund or the  Distributor.  The  Distributor  makes  payments to plan recipients  quarterly at an annual rate not to exceed 0.25% of the average  annual net assets of Class A shares held in accounts of the service providers or their customers.

         For the fiscal year ended July 31, 2002,  payments under the Plan for Class A shares totaled  $968,738,  all of which was paid by the  Distributor  to  recipients.  That included  $32,875 paid to an affiliate of the  Distributor.  Any  unreimbursed  expenses the
Distributor  incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent  years.  The  Distributor may not use payments  received under the Class A plan to pay any of its interest  expenses,  carrying  charges,  other financial  costs, or allocation of overhead.

         |_| Class B and Class C Service and  Distribution  Plans.  Under each plan,  service fees and  distribution  fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular  business  day during  the  period.  The Class B and  Class C plans  provide  for the  Distributor  to be  compensated  at a flat  rate,  whether  the
Distributor's  distribution  expenses are more or less than the amounts paid by the Fund under the plans during that period.  The Class
B and Class C plans  permit the  Distributor  to retain  both the  asset-based  sales  charges  and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance.

         The  Distributor  presently  intends to pay  recipients the service fee on Class B and Class C shares in advance for the first year the shares are  outstanding.  After the first year shares are  outstanding,  the  Distributor  makes  payments  quarterly on those shares.  The  advance  payment is based on the net asset  value of shares  sold.  Shares  purchased  by  exchange do not qualify for an advance service fee payment.  If Class B or Class C shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment made on those shares.

         The  Distributor  retains the  asset-based  sales charge on Class B shares.  The  Distributor  retains the  asset-based  sales charge on Class C shares  during  the first  year the  shares  are  outstanding.  It pays the  asset-based  sales  charge as an ongoing concession to the dealer on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with the  Distributor, the Distributor  will pay the Class B and/or Class C service fees and the asset-based  sales charge to the dealer  quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The  asset-based  sales charge on Class B and Class C shares allows  investors to buy shares without a front-end  sales charge while  allowing the  Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the  asset-based  sales charge to the
Distributor  for its  services  rendered in  distributing  Class B and Class C shares.  The  payments  are made to the  Distributor  in recognition that the Distributor:
|_|      pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service  fees as  described  in the
              Prospectus,
|_|      may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
|_|      employs personnel to support distribution of shares,
|_|      bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.
|_|      may not be able to adequately  compensate  dealers that sell Class B and Class C shares  without  receiving  payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
|_|      receives  payment  under  the  plans  consistent  with  the  service  fees  and  asset-based   sales  charges  paid  by  other
              non-proprietary funds that charge 12b-1 fees,
|_|      may use the payments under the plan to include the Fund in various third-party  distribution  programs that may increase sales of Fund shares,
|_|      may  experience  increased  difficulty  selling the Fund's  shares if payments  under the plan are  discontinued  because most competitor  funds have plans that pay  dealers  for  rendering  distribution  services  as much or more than the  amounts currently being paid by the Fund, and
|_|      may not be able to continue  providing,  at the same or at a lesser cost,  the same  quality  distribution  sales  efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         When Class B and Class C shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record.  In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B and Class C shares.

         The  Distributor's  actual  expenses in selling  Class B and Class C shares may be more that the payments it receives from the contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B or Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue  payments of the  asset-based  sales charge to the
Distributor for distributing shares before the plan was terminated.

------------------------------------------------------------------------------------------------------------------------------
                         Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/02
------------------------------------------------------------------------------------------------------------------------------
------------------- --------------------- ------------------------ ----------------------------- -----------------------------
      Class                                                                                       Distributor's Unreimbursed
                                                                     Distributor's Aggregate     Expenses as % of Net Assets
                       Total Payments       Amount Retained by     Unreimbursed Expenses Under             of Class
                         Under Plan             Distributor                    Plan
------------------- --------------------- ------------------------ ----------------------------- -----------------------------
------------------- --------------------- ------------------------ ----------------------------- -----------------------------
Class B Plan1            $1,327,077             $1,030,679                  $3,455,194                      2.68%
------------------- --------------------- ------------------------ ----------------------------- -----------------------------
------------------- --------------------- ------------------------ ----------------------------- -----------------------------
Class C Plan2             $217,561                $93,126                    $400,638                       1.61%
------------------- --------------------- ------------------------ ----------------------------- -----------------------------
1.       Includes $2,466 paid to an affiliate of the Distributor's parent company.
2.       Includes $3,839 paid to an affiliate of the Distributor's parent company.

         All payments under the Class B and Class C plans are subject to the  limitations  imposed by the Conduct Rules of the National
Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a  variety  of terms to  illustrate  its  performance.  These  terms  include
"standardized  yield,"  "tax-equivalent  yield," "dividend  yield," "average annual total return,"  "cumulative total return," "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how yields and total  returns are calculated  is set forth  below.  The charts  below show the Fund's  performance  during its most recent  fiscal  year.  You can obtain current  performance  information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the  OppenheimerFunds  Internet website at http://www.oppenheimerfunds.com.

         The Fund's  illustrations  of its  performance  data in  advertisements  must comply with rules of the Securities and Exchange
Commission.  Those rules  describe  the types of  performance  data that may be used and how it is to be  calculated.  In general,  any advertisement  by the Fund of its performance  data must include the average annual total returns for the advertised class of shares of the Fund.  Those  returns  must be shown for the 1, 5 and  10-year  periods (or the life of the class,  if less)  ending as of the most recently ended calendar quarter prior to the publication of the  advertisement  (or its submission for  publication).  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.  However,  a number of factors should be considered before using the Fund's  performance  information as a basis for comparison with other investments:

         |_| Yields and total returns  measure the  performance of a hypothetical  account in the Fund over various  periods and do not show the performance of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.
         |_|  The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains or distributions.
         |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The  principal  value of the  Fund's  shares,  and its yields and total  returns  are not  guaranteed  and  normally  will fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
         |_| Yields and total returns for any given past period represent  historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

         The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments,  the maturity of those investments,  the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Yields.  The Fund uses a variety of different  yields to illustrate its current returns.  Each class of shares  calculates its yield separately because of the different expenses that affect each class.

         |X| Standardized  Yield. The "standardized  yield" (sometimes  referred to just as "yield") is shown for a class of shares for a stated 30-day  period.  It is not based on actual  distributions  paid by the Fund to  shareholders  in the 30-day  period,  but is a hypothetical  yield based upon the net  investment  income from the Fund's  portfolio  investments  for that period.  It may  therefore differ from the "dividend yield" for the same class of shares, described below.

         Standardized  yield is  calculated  using the  following  formula set forth in rules  adopted by the  Securities  and Exchange
Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                                           STANDARIZED YIELD = 2 (A-B + 1) - 1
                                                                                  ---
                                                                                   CD

         The symbols above represent the following factors:
         a =   dividends and interest earned during the 30-day period.
         b =   expenses accrued for the period (net of any expense assumptions).
         c =   the average  daily number of shares of that class  outstanding  during the 30-day  period that were  entitled to receive dividends.
         d =   the  maximum  offering  price per share of that class on the last day of the  period,  adjusted  for  undistributed  net investment income.

         The  standardized  yield for a particular  30-day period may differ from the yield for other periods.  The SEC formula assumes that the  standardized  yield for a 30-day period occurs at a constant rate for a six-month  period and is annualized at the end of the six-month  period.  Additionally,  because each class of shares is subject to different  expenses,  it is likely that the  standardized yields of the Fund's classes of shares will differ for any 30-day period.

         |X|  Dividend  Yield.  The Fund may quote a  "dividend  yield" for each class of its  shares.  Dividend  yield is based on the dividends paid on a class of shares during the actual dividend period.  To calculate  dividend yield, the dividends of a class declared during a stated  period are added  together,  and the sum is  multiplied  by 12 (to  annualize  the yield) and  divided by the  maximum offering price on the last day of the dividend period.  The formula is shown below:

Dividend Yield =  Distribution Paid / No. of Days in the Period x No. of Days in the Calendar Year
                                                 Maximum Offering Price (Payment date)

         The maximum  offering price for Class A shares includes the current maximum initial sales charge.  The maximum  offering price for  Class B and Class C shares is the net asset  value  per  share,  without  considering  the  effect of  contingent  deferred  sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

         |X|  Tax-Equivalent  Yield.  The  "tax-equivalent  yield" of a class of shares is the  equivalent  yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's  tax-equivalent  yield. It adjusts the Fund's standardized  yield,  as calculated  above,  by a stated federal tax rate.  Using  different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

         The  tax-equivalent  yield is based on a 30-day  period,  and is  computed by dividing  the  tax-exempt  portion of the Fund's current yield (as  calculated  above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

         The  tax-equivalent  yield may be used to compare the tax  effects of income  derived  from the Fund with income from  taxable investments  at the tax rates stated.  Your tax bracket is determined by your federal and state taxable  income (the net amount subject to federal and state income tax after deductions and  exemptions).  The  tax-equivalent  yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

----------------------------------------------------------------------------------------------------------------------
                               The Fund's Yields for the 30-Day Periods Ended 7/31/02
----------------------------------------------------------------------------------------------------------------------
------------------ --------------------------------- -------------------------------- --------------------------------
                          Standardized Yield                 Dividend Yield            Tax-Equivalent Yield (45.22%
                                                                                        Combined Federal/California
                                                                                               Tax Bracket)
Class of Shares
------------------ --------------------------------- -------------------------------- --------------------------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

                   Without Sales    After Sales      Without Sales   After Sales      Without Sales    After Sales
                   Charge (NAV)     Charge (MOP)     Charge (NAV)    Charge (MOP)     Charge (NAV)     Charge (MOP)
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Class A                 4.40%            4.19%           4.95%            4.72%            7.97%           7.58%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Class B                 3.64%             N/A            4.20%             N/A             6.60%            N/A
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Class C                 3.65%             N/A            4.21%             N/A             6.60%            N/A
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

         |X| Total Return  Information.  There are different types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period,  assuming that all dividends and capital gains distributions  are  reinvested  in  additional  shares  and that the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current  maximum sales charge of 4.75% (as a percentage of the offering price) is deducted  from the initial  investment  ("P") (unless the return is shown without  sales  charge,  as described  below).  For
Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth years,  2.0% in the fifth year,  1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1% contingent  deferred  sales charge is deducted for returns for the 1-year period.

         |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average  annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return based on the change in value of a hypothetical  initial investment of $1,000 ("P" in the formula  below) held for a number of years ("n") to achieve an Ending  Redeemable  Value ("ERV" in the formula) of that investment, according to the following formula:

                                                           ERV - 1 = AVERAGE ANNUAL TOTAL RETURN
                                                          -----
                                                            P

         |_| Average Annual Total Return (After Taxes on Distributions).  The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

                  |_| Average Annual Total Return (After Taxes on Distributions and Redemptions).  The "average annual total return
(after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemptions)
-----
  P

         |_|  Cumulative  Total Return.  The  "cumulative  total  return"  calculation  measures the change in value of a  hypothetical investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

                                                           ERV - P = TOTAL RETURN
                                                          ---------
                                                              P

         |_| Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total return  "at net  asset  value"  (without  deducting  sales  charges)  for  Class  A,  Class B or Class C  shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period for a  hypothetical  investment  in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

                               The Fund's Total Returns for the Periods Ended 7/31/02
----------------------------------------------------------------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------
                   Cumulative Total                              Average Annual Total Returns
                 Returns (10 years or
                    life of class)

Class of
Shares
-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- ------------------------- ------------------------- -------------------------
                                                                            5-Year                   10-Year
                                                  1-Year              (or life of class)        (or life of class)
-------------- ------------------------- ------------------------- ------------------------- -------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                  After       Without       After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
                 Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
                  (MOP)        (NAV)        (MOP)        (NAV)        (MOP)        (NAV)        (MOP)        (NAV)
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class A1         66.85%       75.16%        1.15%        6.20%        3.64%        4.65%        5.25%        5.77%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class B2         56.70%       56.70%        0.39%        5.39%        3.55%        3.88%        4.98%        4.98%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class C3         36.80%       36.80%        4.31%        5.31%        3.85%        3.85%        4.75%        4.75%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
1.  Inception of Class A:  11/03/88
2.  Inception of Class B:  05/03/93
3.  Inception of Class C:  11/01/95

         ------------------------------------------------------------------------------------------------------------
                            Average Annual Total Returns for Class A Shares (After Sales Charge)
                                               For the Periods Ended 7/31/021
         ------------------------------------------------------------------------------------------------------------
         ------------------------------------------ --------------------- --------------------- ---------------------
                                                           1-Year                5-Year               10-Year
                                                                           (or life of class)    (or life of class)
         ------------------------------------------ --------------------- --------------------- ---------------------
         ------------------------------------------ --------------------- --------------------- ---------------------
         After Taxes on Distributions                      1.15%                 3.60%                 5.19%
         ------------------------------------------ --------------------- --------------------- ---------------------
         ------------------------------------------ --------------------- --------------------- ---------------------
         After Taxes on Distributions and                  2.60%                 3.86%                 5.23%
         Redemption of Fund Shares
         ------------------------------------------ --------------------- --------------------- ---------------------
     1.  Inception date of Class A: 11/3/88

Other  Performance  Comparisons.  The Fund compares its  performance  annually to that of an appropriate  broadly based market index in its Annual Report to  shareholders.  You can obtain that  information  by contacting  the Transfer  Agent at the addresses or telephone numbers shown on the cover of this  Statement of Additional  Information.  The Fund may also compare its  performance  to that of other investments,  including  other mutual funds,  or use rankings of its  performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

         |_| Lipper  Rankings.  From time to time the Fund may  publish  the  ranking of the  performance  of its  classes of shares by
Lipper, Inc.  ("Lipper").  Lipper is a widely recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated  investment  companies,  including  the Fund,  and ranks their  performance  for various  periods in  categories  based on investment  styles.  The performance of the Fund is ranked by Lipper against all other bond funds,  other than money market funds,  and all general municipal bond funds. The Lipper  performance  rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual  funds in a category  that it  monitors  and  averages  of the  performance  of the funds in particular categories.

         |_|  Morningstar  Ratings and  Rankings.  From time to time the Fund may publish the star  ranking of the  performance  of its classes of shares by  Morningstar,  Inc.,  an  independent  mutual fund  monitoring  service.  Morningstar  ranks mutual funds in their specialized market sector. The Fund is ranked in the municipal bond category.

         Morningstar  proprietary star rankings reflect historical  risk-adjusted  total investment return. For each fund with at least a three-year history,  Morningstar calculates a Morningstar RatingTM based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges,  loads,  and redemptions  fees),  placing more emphasis on downward variations and rewarding consistent  performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10% receive 1 star.  (Each share class is  counted  as a  fraction  of one fund  within  this  scale and rated  separately,  which may cause  slight  variations  in the distribution  percentages).  The Overall  Morningstar  Rating for a fund is derived from a weighted average of the performance  figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

         The Fund may also  compare its total return  ranking to that of other funds in its  Morningstar  category,  in addition to its star  ratings.  Those total return  ranking are  percentages  from one percent to one hundred  percent and are not risk  adjusted.  For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |_|  Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements  and sales literature  performance  information about the Fund cited in newspapers and other periodicals such as The New
York Times,  the Wall Street Journal,  Barron's,  or similar  publications.  That information may include  performance  quotations from other sources,  including Lipper and  Morningstar.  The performance of the Fund's Class A, Class B or Class C shares may be compared in publications  to the  performance  of  various  market  indices or other  investments,  and  averages,  performance  rankings  or other benchmarks prepared by recognized mutual fund statistical services.

         Investors  may also wish to compare the Fund's Class A, Class B or Class C returns to the return on  fixed-income  investments available from banks and thrift institutions.  Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.  However,  the
Fund's  returns and share price are not  guaranteed  or insured by the FDIC or any other agency and will  fluctuate  daily,  while bank depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer  Agent,  and of the investor  services provided by them to  shareholders of the Oppenheimer  funds,  other than  performance  rankings of the  Oppenheimer  funds  themselves.
Those ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

---------------------------------------------------------------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information about the special sales charge  arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least $25.  Effective November 1, 2002, for any new Asset Builder Plan, each purchase through  AccountLink  must be at least $50 and  shareholders  must invest at least $500 before an
                                                                                 ---
Asset  Builder  Plan can be  established  on a new  account.  Accounts  established  prior to November 1, 2001,  will remain at $25 for additional  purchases.  Shares will be purchased on the regular  business day the  Distributor  is instructed to initiate the Automated
Clearing  House  ("ACH")  transfer to buy the  shares.  Dividends  will begin to accrue on shares  purchased  with the  proceeds of ACH transfers on the business  day the Fund  receives  Federal  Funds for the purchase  through the ACH system  before the close of The New
York Stock  Exchange.  The Exchange  normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business  day after the close of the  Exchange,  the  shares  will be  purchased  and  dividends  will begin to accrue on the next regular  business day. The proceeds of ACH transfers  are normally  received by the Fund three days after the transfers are  initiated.
If the  proceeds of the ACH  transfer are not received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase order.  The  Distributor  and the  Fund  are not  responsible  for any  delays  in  purchasing  shares  resulting  from  delays  in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of
Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor, dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described  in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

         |X| Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger  purchases  of Class A shares, you and your spouse can add together:
              |_| Class A and Class B shares you purchase for your individual  accounts (including IRA's and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
              |_| Current  purchases of Class A and Class B shares of the Fund and other  Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
              |_| Class A and Class B shares of  Oppenheimer  funds you  previously  purchased  subject  to an  initial  or  contingent deferred  sales charge to reduce the sales charge rate for current  purchases  of Class A shares,  provided  that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares  purchased for a trust,  estate or other  fiduciary  account  (including one or more employee benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current offering price, of the shares you  previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The  Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Limited-Term Government Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Growth & Income Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Income Fund                               Oppenheimer MidCap Fund
Oppenheimer Champion Income Fund                              Oppenheimer Multiple Strategies Fund
Oppenheimer Concentrated Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer New Jersey Municipal Fund
Oppenheimer Developing Markets Fund                           Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Discovery Fund                                    Oppenheimer Quest Balanced Value Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Opportunity Value Fund

Oppenheimer Europe Fund                                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Rochester National Municipals
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Special Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund                           Oppenheimer Total Return Fund, Inc.
Oppenheimer International Growth Fund                         Oppenheimer Trinity Core Fund

Oppenheimer International Small Company Fund                  Oppenheimer Trinity Large Cap Growth Fund
                                                              Oppenheimer Trinity Value Fund
                                                              Oppenheimer U.S. Government Trust
And the following money market funds:                         Oppenheimer Value Fund
                                                              Limited-Term New York Municipal Fund
Centennial America Fund, L. P.                                Rochester Fund Municipals
Centennial California Tax Exempt Trust                        OSM1 - Gartmore Millennium Growth Fund II
Centennial Government Trust                                   OSM1 - Jennison Growth Fund
Centennial Money Market Trust                                 OSM1 - Mercury Advisors S&P 500 Index
Centennial New York Tax Exempt Trust                          OSM1 - Mercury Advisors Focus Growth Fund
Centennial Tax Exempt Trust                                   OSM1 - QM Active Balanced Fund
Oppenheimer Cash Reserves                                     OSM1 - Salomon Brothers Capital Fund
Oppenheimer Money Market Fund, Inc.

1"OSM" stands for Oppenheimer Select Managers.

         There is an initial sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money market funds.  Under certain  circumstances  described in this Statement of Additional  Information,  redemption  proceeds of certain money market fund shares may be  subject to a contingent deferred sales charge.

Letters  of  Intent.  Under a Letter  of  Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other
Oppenheimer  funds during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases of Class A shares.
The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the
Class A shares purchased  during that period.  You can include  purchases made up to 90 days before the date of the Letter.  Letters of intent do not consider Class C Shares you purchase or may have purchased.

         A Letter of Intent is an investor's  statement in writing to the  Distributor  of the intention to purchase  Class A shares or
Class A and Class B shares of the Fund (and other Oppenheimer  funds) during a 13-month period (the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified in the Letter.  Purchases  made by  reinvestment  of dividends or  distributions  of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables an investor to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation to current  purchases  of Class A shares.  Each  purchase  of Class A shares  under the Letter will be made at the public  offering  price
(including  the sales charge) that applies to a single  lump-sum  purchase of shares in the amount  intended to be purchased  under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of Intent period,  when added to the value (at offering  price) of the investor's  holdings of shares on the last day of that period, do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"  below (those terms may be amended by the  Distributor from time to time).  The investor  agrees that shares equal in value to 5% of the  intended  purchase  amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bounded by the amended terms and that those  amendments  will apply  automatically to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase amount, the  commissions  previously  paid to the dealer of record for the account and the amount of sales charge  retained by the  Distributor will be adjusted to the rates  applicable to actual total  purchases.  If total eligible  purchases  during the Letter of Intent period exceed the intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the
Prospectus,  the sales  charges  paid will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of concessions  allowed or paid to the dealer over the amount of concessions  that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to  purchase  additional  shares  for the  investor's  account  at the net asset  value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor to advise the
Distributor  about the  Letter in placing  any  purchase  orders for the  investor  during  the  Letter of Intent  period.  All of such purchases must be made through the Distributor.

         |_| Terms of Escrow That Apply to Letters of Intent.

1.       Out of the initial  purchase (or  subsequent  purchases if necessary)  made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer  Agent.  For example, if the intended  purchase amount is $50,000,  the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000  purchase).  Any  dividends  and capital  gains  distributions  on the  escrowed  shares will be credited to the investor's account.

2.       If the total minimum  investment  specified  under the Letter is completed  within the 13-month  Letter of Intent period,  the escrowed shares will be promptly released to the investor.

         3.    If, at the end of the  13-month  Letter of Intent  period the total  purchases  pursuant to the Letter are less than the intended  purchase  amount  specified  in the Letter,  the investor  must remit to the  Distributor  an amount equal to the  difference between  the dollar  amount of sales  charges  actually  paid and the amount of sales  charges  which would have been paid if the total amount  purchased  had been made at a single  time.  That  sales  charge  adjustment  will apply to any  shares  redeemed  prior to the completion of the Letter.  If the  difference in sales charges is not paid within twenty days after a request from the  Distributor  or the dealer,  the Distributor  will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares necessary to realize such  difference  in sales  charges.  Full and  fractional  shares  remaining  after such  redemption  will be released from escrow.  If a request is received to redeem  escrowed  shares prior to the payment of such  additional  sales charge,  the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter,  the investor  irrevocably  constitutes  and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.       The shares  eligible  for purchase  under the Letter (or the holding of which may be counted  toward  completion  of a Letter)
include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired  subject  to a Class A initial  or  contingent  deferred  sales  charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank account,  you must enclose a check (the minimum is $25) for the initial  purchase  with your  application.  Currently,  the minimum  investment  is $25 to  establish  an Asset
Builder Plan,  and will remain at $25 for those  accounts  established  prior to November 1, 2002.  However,  as described  above under
"AccountLink,"  for Asset Builder Plans  established on or after  November 1, 2002, the minimum  investment for new Asset Builder Plans will increase to $50, each  purchase must be at least $50 and  shareholders  must invest at least $500 before an Asset Builder Plan can
                                                          ---
be  established.  Shares  purchased by Asset Builder Plan payments from bank accounts are subject to the  redemption  restrictions  for recent  purchases  described in the  Prospectus.  Asset Builder Plans are available  only if your bank is an ACH member.  Asset Builder
Plans may not be used to buy shares for OppenheimerFunds-employer-sponsored qualified retirement accounts.

         If you  make  payments  from  your  bank  account  to  purchase  shares  of the  Fund,  your  bank  account  will  be  debited automatically.  Normally  the debit will be made two business  days prior to the  investment  dates you  selected on your  application.
Neither the  Distributor,  the Transfer  Agent or the Fund shall be  responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

         Before you establish  Asset Builder  payments,  you should  obtain a prospectus  of the selected  fund(s) from your  financial advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the  application  and return it. You may change  the  amount of your Asset  Builder  payment or you can  terminate  these  automatic  investments  at any time by writing to the
Transfer  Agent.  The Transfer  Agent  requires a reasonable  period  (approximately  10 days) after  receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend,  or discontinue  offering Asset Builder plans at any time without prior notice.

Cancellation  of  Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred when the net asset values of the Fund's shares on the  cancellation  date is less than on the  purchase  date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by redeeming  shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of  Shares.  Each  class of shares of the Fund  represents  an  interest  in the same  portfolio  of  investments  of the Fund.
However,  each class has different  shareholder  privileges and features.  The net income attributable to Class B or Class C shares and the  dividends  payable  on Class B or Class C shares  will be  reduced by  incremental  expenses  borne  solely by that  class.  Those expenses include the asset-based sales charges to which Class B and Class C are subject.

         The  availability  of different  classes of shares permits an investor to choose the method of purchasing  shares that is more appropriate for the investor.  That may depend on the amount of the purchase,  the length of time the investor  expects to hold shares, and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial  sales  charge.  While Class B and Class C shares have no initial  sales  charge,  the purpose of the deferred  sales charge and  asset-based  sales charge on Class B and Class C shares is the same as that of the initial  sales charge on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial  institutions  that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

          |_| Class B  Conversion.  Under  current  interpretations  of  applicable  federal  income  tax law by the  Internal  Revenue
Service,  the  conversion  of Class B shares to Class A shares after six years is not treated as a taxable  event for the  shareholder.
If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be  suspended.  In that event,  no further  conversions of Class B shares would occur while that suspension  remained in effect.  Although Class B shares could then be exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

          |_|  Allocation of Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian  fees,  Trustees'
fees,  transfer  agency  fees,  legal fees and  auditing  costs.  Those  expenses  are paid out of the  Fund's  assets and are not paid directly by  shareholders.  However,  those  expenses  reduce the net asset value of shares,  and  therefore  are  indirectly  borne by shareholders through their investment.

         The methodology for calculating the net asset value,  dividends and  distributions of the Fund's share classes  recognizes two types of expenses.  General  expenses  that do not pertain  specifically  to any one class are  allocated pro rata to the shares of all classes.  The allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each class,  and then equally to each outstanding  share within a given class.  Such general expenses include  management fees,  legal,  bookkeeping and audit fees, printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees.  As stated in the Prospectus, effective September 27, 2002, a $12 annual fee will be charge on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The first annual fee will be charged on or about  September 27, 2002,  and annually  thereafter on or about the second to last business day of September.  This annual fee will be waived for any  shareholders  who elect to access their account  documents  through electronic  document  delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general  servicing  needs.  To sign up to access  account  documents  electronically  via eDocs Direct,  please visit the Service
Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.800.225.5677 for instructions.
                         ------------------------

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined as of the close of business of The New York Stock  Exchange ("The  Exchange") on each day that the Exchange is open. The  calculation is done by  dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.
The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close earlier on some other days (for example,  in case of weather emergencies  or on days falling  before a U.S.  holiday).  All  references  to time in this  Statement of Additional  Information  mean
"Eastern  time".  The Exchange's most recent annual  announcement  (which is subject to change) states that it will close on New Year's
Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,  Thanksgiving  Day and
Christmas Day.  It may also close on other days.

         Dealers  other than  Exchange  members may conduct  trading in  municipal  securities  on days on which the Exchange is closed
(including  weekends  and  holidays)  or after 4:00 P.M. on a regular  business  day.  Because the Fund's net asset  values will not be calculated on those days, the Fund's net asset values per share may be  significantly  affected on such days when  shareholders may not purchase or redeem shares.

         |X|  Securities  Valuation.  The  Fund's  Board of  Trustees  has  established  procedures  for the  valuation  of the  Fund's securities. In general those procedures are as follows:

         |_|  Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean  between the
"bid" and  "asked"  prices  determined  by a portfolio  pricing  service  approved  by the Fund's  Board of Trustees or obtained by the
Manager from two active market makers in the security on the basis of reasonable inquiry.

         |_| The following  securities  are valued at the mean between the "bid" and "asked"  prices  determined  by a pricing  service approved by the Fund's  Board of Trustees or obtained  by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining  maturity of
                  60 days or less.
         |_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
         |_| Securities  (including  restricted  securities) not having  readily-available  market  quotations are valued at fair value determined under the Board's procedures.

         If the Manager is unable to locate two market  makers  willing to give  quotes,  a security  may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked"
price is available).

         In the case of municipal  securities,  when last sale  information  is not  generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments on the basis of quality,  yield,  and maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         Puts,  calls and futures are valued at the last sale price on the  principal  exchange on which they are traded or on Nasdaq(R), as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the  closing  "bid" and
"asked"  prices on the principal  exchange or on Nasdaq on the valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an  exchange  or on Nasdaq,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option,  an amount  equal to the premium  received is included in the Fund's  Statement  of Assets and
Liabilities as an asset. An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less than the cost of the closing  transaction.  If the Fund  exercises a put it holds,  the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri  Bank (the "Bank") for  clearance,  the Bank will ask the Fund to redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the check.  This  enables  the shareholder  to continue  receiving  dividends on those  shares  until the check is presented to the Fund.  Checks may not be presented for payment at the offices of the Bank or the Fund's  custodian.  This  limitation does not affect the use of checks for the payment of bills or to  obtain  cash at other  banks.  The Fund  reserves  the  right to  amend,  suspend  or  discontinue  offering  checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.
         In  choosing  to take  advantage  of the  Checkwriting  privilege,  by signing  the account  application  or by  completing  a
Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for  accounts  for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an  officer,  general partner,  trustee  or other  fiduciary  or agent,  as  applicable,  duly  authorized  to act on behalf of the  registered owner(s);
(3)      authorizes the Fund,  its Transfer  Agent and any bank through which the Fund's drafts  (checks) are payable to pay all checks drawn on the Fund  account of such  person(s)  and to redeem a  sufficient  amount of shares  from that  account to cover payment of each check;
(4)      specifically  acknowledges  that if they choose to permit checks to be honored if there is a single  signature on checks drawn against joint accounts, or accounts for corporations,  partnerships,  trusts or other entities,  the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account,  even if that account  is  registered  in the  names of more  than one  person or more than one  authorized  signature  appears  on the
              Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges  and agrees that neither the Fund nor its bank shall incur any liability  for that  amendment or  termination  of checkwriting  privileges  or for  redeeming  shares to pay  checks  reasonably  believed  by them to be  genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds  by Federal  Funds Wire.  The  Federal  Funds wire of  redemption  proceeds  may be delayed if the Fund's custodian  bank is not open for  business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the
Fund's next regular  business day following the redemption.  In those  circumstances,  the wire will not be transmitted  until the next bank  business day on which the Fund is open for  business.  No  dividends  will be paid on the  proceeds of redeemed  shares  awaiting transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of :

         |_| Class A shares  purchased  subject to an  initial  sales  charge or Class A shares on which a  contingent  deferred  sales charge was paid, or
         |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed after the Transfer Agent receives the  reinvestment  order.  The  shareholder  must ask the Transfer Agent for that privilege  at the time of  reinvestment.  This  privilege  does not  apply to Class C  shares.  The Fund may  amend,  suspend  or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains  tax  payable  on that  gain.  If  there  has  been a  capital  loss on the  redemption,  some or all of the  loss may not be tax deductible,  depending on the timing and amount of the  reinvestment.  Under the Internal  Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another of the  Oppenheimer  funds within 90 days of payment of the sales  charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed may not include the amount of the sales  charge paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The  Prospectus  states that payment for shares  tendered  for  redemption  is  ordinarily  made in cash.  However, under certain  circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best interests of the  remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

         The Fund has  elected to be  governed  by Rule 18f-1  under the 1940 Act.  Under that rule,  the Fund is  obligated  to redeem shares  solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund  during  any  90-day  period  for any one shareholder.  If shares are  redeemed  in kind,  the  redeeming  shareholder  might  incur  brokerage  or other  costs in  selling  the securities for cash. The Fund will value  securities  used to pay  redemptions in kind using the same method the Fund uses to value its portfolio  securities  described above under  "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those  shares is less than $200 or such lesser  amount as the Board may fix. The Board of
Trustees will not cause the  involuntary  redemption of shares in an account if the aggregate net asset value of such shares has fallen below  the  stated  minimum  solely as a result  of  market  fluctuations.  If the  Board  exercises  this  right,  it may also fix the requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may  alternatively  set requirements  for the  shareholder  to increase  the  investment,  or set other terms and  conditions  so that the shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.
Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus  under "How to Buy
Shares" for the  imposition of the Class B or Class C contingent  deferred  sales charge will be followed in  determining  the order in which shares are transferred.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However,  if the  Distributor  receives a repurchase  order from a dealer or broker after the close of
The New York Stock  Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days.  Additionally,  the order must have been transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the  shares  have been  redeemed  upon the  Distributor's  receipt of the  required  redemption  documents  in proper  form.  The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at $5,000 or more can  authorize the Transfer
Agent to redeem shares (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be  requested  by  telephone  if payments  are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders  having AccountLink  privileges (see "How To Buy Shares") may arrange to
have  Automatic   Withdrawal  Plan  payments   transferred  to  the  bank  account   designated  on  the  account   application  or  by
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally  redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment  transmittal date you select in the account  application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund  cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share  purchases, shareholders  should not make regular additional Class A share purchases while  participating in an Automatic  Withdrawal Plan. Class B and Class C shareholders should not establish  withdrawal plans,  because of the potential  imposition of the contingent deferred sales charge on such  withdrawals  (except where the contingent  deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.

         By requesting an Automatic  Withdrawal or Exchange Plan,  the  shareholder  agrees to the terms and  conditions  that apply to such plans,  as stated  below.  These  provisions  may be amended from time to time by the Fund and/or the  Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds  automatically on a monthly,  quarterly,  semi-annual or annual basis  under an  Automatic  Exchange  Plan.  The minimum  amount that may be  exchanged  to each other fund  account is $25.  Effective
November 1, 2002,  the minimum amount that may be exchanged to each other fund account is $50.  Instructions  should be provided on the
OppenheimerFunds  Application or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions that  apply to  exchanges  as set forth in "How to  Exchange  Shares"  in the  Prospectus  and below in this  Statement  of  Additional
Information.

         |X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's  Automatic  Withdrawal  Plan  as  agent  for the  shareholder(s)  (the
"Planholder") who executed the Plan  authorization and application  submitted to the Transfer Agent.  Neither the Fund nor the Transfer
Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer the Plan.  Share  certificates  will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the  Planholder on the records of the Fund. Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund, which  will be done at net  asset  value  without  a sales  charge.  Dividends  on shares  held in the  account  may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.
Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals will normally be transmitted  three business days prior to the date selected for receipt of the payment,  according to the choice  specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The  amount and the  interval  of  disbursement  payments  and the  address  to which  checks are to be mailed or  AccountLink payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The  Planholder  should allow at least two weeks' time after mailing such  notification  for the requested  change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the  proceeds to the
Planholder.

         The Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give  directions to the
Transfer  Agent to terminate a Plan.  The Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have  not  been  redeemed  will be  held in  uncertificated  form  in the  name of the  Planholder.  The  account  will  continue  as a dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt,  the  Planholder  may request  issuance of a portion of the shares in certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However,  should such uncertificated  shares become exhausted,
Plan withdrawals will terminate.

         If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have  appointed  any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the  Prospectus,  shares of a particular  class of Oppenheimer  funds having more than one class of shares may be exchanged only for shares of the same class of other  Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list  showing  which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund              Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
     Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc.,
     Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market
     Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM Active Balanced
     Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the
     Distributor.  Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  Although the Fund may impose these changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be required to provide 60 days notice  prior to  materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

         |_| How Exchanges Affect  Contingent  Deferred Sales Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund Municipals)
     acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate
     Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
     Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of  Oppenheimer  Cash Reserves and  Oppenheimer  Money Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within the Class A holding  period of the fund from which the shares were  exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were  exchanged is imposed on the redeemed  shares.  The Class B contingent  deferred  sales charge is imposed on
     Class B shares  acquired by exchange  if they are  redeemed  within six years of the  initial  purchase of the  exchanged  Class B shares.  The Class C  contingent  deferred  sales  charge is imposed on Class C shares  acquired by exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        When Class B or Class C shares are  redeemed to effect an  exchange,  the  priorities  described in "How To Buy Shares" in the
     Prospectus for the imposition of the Class B or the Class C contingent  deferred sales charge will be followed in determining  the order in which the shares are exchanged.  Before  exchanging  shares,  shareholders  should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |_| Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written  exchange  requests submitted in bulk by anyone on behalf of more than one  account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_| Telephone  Exchange  Requests.  When exchanging  shares by telephone,  a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investors must obtain a prospectus of that fund before the exchange  request may be  submitted.  If all  telephone  lines  are  busy  (which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|  Processing  Exchange  Requests.  Shares to be  exchanged  are redeemed on the regular  business  day the  Transfer  Agent receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business  days if it determines  that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any exchange request that may disadvantage it. For example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition  of  portfolio  securities  at a time or at a price  that  might be  disadvantageous  to the Fund,  the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder
Plan or Automatic  Withdrawal  Plan will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However, special  redemption  and exchange  features such as Automatic  Exchange Plans and Automatic  Withdrawal  Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the number  requested  if the exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the  Prospectus  or this  Statement  of
Additional  Information,  or would  include  shares  covered by a share  certificate  that is not tendered  with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The  different  Oppenheimer  funds  available  for exchange  have  different  investment  objectives,  policies  and risks.  A shareholder  should assure that the fund selected is appropriate for his or her investment and should be aware of the tax  consequences of an exchange.  For federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above,  discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  Dividends  will be payable on shares held of record at the time of the  previous  determination  of net asset  value,  or as  otherwise  described  in "How to Buy Shares."  Daily  dividends  will not be declared or paid on newly  purchased shares until such time as Federal Funds (funds  credited to a member  bank's  account at the Federal  Reserve Bank) are available  from the purchase  payment for such shares.  Normally,  purchase  checks  received from investors are converted to Federal Funds on the next business day. Shares  purchased  through dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed  through the regular  redemption  procedure will be paid dividends  through and including the day on which the redemption  request is received by the Transfer Agent in proper form.  Dividends will be declared on shares  repurchased by a dealer or broker for three business days  following the trade date (that is, up to and including the day prior to settlement of the  repurchase).
If all shares in an account are redeemed,  all dividends  accrued on shares of the same class in the account will be paid together with the redemption proceeds.

         The Fund's  practice of attempting to pay dividends on Class A shares at a constant  level requires the Manager to monitor the
Fund's  portfolio and, if necessary,  to select  higher-yielding  securities when it is deemed  appropriate to seek income at the level needed to meet the  target.  Those  securities  must be within the  Fund's  investment  parameters,  however.  The Fund  expects to pay dividends  at a targeted  level from its net  investment  income and other  distributable  income  without  any impact on the net asset values per share.

         Dividends,  distributions  and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer  Money Market Fund, Inc.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         The  amount of a  distribution  paid on a class of  shares  may vary from time to time  depending  on market  conditions,  the composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same  manner,  at the same time and on the same day for  shares of each  class.  However,  dividends  on Class B and Class C shares are expected to be lower than dividends on Class A shares.  That is due to the effect of the asset-based  sales charge on Class B and Class
C shares.  Those  dividends  will also differ in amount as a  consequence  of any  difference  in net asset  value among the  different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

              The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue
Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         |X|  Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

         If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year.
If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Fund's dividends would be taxable to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income
(in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within
12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, (including receivables) U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

              |X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue Code, by December 31 each year, the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains  realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated  that the Fund will meet those  requirements.  To meet this  requirement,  in certain  circumstances  the Fund  might be  required  to  liquidate  portfolio  investments  to make  sufficient distributions to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the  undistributed  amounts.  That would  reduce the amount of income or capital  gains  available  for  distribution  to shareholders.

|X|      Taxation of Fund Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

         A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

         A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)      certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures,
(4)      any net short-term capital gain; and
(5)      any market discount amortization on tax-exempt bonds.

         The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving
Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which)
such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

         In any year in which the Fund  qualifies as a regulated  investment  company under the Internal  Revenue  Code,  the Fund will also be exempt from California  corporate  income and franchise  taxes.  It will also be qualified  under  California law to pay exempt interest  dividends  that will be exempt from  California  personal  income tax. That  exemption  applies to the extent that the Fund's distributions  are  attributable  to interest on  California  municipal  securities  and  qualifying  obligations  of the United States government,  if at least 50% of the Fund's  assets  are  invested  in such  obligations  at the close of each  quarter in its tax year.
Distributions  from the Fund  attributable  to income from sources  other than  California  municipal  securities  and U.S.  government obligations will generally be subject to California income tax as ordinary income.

         Distributions  by the Fund from  investment  income and long- and  short-term  capital gains will  generally not be excludable from  taxable  income  in  determining  California  corporate  franchise  tax or income  tax for  corporate  shareholders  of the Fund.
Additionally,  certain  distributions paid to corporate  shareholders of the Fund may be includable in income subject to the California alternative minimum tax.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

              Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the
                                                                                                                      -
proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number
                                                                                              -------
or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         |X|  Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will
                                                                                             -
recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.
However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a foreign  person (to include,  but not limited to, a nonresident alien  individual,  a foreign trust, a foreign estate, a foreign  corporation,  or a foreign  partnership)  primarily depends on whether the foreign  person's  income from the Fund is  effectively  connected with the conduct of a U.S. trade or business.
Typically,  ordinary  income  dividends  paid (not  including  exempt-interest  dividends  paid by the Fund) from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed
Certificate of Foreign Status.  The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the
U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then
                                                        ---
the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed
Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S.
tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers brokers and other financial  institutions that have a sales agreement with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the Manager.  It is  responsible  for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying  dividends and  distributions  to shareholders.  It also handles shareholder  servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets. The custodian's  responsibilities  include safeguarding and controlling  the Fund's  portfolio  securities  and  handling  the  delivery of such  securities  to and from the Fund.  It will be the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may have with the
Manager and its  affiliates.  The Fund's cash balances  with the  custodian in excess of $100,000 are not protected by federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors of the Fund.  They audit the Fund's  financial  statements  and perform other related audit services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER CALIFORNIA MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer California Municipal Fund, including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer California Municipal Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP
 KPMG LLP

 Denver, Colorado
 August 21, 2002

STATEMENT OF INVESTMENTS July 31, 2002
--------------------------------------------------------------------------------
                                            RATINGS:
                                         MOODY'S/S&P      PRINCIPAL   MARKET VALUE
                                         (UNAUDITED)         AMOUNT     SEE NOTE 1
===================================================================================

 MUNICIPAL BONDS AND NOTES--102.0%
-----------------------------------------------------------------------------------
 CALIFORNIA--94.7%
 ABAG, CA FAU for Non-Profit REF COP, American
 Baptist Homes-A, 5.85%, 10/1/27              NR/BB+       $1,000,000  $   907,300
-----------------------------------------------------------------------------------
 ABC CA USD GOUN, FGIC Insured, Zero Coupon,
 5.61%, 8/1/25(1)                            Aaa/AAA        3,050,000      855,311
-----------------------------------------------------------------------------------
 Alhambra, CA RRB, Atherton Baptist Homes, 6.50%,
 7/1/15                                        NR/A+           15,000       15,063
-----------------------------------------------------------------------------------
 Anaheim, CA PFAU TXAL RB, MBIA Insured,
 Inverse Floater, 11.42%, 12/28/18(2)        Aaa/AAA        4,000,000    5,413,120
-----------------------------------------------------------------------------------
 Benicia, CA USD GOUN, Series B, MBIA Insured,
 Zero Coupon, 5.90%, 8/1/23(1)               Aaa/AAA        6,500,000    2,083,055
-----------------------------------------------------------------------------------
 Benicia, CA USD GOUN, Series B, MBIA Insured,
 Zero Coupon, 5.92%, 8/1/25(1)               Aaa/AAA        3,600,000    1,019,556
-----------------------------------------------------------------------------------
 CA CDAU MH RB, Village Riviera Hills, Series E,
 5.45%, 2/1/25                                NR/AAA          985,000    1,062,510
-----------------------------------------------------------------------------------
 CA EDLFA RRB, Los Angeles College Chiropractic,
 5.60%, 11/1/17                               Ba1/NR        1,000,000      931,460
-----------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road RB,
 Sr. Lien, Escrowed to Maturity, Series A, Zero Coupon,
 5.99%, 1/1/28(1)                            Aaa/AAA       12,060,000    3,048,286
-----------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road RB,
 Sr. Lien, Escrowed to Maturity, Series A, Zero Coupon,
 6.12%, 1/1/23(1)                            Aaa/AAA       10,000,000    3,386,100
-----------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road RRB,
 5.75%, 1/15/40                            Baa3/BBB-        1,000,000    1,014,160
-----------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road RRB,
 Sr. Lien, Prerefunded, Series A, 6.50%,
 1/1/32                                      Aaa/AAA        6,000,000    7,009,860
-----------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road RRB,
 Zero Coupon, 5.98%, 1/15/21(1)            Baa3/BBB-       12,500,000    4,340,250
-----------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road RRB,
 Zero Coupon, 6.28%, 1/15/22(1)            Baa3/BBB-       13,000,000    4,197,570
-----------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road RRB,
 Zero Coupon, 6.40%, 1/15/30(1)            Baa3/BBB-       16,650,000    3,275,721
-----------------------------------------------------------------------------------
 CA GOUN, 5.75%, 3/1/30                        A1/A+        4,150,000    4,409,209
-----------------------------------------------------------------------------------
 CA HFA RB, Inverse Floater, 11.567%,
 2/1/25(2,3,4)                                 NR/NR        2,621,000    2,790,867
-----------------------------------------------------------------------------------
 CA HFA RB, Series E-1, 6.45%, 2/1/12(4)     Aa2/AA-          290,000      300,153
-----------------------------------------------------------------------------------
 CA HFA SFM Purchase RB, Series A-2,
 6.45%, 8/1/25(4)                            Aaa/AAA        1,125,000    1,183,792
-----------------------------------------------------------------------------------
 CA HFA SFM RB, Series 83, Inverse Floater,
 11.181%, 8/1/25(2,4)                         NR/AAA        1,740,000    1,935,019
-----------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RB, American Center for
 Wine, Food & Arts, 5.55%, 12/1/12              NR/A        1,710,000    1,836,095
-----------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RB, Kaiser Hospital
 Assistance I LLC, Series A, 5.55%, 8/31/31     NR/A        3,000,000    3,041,190

11   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                            RATINGS:
                                         MOODY'S/S&P      PRINCIPAL   MARKET VALUE
                                         (UNAUDITED)         AMOUNT     SEE NOTE 1
===================================================================================

 CALIFORNIA Continued
 CA PCFAU RB, Pacific Gas & Electric Co. Project,
 Series B, 6.35%, 6/1/09                      B3/CCC       $3,000,000  $ 2,917,920
-----------------------------------------------------------------------------------
 CA PCFAU SWD RRB, North Cnty. Recycling Center,
 Escrowed to Maturity, Series A,
 6.75%, 7/1/11                                Aaa/NR          500,000      581,375
-----------------------------------------------------------------------------------
 CA PWBL RRB, Various University of CA Projects,
 Series A, 5.50%, 6/1/14                     Aa2/AA-        1,500,000    1,697,505
-----------------------------------------------------------------------------------
 CA Rural Home Mtg. FAU SFM RB, Mtg.-Backed
 Securities Program, Series B, 7.75%,
 9/1/26(4)                                    NR/AAA          385,000      402,544
-----------------------------------------------------------------------------------
 CA Rural Home Mtg. FAU SFM RB, Mtg.-Backed
 Securities Program, Series D, Cl. 5,
 6.70%, 5/1/29(4)                             NR/AAA        1,885,000    2,050,333
-----------------------------------------------------------------------------------
 CA SCDAU COP, 7.25%, 11/1/29                  NR/NR        7,000,000    7,217,490
-----------------------------------------------------------------------------------
 CA SCDAU COP, Winward Schools, 6.90%, 9/1/23  NR/NR        2,000,000    2,085,820
-----------------------------------------------------------------------------------
 CA SCDAU RB, Turning Point Project,
 6.50%, 11/1/31                                NR/NR        4,000,000    4,075,800
-----------------------------------------------------------------------------------
 CA SCDAU REVREF COP, Cedars-Sinai Medical Center,
 Inverse Floater, 8.968%, 11/1/15(2)           A3/NR        7,800,000    8,201,466
-----------------------------------------------------------------------------------
 Ca SCDAU Water & Wastewater RB, Pooled Financing
 Program, Series C, FSA Insured,
 5.375%, 10/1/30                             Aaa/AAA        1,500,000    1,544,745
-----------------------------------------------------------------------------------
 CA Statewide FAU TS RB, Asset-Backed Pooled Tobacco
 Securities-A, 6%, 5/1/37(4)                   A1/NR        5,000,000    4,881,850
-----------------------------------------------------------------------------------
 CA Statewide FAU TS RB, Asset-Backed Pooled Tobacco
 Securities-A, 6%, 5/1/43(4)                   A1/NR       30,000,000   29,261,400
-----------------------------------------------------------------------------------
 California Cnty., CA Tobacco Securitization Agency RB,
 Asset-Backed Fresno Cnty. Funding Corp.,
 5.875%, 6/1/27                                 A1/A        6,230,000    6,149,321
-----------------------------------------------------------------------------------
 California Cnty., CA Tobacco Securitization Agency RB,
 Asset-Backed Fresno Cnty. Funding Corp.,
 6%, 6/1/35                                     A1/A       10,400,000   10,187,216
-----------------------------------------------------------------------------------
 California Cnty., CA Tobacco Securitization Agency RB,
 Asset-Backed Fresno Cnty. Funding Corp.,
 6.125%, 6/1/38                                 A1/A       10,000,000    9,941,500
-----------------------------------------------------------------------------------
 California Cnty., CA Tobacco Securitization Agency RB,
 Asset-Backed Pooled Tobacco Securities-A,
 6%, 5/1/43(4)                                 A1/NR       11,720,000   11,431,454
-----------------------------------------------------------------------------------
 Campbell, CA RA TXAL RB, Central Campbell
 Redevelopment Project, Series B,
 6.60%, 10/1/32                            Baa3/BBB-        2,355,000    2,518,861
-----------------------------------------------------------------------------------
 Capistrano, CA USD CFD No. 92-1 SPTX Bonds,
 Prerefunded, 7.10%, 9/1/21                    NR/NR        3,250,000    3,932,240
-----------------------------------------------------------------------------------
 Capistrano, CA USD CFD No. 98-2 SPTX Bonds,
 Ladera Project, 5.70%, 9/1/20                 NR/NR        5,000,000    5,006,400
-----------------------------------------------------------------------------------
 Cerritos, CA PFAU RB, Los Coyotes Redevelopment
 Project, 6.50%, 11/1/23                     Aaa/AAA        3,000,000    3,644,880
-----------------------------------------------------------------------------------
 Chino Basin, CA Regional FAU RB, Inland Empire Utility
 Agency Sewer Project, MBIA Insured,
 5.75%, 11/1/19                              Aaa/AAA        1,000,000    1,085,640
-----------------------------------------------------------------------------------
 Chino Basin, CA Regional FAU RB, Inland Empire Utility
 Agency Sewer Project, MBIA Insured,
 5.75%, 11/1/22                              Aaa/AAA          500,000      537,160
-----------------------------------------------------------------------------------
 Clovis, CA USD GOB, Series D, FGIC Insured,
 Zero Coupon, 5.60%, 8/1/10(1)               Aaa/AAA        2,000,000    1,509,880
-----------------------------------------------------------------------------------
 Colton, CA PFAU TXAL RRB, Redevelopment Projects,
 Series B, 5.875%, 8/1/27                      NR/NR        3,335,000    3,375,287

                                            RATINGS:
                                         MOODY'S/S&P      PRINCIPAL   MARKET VALUE
                                         (UNAUDITED)         AMOUNT     SEE NOTE 1
===================================================================================

 CALIFORNIA Continued
 Commerce, CA Community Development Commission
 TXAL REF Bonds, Redevelopment Project No. 1,
 Sub. Lien, Series B, 5.75%, 8/1/10            NR/NR       $  815,000   $  873,403
-----------------------------------------------------------------------------------
 Commerce, CA Community Development Commission
 TXAL REF Bonds, Redevelopment Project No. 1,
 Sub. Lien, Series B, 6%, 8/1/21               NR/NR        2,800,000    2,837,464
-----------------------------------------------------------------------------------
 Commerce, CA Joint Powers FAU Lease RB,
 Community Center, Series A, 6.25%, 10/1/22  Baa2/NR        1,410,000    1,471,645
-----------------------------------------------------------------------------------
 Compton, CA REF COP, Civic Center & Capital
 Improvements, Series A, 5.50%, 9/1/15       NR/BBB+        3,000,000    3,120,150
-----------------------------------------------------------------------------------
 Contra Costa Cnty., CA CFD No. 91-1 SPTX REF Bonds,
 5.58%, 8/1/16                                 NR/NR        3,075,000    3,124,753
-----------------------------------------------------------------------------------
 Corona, CA SFM RB, Sub. Lien, Series B,
 6.30%, 11/1/28                                A2/NR          800,000      823,584
-----------------------------------------------------------------------------------
 Davis, CA PFFAU Local Agency RRB, Mace Ranch Area,
 Series A, 6.60%, 9/1/25                       NR/NR        3,345,000    3,511,280
-----------------------------------------------------------------------------------
 Duarte, CA COP, City of Hope National Medical Center,
 6.25%, 4/1/23                              Baa2/AAA        4,500,000    4,734,180
-----------------------------------------------------------------------------------
 East Palo Alto, CA RA TXAL RB,
 6.625%, 10/1/29                               NR/NR        3,280,000    3,499,268
-----------------------------------------------------------------------------------
 Encinitas, CA CFD No. 1 SPTX Bonds, Series A,
 5.875%, 9/1/20                                NR/NR        2,750,000    2,758,662
-----------------------------------------------------------------------------------
 Escondido, CA Union High SDI GOB, Escrowed to
 Maturity, MBIA Insured, Zero Coupon,
 5.97%, 11/1/19(1)                           Aaa/AAA        7,500,000    3,159,450
-----------------------------------------------------------------------------------
 Escondido, CA Union High SDI GOB, MBIA Insured,
 Zero Coupon, 6.20%, 11/1/18(1)              Aaa/AAA        6,000,000    2,708,460
-----------------------------------------------------------------------------------
 Folsom, CA CFD No. 10 SPTX Bonds,
 6.875%, 9/1/19                               NR/NR         8,500,000    9,141,070
-----------------------------------------------------------------------------------
 Fontana, CA RA TXAL REF Bonds, Jurupa Hills
 Redevelopment Project, Series A,
 5.50%, 10/1/27                              NR/BBB+        3,400,000    3,375,894
-----------------------------------------------------------------------------------
 Fresno, CA HAU MH RB, Central Valley Coalition
 Projects, Series A, 5.50%, 7/1/30           Aaa/AAA        1,500,000    1,563,765
-----------------------------------------------------------------------------------
 Glendale, CA EU RB, MBIA Insured,
 5.90%, 2/1/25                               Aaa/AAA        7,455,000    8,094,639
-----------------------------------------------------------------------------------
 Golden West Schools FAU RRB, Series A, MBIA Insured,
 Zero Coupon, 6.14%, 2/1/20(1)               Aaa/AAA        2,480,000      983,593
-----------------------------------------------------------------------------------
 Golden West Schools FAU RRB, Series A, MBIA Insured,
 Zero Coupon, 6.14%, 8/1/20(1)               Aaa/AAA        2,000,000      772,540
-----------------------------------------------------------------------------------
 Huntington Park, CA PFAU Lease RRB, Wastewater
 System Project, Series A, 6.20%, 10/1/25      NR/NR        3,000,000    3,099,600
-----------------------------------------------------------------------------------
 Irvine, CA IBA AD No. 00-18 SPAST REF Bonds,
 5.75%, 9/2/22                                 NR/NR        1,250,000    1,258,275
-----------------------------------------------------------------------------------
 Irvine, CA IBA AD No. 00-18 SPAST REF Bonds,
 5.85%, 9/2/26                                 NR/NR        1,250,000    1,256,125
-----------------------------------------------------------------------------------
 Irvine, CA IBA AD No. 97-17 REF Limited SPAST,
 5.90%, 9/2/23                                 NR/NR        1,500,000    1,506,705
-----------------------------------------------------------------------------------
 Irvine, CA IBA AD No. 97-17 SPAST REF Bonds,
 5.80%, 9/2/18                                 NR/NR        1,000,000    1,010,840

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                            RATINGS:
                                         MOODY'S/S&P      PRINCIPAL   MARKET VALUE
                                         (UNAUDITED)         AMOUNT     SEE NOTE 1
===================================================================================

 CALIFORNIA Continued
 Lake Elsinore, CA School FAU SPTX RRB,
 Horsethief Canyon, 5.625%, 9/1/16           Baa2/NR       $8,010,000  $ 8,434,210
-----------------------------------------------------------------------------------
 Las Virgenes, CA USD GOUN, Election of 1997,
 Series C, FGIC Insured, Zero Coupon,
 5.42%, 11/1/21(1)                           Aaa/AAA        1,255,000      448,700
-----------------------------------------------------------------------------------
 Las Virgenes, CA USD GOUN, Series A, MBIA Insured,
 Zero Coupon, 4.95%, 11/1/12(1)              Aaa/AAA        2,095,000    1,379,956
-----------------------------------------------------------------------------------
 Lincoln, CA IBA PFAU RB, Twelve Bridges,
 6.20%, 9/2/25                                 NR/NR        2,955,000    3,031,298
-----------------------------------------------------------------------------------
 Long Beach, CA Harbor RRB, Series A, FGIC Insured,
 6%, 5/15/10                                 Aaa/AAA          500,000      573,345
-----------------------------------------------------------------------------------
 Los Angeles Cnty., CA COP, Disney Parking Project,
 AMBAC Insured, Zero Coupon, 5.94%, 3/1/12(1)Aaa/AAA          750,000      507,135
-----------------------------------------------------------------------------------
 Los Angeles Cnty., CA COP, Disney Parking Project,
 AMBAC Insured, Zero Coupon, 6.13%, 9/1/14(1)Aaa/AAA        6,860,000    3,999,654
-----------------------------------------------------------------------------------
 Los Angeles Cnty., CA COP, Disney Parking Project,
 AMBAC Insured, Zero Coupon, 6.30%, 9/1/16(1)Aaa/AAA        1,495,000      758,653
-----------------------------------------------------------------------------------
 Los Angeles Cnty., CA COP, Disney Parking Project,
 Zero Coupon, 6.92%, 9/1/10(1)                  A2/A        5,960,000    4,353,005
-----------------------------------------------------------------------------------
 Los Angeles Cnty., CA COP, Disney Parking Project,
 Zero Coupon, 6.95%, 9/1/11(1)                  A2/A        5,240,000    3,629,172
-----------------------------------------------------------------------------------
 Los Angeles Cnty., CA COP, Disney Parking Project,
 Zero Coupon, 7.03%, 9/1/13(1)                  A2/A        4,500,000    2,725,695
-----------------------------------------------------------------------------------
 Los Angeles, CA Harbor Department RB, Series B,
 5.375%, 11/1/23                              Aa3/AA        5,000,000    5,044,450
-----------------------------------------------------------------------------------
 Los Angeles, CA USD GOUN, Election of 1997,
 Series E, MBIA Insured, 5.125%, 1/1/27      Aaa/AAA        2,000,000    2,013,820
-----------------------------------------------------------------------------------
 Los Angeles, CA USD GOUN, FGIC Insured,
 8.15%, 7/1/15(5,6)                           NR/AAA        2,500,000    3,264,475
-----------------------------------------------------------------------------------
 Los Angeles, CA USD GOUN, FGIC Insured,
 8.15%, 7/1/16(5,6)                           NR/AAA        2,500,000     3,264,475
-----------------------------------------------------------------------------------
 Los Angeles, CA USD GOUN, FGIC Insured,
 8.15%, 7/1/17(5,6)                           NR/AAA        1,500,000     1,958,685
-----------------------------------------------------------------------------------
 Los Angeles, CA USD GOUN, Series A, FGIC Insured,
 6%, 7/1/15                                  Aaa/AAA        1,000,000     1,187,360
-----------------------------------------------------------------------------------
 Modesto, CA Irrigation District FAU RRB, Series A,
 MBIA Insured, 6%, 10/1/15                   Aaa/AAA        5,000,000     5,628,350
-----------------------------------------------------------------------------------
 Mountain View Los Altos, CA Union High SDI GOUN,
 Series B, 6.50%, 5/1/17                     Aa2/AA+        2,000,000     2,357,500
-----------------------------------------------------------------------------------
 Norco, CA CDD No. 97-1 SPTX Bonds,
 7.10%, 10/1/30                                NR/NR        1,320,000     1,414,116
-----------------------------------------------------------------------------------
 Northern CA Tobacco Securitization Authority RB,
 Asset-Backed, Series A, 5.375%, 6/1/41         A1/A        5,000,000     4,541,550
-----------------------------------------------------------------------------------
 Oakland, CA RA TXAL REF Bonds, MBIA Insured,
 5.95%, 9/1/19(6)                            Aaa/AAA        8,600,000     8,800,982
-----------------------------------------------------------------------------------
 Orange Cnty., CA CFD No. 01-1 SPTX Bonds,
 Ladera Ranch, Series A, 6%, 8/15/25           NR/NR        1,000,000     1,012,130
-----------------------------------------------------------------------------------
 Orange Cnty., CA CFD No. 01-1 SPTX Bonds,
 Ladera Ranch, Series A, 6%, 8/15/32           NR/NR        1,000,000     1,010,030

14   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                            RATINGS:
                                         MOODY'S/S&P      PRINCIPAL   MARKET VALUE
                                         (UNAUDITED)         AMOUNT     SEE NOTE 1
===================================================================================

 CALIFORNIA Continued
 Orange Cnty., CA CFD No. 1 SPTX Bonds,
 Ladera Ranch, Series A, 6.25%, 8/15/30        NR/NR       $2,000,000  $ 2,048,820
-----------------------------------------------------------------------------------
 Orange Cnty., CA CFD No. 99-1 SPTX Bonds,
 Ladera Ranch, Series A, 6.70%, 8/15/29        NR/NR        2,250,000    2,409,615
-----------------------------------------------------------------------------------
 Orange Cnty., CA PFAU Lease RRB, Juvenile Justice
 Center Facilities, AMBAC Insured,
 5.375%, 6/1/19                              Aaa/AAA        2,050,000    2,185,115
-----------------------------------------------------------------------------------
 Oxnard, CA USD GOUN, Series E, FGIC Insured,
 5.90%, 8/1/26                               Aaa/AAA        2,540,000    2,805,811
-----------------------------------------------------------------------------------
 Oxnard, CA USD GOUN, Series E, FGIC Insured,
 5.90%, 8/1/30                               Aaa/AAA        2,180,000    2,289,741
-----------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Bonds, Los Medanos
 Community Development Project, AMBAC Insured,
 5.75%, 8/1/16                               Aaa/AAA          720,000      797,148
-----------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Bonds, Los Medanos
 Community Development Project, AMBAC Insured,
 5.80%, 8/1/17                               Aaa/AAA        1,525,000    1,686,132
-----------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Bonds, Los Medanos
 Community Development Project, AMBAC Insured,
 5.85%, 8/1/18                               Aaa/AAA        1,615,000    1,783,235
-----------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Bonds, Los Medanos
 Community Development Project, AMBAC Insured,
 Zero Coupon, 5.92%, 8/1/28(1)               Aaa/AAA        5,000,000    1,172,950
-----------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Bonds, Los Medanos
 Community Development Project, AMBAC Insured,
 Zero Coupon, 6.10%, 8/1/20(1)               Aaa/AAA        5,150,000    1,989,291
-----------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL REF Bonds, Los Medanos
 Community Development Project, Sub. Lien,
 6.20%, 8/1/19                                NR/BBB        3,500,000    3,688,720
-----------------------------------------------------------------------------------
 Pomona, CA SFM RRB, Escrowed to Maturity,
 Series A, 7.60%, 5/1/23                     Aaa/AAA        7,000,000    9,259,530
-----------------------------------------------------------------------------------
 Pomona, CA SFM RRB, Escrowed to Maturity,
 Series B, 7.50%, 8/1/23                     Aaa/AAA          500,000      657,150
-----------------------------------------------------------------------------------
 Pomona, CA USD GORB, Series A, MBIA Insured,
 6.15%, 8/1/15                               Aaa/AAA        2,500,000    2,926,025
-----------------------------------------------------------------------------------
 Pomona, CA USD REF GOUN, Series A, MBIA Insured,
 6.45%, 8/1/22                               Aaa/AAA        1,000,000    1,211,650
-----------------------------------------------------------------------------------
 Port Oakland, CA POAU RB, Series G, MBIA Insured,
 5.375%, 11/1/25                             Aaa/AAA       10,650,000   10,827,962
-----------------------------------------------------------------------------------
 Port Oakland, CA RB, Series 666A, FGIC Insured,
 Inverse Floater, 9.567%, 11/1/15(2,3)         NR/NR        2,500,000    2,957,700
-----------------------------------------------------------------------------------
 Port Oakland, CA RB, Series 666B, FGIC Insured,
 Inverse Floater, 9.817%, 11/1/16(2,3)         NR/NR        2,500,000    2,942,850
-----------------------------------------------------------------------------------
 Port Oakland, CA RB, Series L, FGIC Insured,
 5%, 11/1/32(4)                              Aaa/AAA       15,600,000   15,137,304
-----------------------------------------------------------------------------------
 Redding, CA Electric System Revenue COP,
 FGIC Insured, Inverse Floater,
 9.816%, 6/1/19(2)                           Aaa/AAA        5,150,000    5,509,161
-----------------------------------------------------------------------------------
 Redding, CA Electric System Revenue COP,
 MBIA Insured, Inverse Floater,
 11.134%, 7/8/22(2)                          Aaa/AAA        3,000,000    3,944,280

15   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                            RATINGS:
                                         MOODY'S/S&P      PRINCIPAL   MARKET VALUE
                                         (UNAUDITED)         AMOUNT     SEE NOTE 1
===================================================================================

 CALIFORNIA Continued
 Richmond, CA IBA Reassessment District No. 855
 SPAST REF Bonds, 6.60%, 9/2/19                NR/NR       $1,200,000  $ 1,237,044
-----------------------------------------------------------------------------------
 Richmond, CA Wastewater RB, FGIC Insured,
 5.80%, 8/1/16                               Aaa/AAA          765,000      851,246
-----------------------------------------------------------------------------------
 Richmond, CA Wastewater RB, FGIC Insured,
 5.80%, 8/1/18                               Aaa/AAA        3,315,000    3,650,412
-----------------------------------------------------------------------------------
 Riverside Cnty., CA PFAU REF COP,
 5.75%, 5/15/19                              NR/BBB-        2,100,000    2,108,421
-----------------------------------------------------------------------------------
 Riverside Cnty., CA SFM RB, Escrowed to Maturity,
 Series A, 7.80%, 5/1/21                     Aaa/AAA        5,285,000    7,083,274
-----------------------------------------------------------------------------------
 Rocklin, CA USD CFD No. 1 SPTX Bonds,
 AMBAC Insured, Zero Coupon, 5.44%, 9/1/21(1) Aaa/NR        2,890,000    1,044,446
-----------------------------------------------------------------------------------
 Roseville, CA SPTX RB, Woodcreek West Community
 Facility No. 1 Project, 5.875%, 9/1/08        NR/NR        1,235,000    1,327,835
-----------------------------------------------------------------------------------
 Roseville, CA SPTX RB, Woodcreek West Community
 Facility No. 1 Project, 6.50%, 9/1/15         NR/NR        1,500,000    1,628,100
-----------------------------------------------------------------------------------
 Roseville, CA SPTX RB, Woodcreek West Community
 Facility No. 1 Project, 6.70%, 9/1/25         NR/NR        1,750,000    1,866,883
-----------------------------------------------------------------------------------
 Sacramento Cnty., CA Sanitation District FAU RRB,
 Series A, 6%, 12/1/15                        Aa3/AA        1,000,000    1,143,470
-----------------------------------------------------------------------------------
 Sacramento Cnty., CA SFM RB, Escrowed to Maturity,
 8%, 7/1/16                                  Aaa/AAA       12,810,000   17,377,021
-----------------------------------------------------------------------------------
 Sacramento, CA Cogeneration Authority RB,
 Procter & Gamble Project, 6.50%, 7/1/14      NR/AAA        5,000,000    5,746,450
-----------------------------------------------------------------------------------
 Sacramento, CA MUD Electric RRB, FGIC Insured,
 Inverse Floater, 11.058%, 8/15/18(2)        Aaa/AAA        7,000,000    7,332,850
-----------------------------------------------------------------------------------
 Sacramento, CA PAU Cogeneration Project RB,
 MBIA-IBC Insured, 6%, 7/1/22                Aaa/AAA        6,800,000    7,664,280
-----------------------------------------------------------------------------------
 Sacramento, CA USD GOUN, Series A,
 5.875%, 7/1/21                               Aa3/NR        1,500,000    1,774,845
-----------------------------------------------------------------------------------
 Sacramento, CA USD GOUN, Series A,
 5.875%, 7/1/23                               Aa3/NR        1,000,000    1,183,230
-----------------------------------------------------------------------------------
 San Bernardino Cnty., CA COP, Medical Center
 Financing Project, MBIA Insured,
 5.50%, 8/1/17                               Aaa/AAA        5,250,000    5,900,843
-----------------------------------------------------------------------------------
 San Diego Cnty., CA Water Authority Revenue COP,
 Prerefunded, Series 91-B, MBIA Insured, Inverse Floater,
 10.92%, 4/8/21(2)                           Aaa/AAA        4,000,000    5,272,560
-----------------------------------------------------------------------------------
 San Francisco, CA Bay Area Rapid Transit District
 Sales Tax RRB, AMBAC Insured, 6.75%, 7/1/11 Aaa/AAA        1,000,000    1,237,970
-----------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. CFD No. 6 RA RB,
 Mission Bay South-A, 6.125%, 8/1/31           NR/NR        1,500,000    1,524,765
-----------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. CFD No. 6 RA RB,
 Mission Bay South-B, 6.125%, 8/1/31           NR/NR        1,500,000    1,514,340
-----------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. RA Lease RB,
 George R. Moscone Project, Zero Coupon,
 5.36%, 7/1/10(1)                             A1/AA-        4,500,000    3,336,435
-----------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. Redevelopment FAU
 TXAL REF Bonds, Redevelopment Projects, Series C,
 MBIA Insured, Zero Coupon, 5.81%, 8/1/14(1) Aaa/AAA        1,425,000      832,955

16   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                            RATINGS:
                                         MOODY'S/S&P      PRINCIPAL   MARKET VALUE
                                         (UNAUDITED)         AMOUNT     SEE NOTE 1
===================================================================================

 CALIFORNIA Continued
 San Francisco, CA City & Cnty. Redevelopment FAU
 TXAL REF Bonds, Redevelopment Projects, Series C,
 MBIA Insured, Zero Coupon, 5.99%, 8/1/13(1) Aaa/AAA     $    750,000 $    466,920
-----------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor Agency
 Toll Road RB, Sr. Lien, 5%, 1/1/33        Baa3/BBB-        8,000,000    7,351,280
-----------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor Agency
 Toll Road RB, Sr. Lien, Escrowed to Maturity,
 Zero Coupon, 5.94%, 1/1/23(1)               Aaa/AAA       21,250,000    7,195,463
-----------------------------------------------------------------------------------
 Santa Ana, CA FAU RRB, Inner-City Commuter,
 Series C, 5.60%, 9/1/19                      NR/BBB        3,060,000    3,108,899
-----------------------------------------------------------------------------------
 Santa Ana, CA FAU RRB, Mainplace Project, Series D,
 5.50%, 9/1/15                                 NR/NR        1,000,000    1,017,240
-----------------------------------------------------------------------------------
 Santa Ana, CA FAU RRB, Mainplace Project, Series D,
 5.60%, 9/1/19                                 NR/NR        1,000,000    1,027,380
-----------------------------------------------------------------------------------
 Santa Ana, CA USD GOUN, FGIC Insured,
 5.70%, 8/1/22                               Aaa/AAA        2,560,000    2,747,878
-----------------------------------------------------------------------------------
 Santa Clara Cnty., CA Mountain View SDI GOUN,
 Series B, FSA Insured, 6.125%, 7/1/25       Aaa/AAA        1,065,000    1,181,745
-----------------------------------------------------------------------------------
 Santa Cruz, CA City High SDI GOUN, Series B,
 FGIC Insured, 6%, 8/1/29                    Aaa/AAA        1,000,000    1,099,110
-----------------------------------------------------------------------------------
 Santaluz, CA CFD No. 2 SPTX Bonds,
 Improvement Area No. 1, 6.375%, 9/1/30        NR/NR        5,000,000    5,085,150
-----------------------------------------------------------------------------------
 South Orange Cnty., CA PFAU SPTX RB, Foothill Area,
 Series C, FGIC Insured, 8%, 8/15/08         Aaa/AAA        1,500,000    1,903,350
-----------------------------------------------------------------------------------
 Southern CA Metro Water District RRB,
 Inverse Floater, 9.062%, 10/30/20(2)         Aa2/AA        4,500,000    5,266,980
-----------------------------------------------------------------------------------
 Southern CA PPAU RB, Power Project,
 Unrefunded Balance, 7%, 7/1/09                 A2/A          250,000      251,120
-----------------------------------------------------------------------------------
 Southern CA PPAU Transmission Project RB,
 Inverse Floater, 9.941%, 7/1/12(2)           Aa3/A+        4,000,000    4,186,920
-----------------------------------------------------------------------------------
 Southern CA Tobacco Securitization Authority RB,
 Asset-Backed, Sr. Lien, Series A,
 5.50%, 6/1/36                                  A2/A        1,000,000      939,510
-----------------------------------------------------------------------------------
 Stockton, CA CFD No. 90-2 SPTX RRB,
 Brookside Estates, 6.20%, 8/1/15              NR/NR        3,750,000    3,950,513
-----------------------------------------------------------------------------------
 Tejon Ranch, CA PFFAU CFD No. 1 SPTX Bonds,
 Series A, 7.20%, 9/1/30                       NR/NR        3,000,000    3,091,290
-----------------------------------------------------------------------------------
 Tustin, CA USD CFD No. 88-1 SPTX RB, Prerefunded,
 Series B, 6.375%, 9/1/21                      NR/NR        3,500,000    4,128,285
-----------------------------------------------------------------------------------
 Tustin, CA USD CFD No. 97-1 SPTX RB,
 6.375%, 9/1/35                                NR/NR        2,000,000    2,076,380
-----------------------------------------------------------------------------------
 Ukiah, CA USD GOUN, FGIC Insured, Zero Coupon,
 5.54%, 8/1/19(1)                            Aaa/AAA        2,270,000      949,246
-----------------------------------------------------------------------------------
 West Covina, CA COP, Queen of the Valley Hospital,
 Prerefunded, 6.50%, 8/15/19                   A2/NR        1,120,000    1,251,398
                                                                     --------------
                                                                       533,463,747

17    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                            RATINGS:
                                         MOODY'S/S&P      PRINCIPAL   MARKET VALUE
                                         (UNAUDITED)         AMOUNT     SEE NOTE 1
===================================================================================

 U.S. POSSESSIONS--7.3%
-----------------------------------------------------------------------------------
 PR Childrens Trust Fund Asset-Backed RB,
 6%, 7/1/26                                    Aa3/A       $3,000,000  $ 3,145,050
-----------------------------------------------------------------------------------
 PR CMWLTH Aqueduct & Sewer Authority RRB,
 MBIA-IBC Insured, 6.25%, 7/1/13             Aaa/AAA        1,000,000    1,212,730
-----------------------------------------------------------------------------------
 PR Housing Bank & Finance Agency SFM RB,
 Affordable Housing Mtg.-Portfolio I,
 6.25%, 4/1/29                               Aaa/AAA        2,245,000    2,347,103
-----------------------------------------------------------------------------------
 PR Industrial, Tourist, Educational, Medical &
 Environmental Control Facilities RB, Cogen Facilities
 AES Puerto Rico Project, 6.625%, 6/1/26     Baa2/NR        5,510,000    5,678,165
-----------------------------------------------------------------------------------
 PR Industrial, Tourist, Educational, Medical &
 Environmental Control Facilities RB, Mennonite
 General Hospital Project, Series A,
 6.50%, 7/1/12                               NR/BBB-        2,840,000    2,811,231
-----------------------------------------------------------------------------------
 PR POAU RB, American Airlines, Inc., Series A,
 6.25%, 6/1/26(4)                             B1/BB-       16,570,000   12,826,007
-----------------------------------------------------------------------------------
 PR Public Finance Corp. RB, CMWLTH Appropriations,
 Series E, 5.50%, 8/1/29                   Baa3/BBB+        3,000,000    3,112,560
-----------------------------------------------------------------------------------
 Virgin Islands PFAU RB, Sub. Lien, Series E,
 6%, 10/1/22                                   NR/NR        5,150,000    5,140,524
-----------------------------------------------------------------------------------
 Virgin Islands PFAU RRB, Gross Receipts Tax Loan Nts.,
 Series A, 6.375%, 10/1/19                   NR/BBB-        4,515,000    4,990,430
                                                                      -------------
                                                                        41,263,800
===================================================================================
 TOTAL INVESTMENTS, AT VALUE (COST $531,916,706)               102.0%  574,727,547
===================================================================================
 LIABILITIES IN EXCESS OF OTHER ASSETS                          (2.0)  (11,246,664)
                                                         --------------------------
 NET ASSETS                                                    100.0% $563,480,883
                                                         ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listing of securities, abbreviations are used per the table below:

AD      Assessment District
CDAU    Community Development Authority
CDD     Community Development District
CFD     Community Facilities District
CMWLTH  Commonwealth
COP     Certificates of Participation
EDLFA   Educational Facilities Authority
EU      Electric Utilities
FAU     Finance Authority
GOB     General Obligation Bonds
GORB    General Obligation Refunding Bonds
GOUN    General Obligation Unlimited Nts.
HAU     Housing Authority
HFA     Housing Finance Agency/Authority
IBA     Improvement Bond Act 1915
MH      Multifamily Housing
MUD     Municipal Utility District
PAU     Power Authority
PCFAU   Pollution Control Finance Authority
PFAU    Public Finance Authority
PFFAU   Public Facilities Finance Authority
POAU    Port Authority
PPAU    Public Power Authority
PWBL    Public Works Board Lease
RA      Redevelopment Agency/Authority
RB      Revenue Bonds
REF     Refunding
REVREF  Revenue Refunding
RRB     Revenue Refunding Bonds
SCDAU   Statewide Communities Development Authority
SDI     School District
SFM     Single Family Mtg.
SPAST   Special Assessment
SPTX    Special Tax
SWD     Solid Waste Disposal
TS      Tobacco Settlement
TXAL    Tax Allocation
USD     Unified School District

18   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

1. Zero coupon bond reflects effective yield on the date of purchase.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater". See Note 1 of Notes to Financial Statements.

3. Identifies issues considered to be illiquid --See Note 6 of Notes to
Financial Statements.

4. When-issued security to be delivered and settled after July 31, 2002.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $8,487,635 or 1.51% of the Fund's net assets as of July 31, 2002.

6. Represents the current interest rate for a variable or increasing rate security.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                  MARKET VALUE         PERCENT
------------------------------------------------------------------------
 Special Assessment                        $145,055,649            25.2%
 Special Tax                                 66,469,282            11.6
 Electric Utilities                          54,036,215             9.4
 General Obligation                          47,775,353             8.3
 Single Family Housing                       46,210,370             8.0
 Municipal Leases                            42,934,696             7.5
 Highways/Railways                           40,818,690             7.1
 Marine/Aviation Facilities                  39,047,376             6.8
 Hospital/Health Care                        17,013,338             3.0
 Sales Tax Revenue                           14,481,484             2.5
 Water Utilities                             13,297,015             2.3
 Airlines                                    12,826,007             2.2
 Education                                    9,931,573             1.7
 Not-for-Profit Organization                  9,053,585             1.6
 Sewer Utilities                              7,267,928             1.3
 Pollution Control                            2,917,920             0.5
 Adult Living Facilities                      2,108,421             0.4
 Multifamily Housing                          1,969,810             0.3
 Higher Education                               931,460             0.2
 Resource Recovery                              581,375             0.1
                                           =============================
 Total                                     $574,727,547           100.0%
                                           =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19     OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2002
-----------------------------------------------------------------------------------

===================================================================================
 ASSETS

 Investments, at value (cost $531,916,706) -- see accompanying
 statement                                                            $574,727,547
-----------------------------------------------------------------------------------
 Cash                                                                    3,252,888
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $49,069,969 sold on a when-issued basis)   52,066,069
 Interest                                                                7,431,956
 Shares of beneficial interest sold                                        917,228
 Other                                                                       5,303
                                                                      -------------
 Total assets                                                          638,400,991

===================================================================================
 LIABILITIES
 Payables and other liabilities:
 Investments purchased (including $72,697,824 purchased on a
 when-issued basis)                                                     72,712,945
 Dividends                                                               1,439,532
 Shares of beneficial interest redeemed                                    475,877
 Distribution and service plan fees                                        116,608
 Trustees' compensation                                                     98,801
 Transfer and shareholder servicing agent fees                              37,057
 Shareholder reports                                                        22,734
 Other                                                                      16,554
                                                                      -------------
 Total liabilities                                                      74,920,108

===================================================================================
 NET ASSETS                                                           $563,480,883
                                                                      =============

===================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                      $546,053,437
-----------------------------------------------------------------------------------
 Overdistributed net investment income                                    (508,339)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions              (24,875,056)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                             42,810,841
                                                                      -------------
 NET ASSETS                                                           $563,480,883
                                                                      =============

20   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

===================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $409,688,505 and 38,648,282 shares of beneficial interest outstanding)     $10.60
 Maximum offering price per share (net asset value plus sales
 charge of 4.75% of offering price)                                         $11.13
-----------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $128,856,674
 and 12,148,661 shares of beneficial interest outstanding)                  $10.61
-----------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,935,704
 and 2,355,878 shares of beneficial interest outstanding)                   $10.58

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended July 31, 2002
-----------------------------------------------------------------------------------

===================================================================================
 INVESTMENT INCOME

 Interest                                                              $32,905,757

===================================================================================
 EXPENSES
 Management fees                                                         2,988,743
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   968,738
 Class B                                                                 1,327,077
 Class C                                                                   217,561
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                             288,164
-----------------------------------------------------------------------------------
 Shareholder reports                                                        80,273
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                64,457
-----------------------------------------------------------------------------------
 Other                                                                      26,487
                                                                       ------------
 Total expenses                                                          5,961,500
 Less reduction to custodian expenses                                      (10,599)
                                                                       ------------
 Net expenses                                                            5,950,901

===================================================================================
 NET INVESTMENT INCOME                                                  26,954,856

===================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments                                                             1,512,689
 Closing of futures contracts                                           (1,404,265)
                                                                       ------------
 Net realized gain                                                         108,424

-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                    4,867,158
                                                                       ------------
 Net realized and unrealized gain                                        4,975,582

===================================================================================

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $31,930,438
                                                                       ============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                                            2002          2001
===================================================================================
 OPERATIONS

 Net investment income                                  $ 26,954,856 $  23,599,756
-----------------------------------------------------------------------------------
 Net realized gain (loss)                                    108,424      (374,255)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation                     4,867,158    23,394,405
                                                       ----------------------------
 Net increase in net assets resulting from operations     31,930,438    46,619,906

===================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                 (19,848,864)  (17,599,604)
 Class B                                                  (5,596,265)   (5,463,506)
 Class C                                                    (921,160)     (628,592)

===================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                  18,134,224   100,609,085
 Class B                                                  (9,686,856)   25,967,255
 Class C                                                   6,669,760     4,749,300

===================================================================================
 NET ASSETS
 Total increase                                           20,681,277   154,253,844
-----------------------------------------------------------------------------------
 Beginning of period                                     542,799,606   388,545,762
                                                       ----------------------------
 End of period [including overdistributed net investment
 income of $508,339 and $1,096,906, respectively]       $563,480,883  $542,799,606
                                                       ============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------

 CLASS A   YEAR ENDED JULY 31,                 2002      2001      2000      1999      1998
============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period       $ 10.49   $ 10.11   $ 10.57   $ 10.92   $ 10.94
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .53       .53       .53       .53       .54
 Net realized and unrealized gain (loss)        .10       .38      (.46)     (.35)      .06
                                            ------------------------------------------------
 Total from investment operations               .63       .91       .07       .18       .60
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.52)     (.53)     (.53)     (.53)     (.54)
 Distributions from net realized gain            --        --        --        --      (.08)
                                            ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.52)     (.53)     (.53)     (.53)     (.62)
--------------------------------------------------------------------------------------------
 Net asset value, end of period              $10.60    $10.49    $10.11    $10.57    $10.92
                                            ================================================

============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)           6.20%     9.17%     0.86%     1.59%     5.66%

============================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $409,689  $387,388  $270,494  $316,363  $300,717
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $398,651  $344,808  $283,025  $314,094  $297,372
 Ratios to average net assets:(2)
 Net investment income                         5.09%     5.08%     5.34%     4.79%     4.91%
 Expenses                                      0.86%     0.88%     0.91%     0.91%     0.92%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of expenses  0.86%     0.87%     0.91%     0.91%     0.92%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                         27%       20%       48%       35%       31%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------------------

 CLASS B   YEAR ENDED JULY 31,                 2002      2001      2000      1999      1998
============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period       $ 10.50   $ 10.11   $ 10.57   $ 10.92   $ 10.94
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .45       .45       .45       .45       .46
 Net realized and unrealized gain (loss)        .10       .39      (.45)     (.35)      .06
                                            ------------------------------------------------
 Total from investment operations               .55       .84     --          .10       .52
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.44)     (.45)     (.46)     (.45)     (.46)
 Distributions from net realized gain            --        --        --        --      (.08)
                                            ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.44)     (.45)     (.46)     (.45)     (.54)
--------------------------------------------------------------------------------------------
 Net asset value, end of period              $10.61    $10.50    $10.11    $10.57    $10.92
                                            ================================================

============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)           5.39%     8.46%     0.10%     0.82%     4.86%

============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)  $128,857  $137,307  $105,393  $132,763  $115,444
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $132,685  $126,060  $113,936  $129,538  $ 99,266
--------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         4.32%     4.33%     4.57%     4.03%     4.21%
 Expenses                                      1.62%     1.63%     1.67%     1.67%     1.67%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of expenses  1.62%     1.62%     1.67%     1.67%     1.67%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                         27%       20%       48%       35%       31%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------------------

 CLASS C   YEAR ENDED JULY 31,                 2002      2001      2000      1999      1998
============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period       $ 10.48   $ 10.09   $ 10.55   $ 10.91   $ 10.93
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .46       .45       .45       .45       .46
 Net realized and unrealized gain (loss)        .08       .39      (.45)     (.36)      .06
                                            ------------------------------------------------
 Total from investment operations               .54       .84        --       .09       .52
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.44)     (.45)     (.46)     (.45)     (.46)
 Distributions from net realized gain            --        --        --        --      (.08)
                                            ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.44)     (.45)     (.46)     (.45)     (.54)
--------------------------------------------------------------------------------------------
 Net asset value, end of period              $10.58    $10.48    $10.09    $10.55    $10.91
                                            ================================================

============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)           5.31%     8.48%     0.10%     0.73%     4.87%

============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)   $24,936   $18,105   $12,659   $16,864   $11,340
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $21,775   $14,489   $14,424   $14,672   $ 8,614
--------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         4.33%     4.32%     4.58%     4.03%     4.24%
 Expenses                                      1.62%     1.63%     1.67%     1.67%     1.66%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of expenses  1.62%     1.62%     1.67%     1.67%     1.66%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                         27%       20%       48%       35%       31%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer California Municipal Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
 The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into when-issued purchase commitments of $72,697,824 and when-issued sale commitments of $49,069,969.

27      OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $55,753,773 as of July 31, 2002. Including the effect of leverage, inverse floaters represent 8.73% of the Fund's total assets as of July 31, 2002.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of July 31, 2002, the Fund had approximately $120,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

 As of July 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2006       $   502,732
                              2008(1)     10,935,820
                              2009        19,418,684
                                         -----------
                              Total      $30,857,236
                                         ===========

1. $4,310,743 was acquired in 2001 in connection with the Oppenheimer Main
Street California Municipal Fund merger and $2,474,734 was acquired in 2002 in connection with the Oppenheimer Main Street California Municipal Fund merger.
These amounts are no longer subject to limitations under IRC Sections 382 or
384.

28     OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 July 31, 2002, the Fund's projected benefit obligations were increased by
 $11,839 and payments of $7,654 were made to retired trustees, resulting in an accumulated liability of $96,714 as of July 31, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the years ended July 31, 2002 and July 31, 2001 was as follows:
                                            YEAR ENDED        YEAR ENDED
                                         JULY 31, 2002     JULY 31, 2001
                 -------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends $26,366,289       $23,691,702
                 Long-term capital gain             --                --
                 Return of capital                  --                --
                                           -----------------------------
                 Total                     $26,366,289       $23,691,702
                                           =============================

 As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:
                 Overdistributed net investment income $  (508,339)
                 Accumulated net realized loss         (24,875,056)
                 Net unrealized appreciation            42,810,841
                                                       -----------
                 Total                                 $17,427,446
                                                       ===========

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

29    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED JULY 31, 2002      YEAR ENDED JULY 31, 2001
                                SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS A

 Sold                        7,969,918  $  83,926,368      4,974,826   $ 47,077,485
 Dividends and/or
 distributions reinvested    1,036,260     10,886,119        916,212      9,522,552
 Acquisition - Note 8               --             --      9,572,831     99,078,796
 Redeemed                   (7,279,698)   (76,678,263)    (5,302,401)   (55,069,748)
                            --------------------------------------------------------
 Net increase                1,726,480  $  18,134,224     10,161,468   $100,609,085
                            ========================================================

------------------------------------------------------------------------------------
 CLASS B
 Sold                        1,764,818  $  18,593,486      2,227,132   $ 21,577,462
 Dividends and/or
 distributions reinvested      313,390      3,295,115        307,359      3,194,846
 Acquisition - Note 8               --             --      2,673,404     27,696,468
 Redeemed                   (3,009,598)   (31,575,457)    (2,550,931)   (26,501,521)
                            --------------------------------------------------------
 Net increase (decrease)      (931,390) $  (9,686,856)     2,656,964   $ 25,967,255
                            ========================================================

------------------------------------------------------------------------------------
 CLASS C
 Sold                        1,120,468  $  11,784,641        731,737   $  7,413,463
 Dividends and/or
 distributions reinvested       54,237        568,382         34,114        353,544
 Redeemed                     (546,880)    (5,683,263)      (291,949)    (3,017,707)
                            --------------------------------------------------------
 Net increase                  627,825  $   6,669,760        473,902   $  4,749,300
                            ========================================================

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2002, were
 $179,945,859 and $148,373,500 respectively.

30    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

 As of July 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $532,600,345 was composed of:

                     Gross unrealized appreciation  $  42,273,652
                     Gross unrealized depreciation       (146,450)
                                                    -------------
                     Net unrealized appreciation    $  42,127,202
                                                    =============

    The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.60% of the first $200 million of average annual net assets, 0.55% of the next
 $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million,
 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. Effective January 1, 2000, the Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. The Manager can withdraw that waiver at any time. The Fund's management fee for the year ended July 31, 2002 was an annualized rate of 0.54%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $22.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

31    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     AGGREGATE       CLASS A    CONCESSIONS     CONCESSIONS     CONCESSIONS
                     FRONT-END     FRONT-END     ON CLASS A      ON CLASS B      ON CLASS C
                 SALES CHARGES SALES CHARGES         SHARES          SHARES          SHARES
 YEAR               ON CLASS A   RETAINED BY    ADVANCED BY     ADVANCED BY     ADVANCED BY
 ENDED                  SHARES   DISTRIBUTOR DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------

 July 31, 2002        $638,246      $114,588        $52,585        $516,578        $103,556

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                      CLASS A        CLASS B         CLASS C
                                   CONTINGENT      CONTINGENT     CONTINGENT
                                     DEFERRED        DEFERRED       DEFERRED
                                SALES CHARGES   SALES CHARGES  SALES CHARGES
 YEAR                             RETAINED BY     RETAINED BY    RETAINED BY
 ENDED                            DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------
 July 31, 2002                        $13,403        $300,671         $7,856

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $968,738, all of which were paid by the Distributor to recipients, and included $32,875 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                              DISTRIBUTOR'S
                                               DISTRIBUTOR'S      AGGREGATE
                                                   AGGREGATE   UNREIMBURSED
                                                UNREIMBURSED  EXPENSES AS %
                 TOTAL PAYMENTS AMOUNT RETAINED     EXPENSES  OF NET ASSETS
                     UNDER PLAN  BY DISTRIBUTOR   UNDER PLAN       OF CLASS
----------------------------------------------------------------------------
 Class B Plan        $1,327,077      $1,030,679   $3,455,194           2.68%
 Class C Plan           217,561          93,126      400,638           1.61

32   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

================================================================================
 5. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
 Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
 6. ILLIQUID SECURITIES
 As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2002 was $8,691,417, which represents 1.54% of the Fund's net assets.

33      OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at July 31,
 2002.

================================================================================
 8. ACQUISITION OF OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND
 On December 8, 2000, the Fund acquired all of the net assets of Oppenheimer
 Main Street California Municipal Fund, pursuant to an Agreement and Plan of
 Reorganization approved by the Oppenheimer Main Street California Municipal
 Fund shareholders on February 29, 2000. The Fund issued (at an exchange ratio of 1.190268 for Class A and 1.187776 for Class B of the Fund to one share of
 Oppenheimer California Municipal Fund) 9,572,831 and 2,673,404, shares of beneficial interest for Class A and Class B, respectively, valued at
 $99,078,796 and $27,696,468 in exchange for the net assets, resulting in combined Class A net assets of $378,820,970, Class B net assets of $134,878,021 and Class C net assets of $14,079,666 on December 8, 2000. The net assets acquired included net unrealized appreciation of $6,378,401 and unused capital loss carryforward of $6,785,477 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                                                              Appendix A

                                                  MUNICIPAL BOND RATINGS DEFINITIONS

Below  are  summaries  of the  rating  definitions  used by the  nationally-recognized  rating  agencies  listed  below  for  municipal securities.  Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
---------------------------------------------------------------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality.  They carry the smallest  degree of investment  risk.  Interest  payments are protected by a large or by an exceptionally  stable margin and principal is secure.  While the various  protective  elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds  rated "Aa" are judged to be of high  quality by all  standards.  Together  with the "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as with Aaa  securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other elements  present which make the long-term risk appear somewhat larger than the of risk "Aaa" securities.

A: Bonds rated "A" possess many favorable investment  attributes and are to be considered as  upper-medium-grade  obligations.  Factors giving  security to principal  and interest are  considered  adequate but elements may be present  which  suggest a  susceptibility  to impairment some time in the future.

Baa:  Bonds rated "Baa" are  considered  medium-grade  obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements may be lacking or may be characteristically  unreliable  over any great  length  of time.  Such  bonds  lack  outstanding  investment  characteristics  and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have  speculative  elements.  Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate  and thereby not well  safeguarded  during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally  lack  characteristics  of the desirable  investment.  Assurance of interest and principal  payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca"  represent  obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.
C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever  attaining any real investment standing.

Con.  (...):  Bonds  for which the  security  depends  on the  completion  of some act or the  fulfillment  of some  condition  are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in operating  experience,  (c) rentals that begin when  facilities are completed,  or (d) payments to which some other limiting  condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's  applies  numerical  modifiers  1, 2, and 3 in each generic  rating  classification  from "Aa" through  "Caa." The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category;  the modifier "2" indicates a mid-range  ranking;
and the modifier "3" indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term obligations that are investment grade.  Short-term speculative  obligations are designated "SG."
For variable rate demand obligations,  a two-component rating is assigned.  The first (MIG) element represents an evaluation by Moody's of the degree of risk associated with scheduled  principal and interest  payments.  The second element (VMIG)  represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent  protection is afforded by established cash flows,  highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes  acceptable credit quality.  Liquidity and cash-flow  protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's")
---------------------------------------------------------------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  The  obligor's  capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and economic  conditions  than obligations in higher-rated  categories.  However,  the obligor's capacity to meet its financial  commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated "BB", "B", "CCC", "CC" and "C" are regarded as having  significant  speculative  characteristics.  "BB" indicates the least degree of speculation and "C" the highest.  While such obligations will likely have some quality and protective  characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Bonds  rated  "BB"  are less  vulnerable  to  nonpayment  than  other  speculative  issues.  However,  these  face  major  ongoing uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions,  which could lead to the  obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than  obligations  rated "BB," but the obligor  currently has the capacity to meet its financial  commitment on the  obligation.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon  favorable  business,  financial,  and economic conditions  for the  obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse  business,  financial  or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: The "C" rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar  action has been taken,  but payments on this obligation are being continued.

D: Bonds rated "D" are in payment  default.  The "D" rating  category is used when payments on an  obligation  are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard & Poor's  believes  that such payments will be made during such grace  period.  The "D" rating also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar  action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Short-Term Issue Credit Ratings

SP-1:  Strong  capacity  to pay  principal  and  interest.  An issue with a very  strong  capacity  to pay debt  service is given a (+)
designation.
SP-2:  Satisfactory capacity to pay principal and interest,  with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
---------------------------------------------------------------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains.
Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C"
ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

---------------------------------------------------------------------------------------------------------------------------------------
International Short-Term Credit Ratings
---------------------------------------------------------------------------------------------------------------------------------------

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                                              Appendix B

                                                Municipal Bond Industry Classifications

Adult Living Facilities
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                                                 C-12
                                                              Appendix C

                                    OppenheimerFunds Special Sales Charge Arrangements and Waivers
                                    --------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the
applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.                                Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
---------------------------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A
Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below.
However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the
Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial
              Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
                  Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
                  Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

                                         Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the
Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the
              Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the
              Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the
              Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C
              TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former
              Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
              (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to
              "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the
              Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.                               Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
              Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of
              $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age
                  59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement
              Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the
Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24,
1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various
Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for
              Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------------------------

         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's
Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for
Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of
1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same
Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.        Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                                                        Investment Accounts, Inc.
-----------------------------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective
Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former
Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut
Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to
                  March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut
                  Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
                  Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
                  Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut
Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or
Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18,
1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections
         401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of
         Incorporation, or as adopted by the Board of Directors of the Fund.
VI.                           Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer
Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.                     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
---------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's
              Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

|-|

---------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer California Municipal Fund
---------------------------------------------------------------------------------------------------------------------------------------

Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Adviser
       OppenheimerFunds, Inc.
       498 Seventh Avenue
       New York, NY 10018

Distributor
       OppenheimerFunds Distributor, Inc.
       498 Seventh Avenue
       New York, NY 10018

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1-800-525-7048

Custodian Bank
       Citibank, N.A.
       399 Park Avenue
       New York, New York 10043

Independent Auditors
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer, Brown, Rowe & Maw
       1675 Broadway
       New York, New York 10019

1234

PX790.0902_0902

       OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                               FORM N-1A

                                                                PART C

                                                           OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)      Amended and Restated Declaration of Trust dated June 7, 2002: Filed herewith.

(b)    (i) Amended and Restated By-Laws dated as of December 14, 2000: Previously filed with Registrant's  Post-Effective Amendment No.
       20 (11/28/01) and incorporated herein by reference.

(c) (i) Specimen  Class A Share  Certificate:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 20  (11/28/01)  and
       incorporated herein by reference.

       (ii) Specimen Class B Share  Certificate:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 20 (11/28/01) and
       incorporated herein by reference.

       (iii) Specimen Class C Share  Certificate:  Previously filed with  Registrant's  Post-Effective  Amendment No. 20 (11/28/01) and
       incorporated herein by reference.

(d)      Investment Advisory Agreement dated October 22, 1990: Previously filed with Post-Effective  Amendment No. 3 (2/2/91),  refiled with  Registrant's  Post-Effective  Amendment  No. 10  (4/25/95)  pursuant to Item 102 of  Regulation  S-T and  incorporated  herein by reference.

(e)      (i)      General Distributor's Agreement dated December 10, 1992: Previously filed with Registrant's  Post-Effective Amendment
         No. 6 (4/28/93),  refiled with Registrant's  Post-Effective  Amendment No. 10 (4/25/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

         (ii)     Form of Dealer Agreement of OppenheimerFunds Distributor,  Inc.: Previously filed with Pre-Effective Amendment No. 45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated  herein by reference.

         (iii)    Form of Broker Agreement of OppenheimerFunds  Distributor,  Inc.: Previously filed with Post-Effective  Amendment No.
         45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg. No. 2-62076),  10/26/01,  and incorporated  herein by reference.

         (iv)     Form of Agency Agreement of OppenheimerFunds  Distributor,  Inc.: Previously filed with Post-Effective  Amendment No.
         45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg. No. 2-62076),  10/26/01,  and incorporated  herein by reference.

(v)      Form  of  Trust  Company  Fund/SERV  Purchase  Agreement  of  OppenheimerFunds   Distributor,   Inc.:  Previously  filed  with
         Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer  High Yield Fund (Reg. No. 2-62076),  10/26/01,
         and incorporated herein by reference.

(vi)     Form of Trust Company Agency Agreement of OppenheimerFunds  Distributor,  Inc.: Previously filed with Post-Effective Amendment
         No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),  10/26/01, and incorporated herein by reference.

         (f)      (i) Amended and Reinstated Retirement Plan for Non-Interested Trustees or Directors dated August 9, 2001: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/25/01, and incorporated herein by reference.

         (ii)  Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(g)      Global  Custodial  Services  Agreement  dated May 3, 2001  between  Registrant  and  Citibank,  N.A.:  Previously  filed  with
Registrant's  Post-Effective  Amendment No. 33 to the  Registration  Statement of  Centennial  Money Market Trust (Reg.  No.  2-65245),
10/25/01, and incorporated herein by reference.

         (ii)     Foreign Custody Manager Agreement  between  Registrant and The Bank of New York: Filed with  Pre-Effective  Amendment
No. 2 to the Registration Statement of Oppenheimer World Bond Fund (Reg. 333-48973), 4/23/98, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated October 6, 1988:  Previously filed with  Registrant's  Post-Effective  Amendment No. 1 to
Registrant's  Registration Statement (10/7/88),  refiled with Registrant's  Post-Effective Amendment No. 10, (4/25/95) pursuant to Item
102 of Regulation S-T and incorporated herein by reference.

(j)      Independent Auditors Consent: Filed herewith.

(k)      Not applicable.

(l)      Investment  Letter from  OppenheimerFunds,  Inc. to Registrant  dated September 7, 1988:  Previously  filed with  Registrant's
Post-Effective Amendment No. 17 (11/28/98), and incorporated herein by reference.

(m)      (i)      Service Plan and Agreement for Class A shares dated June 10, 1993: Previously filed with Registrant's  Post-Effective
         Amendment No. 8 (4/29/94), and incorporated herein by reference.

         (ii)     Distribution  and Service Plan and  Agreement  for Class B shares dated  February  12,  1998:  Previously  filed with
         Registrant's Post-Effective Amendment No. 17, (11/24/98).

         (iii)    Distribution  and Service Plan and  Agreement  for Class C shares dated  February  12,  1998:  Previously  filed with
         Registrant's Post-Effective Amendment No. 17 (11/28/98), and incorporated herein by reference.

(n)      Oppenheimer  Funds  Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated  through  8/21/01:  Previously  filed with
Post-Effective  Amendment No. 20 to the  Registration  Statement of  Oppenheimer  Cash  Reserves  (Reg.  No.  33-23223),  9/27/01,  and
incorporated herein by reference.

(o)      Powers of Attorney for all  Trustees/Directors  and Officers except John V. Murphy  (including  certified Board  Resolutions):
Previously  filed with  Pre-Effective  Amendment No. 1 to the  Registration  Statement of  Oppenheimer  Emerging  Growth Fund (Reg. No.
333-44176), 10/5/00, and incorporated herein by reference.

         (i) Power of Attorney  for John V.  Murphy  (including  certified  Board  Resolution):  Previously  filed with  Post-Effective
         Amendment No. 45 to the Registration  Statement of Oppenheimer U.S.  Government Trust Fund (Reg. No. 2-76645),  10/22/01,  and
         incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the  Oppenheimer  Funds dated March 1, 2000 under Rule 17j-1 of the Investment  Company
Act of 1940: Filed with the Initial  Registration  Statement of Oppenheimer  Emerging Growth Fund (Reg. No.  333-44176),  8/21/00,  and
incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

         Reference is made to the  provisions  of Article  Seven of  Registrant's  Amended and Restated  Declaration  of Trust filed as
Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.
         Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted to trustees,  officers and  controlling  persons of Registrant  pursuant to the foregoing  provisions  or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public policy as expressed in the Securities Act of
1933 and is,  therefore,  unenforceable.  In the event  that a claim for  indemnification  against  such  liabilities  (other  than the payment by  Registrant  of expenses  incurred or paid by a trustee,  officer or  controlling  person of  Registrant  in the  successful defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling person,  Registrant will, unless in the opinion of its  counsel  the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
------------------------------------------------------------------

(a)      OppenheimerFunds,  Inc. is the investment  adviser of the Registrant;  it and certain  subsidiaries  and affiliates act in the same capacity to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item
26(b) below.

(b)      There is set forth below information as to any other business,  profession,  vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal years has been,  engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc.
Other Business and Connections During the Past Two Years

Timothy L. Abbuhl,

Assistant Vice President                    None
Amy B. Adamshick,
Vice President                              None

Charles E. Albers,
Senior Vice President                       None
Edward J. Amberger,
Assistant Vice President                    None

Erik Anderson,
Assistant Vice President                    None
Janette Aprilante,
Vice President & Secretary                  As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc., Centennial Asset
Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc., Shareholder Financial
Services, Inc., Shareholder Services, Inc.; Assistant Secretary of HarbourView Asset Management Corporation, OFI Private Investments,
Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.

Hany S. Ayad,
Assistant Vice President                    None
Victor W. Babin,
Senior Vice President                       None
Bruce L. Bartlett,
Senior Vice President                       None
John Michael Banta,
Assistant Vice President                    None
Lerae A. Barela,
Assistant Vice President                    None
George Batejan,
Executive Vice President/
Chief Information Officer                   None
Kevin Baum,
Vice President                              None
Connie Bechtolt,
Assistant Vice President                    None
Robert Behal

Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation. Formerly, Associate
Director at MetLife (Jan 2000-May 2000).

Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Erik S. Berg,
Assistant Vice President                    None
Rajeev Bhaman,
Vice President                              None
Mark Binning,
Assistant Vice President                    None
Robert J. Bishop,

Vice President                                       None
John R. Blomfield,
Vice President                                       None

Chad Boll,
Assistant Vice President                    None
Lowell Scott Brooks,

Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Richard Buckmaster,
Vice President                                       None
Mark Burns,
Assistant Vice President                    Formerly a Marketing Manager with Alliance Capital Management (October 1999-April 2001).
Bruce Burroughs
Vice President                                       None

Claudia Calich,
Assistant Vice President                    None
Michael A. Carbuto,
Vice President                              None
Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient Corporation (July, 2000-August 2001); software architect for Sapient Corporation (March 1997-July 2000).
H.C. Digby Clements,
Vice President: Rochester Division          None
Peter V. Cocuzza,
Vice President                              None
Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None
John Damian,
Vice President                              Formerly senior analyst/director for Citigroup Asset Management (November 1999-September
2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment

Officer & Director                          Chairman of the Board and a director (since June 1999) and Senior Managing Director (since
December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer Acquisition Corp.; a director
(since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior Managing Director and director (since February
2001) of OFI Institutional Asset Management, Inc.; Trustee (since 1993) of Awhtolia College - Greece.

John M. Davis,

Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Robert A. Densen,
Senior Vice President                       None

Ruggero de'Rossi,

Vice President                                       None
Craig P. Dinsell,
Executive Vice President                    None

Randall C. Dishmon,

Assistant Vice President                    Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                                       None

Steven D. Dombrower,

Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Bruce C. Dunbar,
Vice President                                       None

Richard Edmiston,
Assistant Vice President                    None
Daniel R. Engstrom,
Assistant Vice President                    None
Armand B. Erpf,

Assistant Vice President                    None
James Robert Erven
Assistant Vice President                    Formerly an Assistant Vice President/Senior Trader with Morgan Stanley Investment
Management (1999-April 2002).

George R. Evans,
Vice President                                       None
Edward N. Everett,
Vice President                                       None
George Fahey,

Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Scott T. Farrar,
Vice President                                       None

Katherine P. Feld,

Vice President, Senior Counsel              Vice President of OppenheimerFunds, Distributor, Inc.; Vice President, Assistant Secretary
and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real Asset Management, Inc.

Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI Mutual Insurance
Company; Governor of St. John's College; Chairman of the Board of Directors of International Museum of Photography at George Eastman
House.
Paul Fitzsimmons,

Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.
P. Lyman Foster,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.

David Foxhoven,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Legacy Program.
Colleen M. Franca,
Assistant Vice President                    None
Crystal French,
Vice President                                       None
Dan P. Gangemi,
Vice President                                       None
Dan Gagliardo,

Assistant Vice President                    Formerly an Assistant Vice President with Mitchell Hutchins (January 2000-October 2000).
Subrata Ghose,
Assistant Vice President                    None

Charles W. Gilbert,

Assistant Vice President                    None
Alan C. Gilston,
Vice President                                       None
Sharon M. Giordano,
Assistant Vice President                    None
Jill E. Glazerman,
Vice President                                       None

Paul M. Goldenberg,
Vice President                                       None
Mike Goldverg,
Assistant Vice President                    None

Bejamin J. Gord,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly Executive Director
with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).

Laura Granger,
Vice President                              Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).
Robert Grill,
Senior Vice President                       None
Robert Guy,
Senior Vice President                       None
David Hager,
Vice President                                       None
Robert Haley,
Assistant Vice President                    None
Marilyn Hall,
Vice President                                       None
Kelly Haney,
Assistant Vice President                    None
Thomas B. Hayes,
Vice President                                       None
Dorothy F. Hirshman,
Vice President                                       None
Merryl I. Hoffman,

Vice President & Senior Counsel             As of December 2001: Secretary of HarbourView Asset Management Corporation, OFI Private
Investments, Inc. and OFI Institutional Asset Management, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program.

Scott T. Huebl,
Vice President                              Assistant Vice President of OppenheimerFunds Legacy Program.
Margaret Hui,
Assistant Vice President                    None

John Huttlin,
Vice President                              As of April 1August 22, 2002, Vice President (Director of the International Division) of
OFI Institutional Asset Management, Inc.

James G. Hyland,
Assistant Vice President                    None
Steve P. Ilnitzki,

Senior Vice President                       Formerly Vice President of Product Management at Ameritrade (until March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel                   Vice  President  of  OppenheimerFunds   Distributor,   Inc.;  Vice  President  and

                                                     Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of

OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
William Jaume,

Vice President                              Senior Vice President and Chief Compliance Officer (since April 2000) of HarbourView Asset
Management Corporation; and of OFI Institutional Asset Management, Inc. (since February 2001).
Frank V. Jennings,
Vice President                              None
John Jennings,
Vice President                              None
John Michael Johnson,
Assistant Vice President                    Formerly Vice President, Senior Analyst/Portfolio Manager at Aladdin Capital Holdings Inc.
(February 2001-May 2002) prior to which he was Vice President and Senior Analyst at Merrill Lynch Investment Managers (October
1996-February 2001).
Lewis A. Kamman,
Vice President                              None
Jennifer E. Kane,
Assistant Vice President                    None.
Lynn O. Keeshan,
Senior Vice President                       None
Thomas W. Keffer,
Senior Vice President                       None
Cristina J. Keller,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Michael Keogh,
Vice President                              None
Garrett K. Kolb,
Assistant Vice President                    None
Walter G. Konops,
Assistant Vice President                    None
Avram D. Kornberg,
Senior Vice President                       None
James Kourkoulakos,
Vice President                              None
Guy E. Leaf,
Vice President                              Vice President of Merrill Lynch (January 2000-September 2001.
Christopher M. Leavy,
Senior Vice President                       Formerly Vice President and portfolio manager at Morgan Stanley Investment Management
(1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel    Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                              Vice President of Shareholder Financial Services, Inc.
Michael S. Levine,
Vice President                              None
Gang Li,
Assistant Vice President                    None
Shanquan Li,
Vice President                              None
Mitchell J. Lindauer,
Vice President &
Assistant General Counsel                   None
Bill Linden,
Assistant Vice President                    None
Malissa B. Lischin,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Reed Litcher,
Vice President                              None
David P. Lolli,
Assistant Vice President                    None
Daniel G. Loughran
Vice President: Rochester Division          None
Patricia Lovett,
Vice President                              Vice President of Shareholder Financial Services, Inc. and Senior Vice President of
Shareholder Services, Inc.
Steve Macchia,
Vice President                              None
Angelo G. Manioudakis
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation. Formerly Executive
Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April
2002).
Marianne Manzolillo,
Assistant Vice President                    None
Philip T. Masterson,
Vice President & Assistant Counsel          None
Charles L. McKenzie,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation and OFI Institutional
Asset Management Corporation.
Lisa Migan,
Assistant Vice President                    None
Andrew J. Mika,
Senior Vice President                       None
Joy Milan,
Vice President                              None
Denis R. Molleur,
Vice President & Senior Counsel             None
Nikolaos D. Monoyios,
Vice President                              None
Charles Moon,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly an Executive Director
and Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June 1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation, HarbourView Asset Management Corporation,
OFI Private Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont Advisers, Inc.; Director (Class A) of Trinity
Investments Management Corporation; President and Director of Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc.,
Oppenheimer Real Asset Management, Inc.; Chairman and Director of Shareholder Financial Services, Inc. and Shareholder Services,
Inc.; Executive Vice President of MassMutual Life Insurance Company; director of DLB Acquisition Corp.
Thomas J. Murray,
Vice President                              None
Kenneth Nadler,
Vice President                              None
David Negri,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Richard Nichols,
Vice President                              None
Barbara Niederbrach,
Assistant Vice President                    None
Raymond C. Olson,
Assistant Vice President                    Assistant Vice President and Treasurer of OppenheimerFunds Distributor, Inc.; Treasurer of
Centennial Asset Management Corporation.
Frank J. Pavlak,
Vice President                              None
David P. Pellegrino,
Vice President                              None
Allison C. Pells,
Assistant Vice President                    None
James F. Phillips,
Vice President                              None
Raghaw Prasad,
Assistant Vice President
Jane C. Putnam,
Vice President                              None
Michael E. Quinn,
Vice President                              None
Julie S. Radtke,
Vice President                              None
Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None
Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of HarbourView Asset Management Corporation.
Brian N. Reid,
Assistant Vice President                    Formerly an Assistant Vice President with Eaton Vance Management (January 2000-January
2002).
Kristina Richardson,
Assistant Vice President                    None
David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Rob Robis,
Assistant Vice President                    None
Antoinette Rodriguez,
Assistant Vice President                    None
Jeffrey S. Rosen,
Vice President                              None
Richard H. Rubinstein,
Senior Vice President                       None
James H. Ruff,
Executive Vice President                    President and director of OppenheimerFunds Distributor, Inc. and Centennial Asset
Management Corporation; Executive Vice President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director       President and director of Shareholder Services, Inc. and Shareholder Financial Services,
Inc., Director (Class A) of Trinity Investment Management Corporation
Rohit Sah,
Assistant Vice President                    None
Valerie Sanders,
Vice President                              None
Jeffrey R. Schneider,
Vice President                              None
Ellen P. Schoenfeld,
Vice President                              None
David Schultz,
Senior Vice President                       Chief Executive Officer, President & Senior Managing Director & Director of OFI
Institutional Asset Management, Inc. and HarbourView Asset Management Corporation; Director (Class A) and Chairman of Trinity
Investment Management Corporation; Director of Oppenheimer Trust Company.
Scott A. Schwegel,
Assistant Vice President                    None
Allan P. Sedmak
Assistant Vice President                    None
Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                              None
Navin Sharma,
Vice President                              Formerly, Manager at BNP Paribas Cooper Neff Advisors (May 2001-April 2002) prior to which he was Development Manager at Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).
Bonnie Sherman,
Assistant Vice President                    None
David C. Sitgreaves,
Assistant Vice President                    None
Edward James Sivigny
Assistant Vice President                    Formerly a Director for ABN Amro Securities (July 2001-July 2002) prior to which he was
Associate Director for Barclays Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman Sachs (August 1999-August 2001).
Richard A. Soper,
Vice President                              None
Louis Sortino,
Assistant Vice President:
Rochester Division                          None
Keith J. Spencer,
Vice President                              None
Marco Antonio Spinar,
Assistant Vice President                    Formerly, Director of Business Operations at AOL Time Warner, AOL Time Warner Book Group
(June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division          None
Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Jayne M. Stevlingson,
Vice President                              None
Gregory J. Stitt,
Vice President                              None
John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division                          None
Michael Stricker,
Vice President                              None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,
Assistant Vice President                    None
Kevin L. Surrett,
Assistant Vice President                    None
Susan B. Switzer,
Vice President                              None
Anthony A. Tanner,
Vice President: Rochester Division          None
Paul Temple,
Vice President                              Formerly a Vice President of Merrill Lynch (October 2001-January 2002) prior to which he was a Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Eamon Tubridy,
Assistant Vice President                    None
James F. Turner,
Vice President                              Formerly portfolio manager for Technology Crossover Ventures (May 2000-March 2001).
Cameron Ullyat,
Assistant Vice President                    None
Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President                    None
Vincent Vermette,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
Vice President                              None
Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset Management Corporation.
Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Darrin L. Watts,
Assistant Vice President                    None
Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None
Barry D. Weiss,
Vice President                              None
Melissa Lynn Weiss,
Vice President                              Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May 2002).
Christine Wells,
Vice President                              None
Joseph J. Welsh,
Vice President                              None
Diederick Wermolder,
Vice President                              Director of OppenheimerFunds International Ltd.; Senior Vice President (Managing Director
of the International Division) of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc. Formerly, Assistant Vice
President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American Society of Pension Actuaries (ASPA) since
1995.
William L. Wilby,
Senior Vice President                       Formerly Senior Vice President of HarbourView Asset Management Corporation (May 1999-July
2002).
Donna M. Winn,
Senior Vice President                       President, Chief Executive Officer and Director of OFI Private Investments, Inc.; Director
and President of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
  Kenneth Winston,
Senior Vice President                       Principal at Richards & Tierney, Inc. (until June 2001).
  Brian W. Wixted,
  Senior Vice President and
Treasurer                                   Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International
Ltd., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services, Inc., Shareholder
Financial Services, Inc., OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Treasurer and Chief Financial
Officer of Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program.
Carol Wolf,
Senior Vice President                       Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President                       Director of Tremont Advisers, Inc. (as of January 2002).
Caleb C. Wong,
Vice President                              None
Edward C. Yoensky,
Assistant Vice President                    None
Robert G. Zack
Senior Vice President and
General Counsel                             General Counsel and Director of OppenheimerFunds Distributor, Inc.; General Counsel of
Centennial Asset Management Corporation; Senior Vice President and General Counsel of HarbourView Asset Management Corporation and
OFI Institutional Asset Management, Inc.; Senior Vice President, General Counsel and Director of Shareholder Financial Services,
Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and Oppenheimer Trust Company; Vice President and Director of
Oppenheimer Partnership Holdings, Inc.; Secretary of OAC Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds
International Ltd.; Director of Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program.
Jill Zachman,
Vice President: Rochester Division          None
Neal A. Zamore,
Vice President                              None
Mark D. Zavanelli,
Vice President                              None
Alex Zhou,
Assistant Vice President                    None
Arthur J. Zimmer,
Senior Vice President                       Senior Vice President (since April 1999) of HarbourView Asset Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Intermediary Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  OppenheimerFunds,   Inc.,  OppenheimerFunds  Distributor,  Inc.,  HarbourView  Asset  Management  Corp.,  Oppenheimer
Partnership Holdings,  Inc., Oppenheimer Acquisition Corp. and OFI Private Investments,  Inc. is 6803 South Tucson Way, Centennial,  CO
80112-8924.

The  address  of the Board I  Oppenheimer  Funds,  the Board II Funds,  the Board III  funds,  Shareholder  Financial  Services,  Inc.,
Shareholder  Services,  Inc.,  OppenheimerFunds  Services,  Centennial  Asset  Management  Corporation,  Centennial  Capital Corp., and
Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Centennial, Colorado 80112-8924.

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the investment adviser, as described in Part A and
B of this  Registration  Statement and listed in Item 26(b) above (except  Oppenheimer  Multi-Sector  Income Trust and Panorama  Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                            Position & Office                Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                Vice President                       None
Janette Aprilante(1)                          Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                            Vice President                       None
Kathleen Beichert(1)                          Vice President                       None
Gabriella Bercze(2)                           Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                              Vice President                       None
Tracey Blinzler(1)                            Assistant Vice President             None
Kevin Bonner(1)                               Vice President                       None
L. Scott Brooks(2)                            Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                          Senior Vice President                None
Jeffrey W. Bryan(2)                           Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                             Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                              Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                          Vice President                       None
Jill E. Crockett(2)                           Assistant Vice President             None
Jeffrey D. Damia(2)                           Vice President                       None
John Davis(2)                                 Assistant Vice President             None
Stephen J. Demetrovits(2)                     Vice President                       None
Michael W. Dickson
21 Trinity Avenue
Glastonbury, CT 06033                         Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236                 Vice President                       None
Steven Dombrower(w)                           Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                          Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642                   Vice President                       None
John Eiler(2)                                 Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                             Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                               Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                          Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                              Vice President                       None
Katherine P. Feld(2)                          Vice President                       Assistant Secretary
Mark J. Ferro(2)                              Vice President                       None
Ronald H. Fielding(3)                         Vice President                       None
Patrick W. Flynn (1)                          Senior Vice President                None
John E. Forrest(2)                            Senior Vice President                None
John ("J) Fortuna(2)                          Vice President                       None
P. Lyman Foster(2)                            Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                           Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                       Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                          Vice President                       None
Raquel Granahan(2)                            Vice President                       None
Ralph Grant(2)                                Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                           Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                          Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                          Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                           Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062                    Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                             Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                             Vice President                       None
William E. Hortz(2)                           Vice President                       None
Edward Hrybenko(2)                            Vice President                       None
Brian F. Husch(2)                             Vice President                       None
Richard L. Hymes(2)                           Assistant Vice President             None
Kathleen T. Ives(1)                           Vice President                       Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                         Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                        Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                       Vice President                       None
Christina J. Keller(2)                        Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                           Vice President                       None
Michael Keogh(2)                              Vice President                       None
Lisa Klassen(1)                               Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                         Senior Vice President                None
Richard Knott(2)                              Vice President                       None
Dean Kopperud(2)                              Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                            Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                           Vice President                       None
Tracey Lange(2)                               Vice President                       None
Paul R. LeMire                                Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570                    Vice President                       None
Malissa Lischin(2)                            Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                             Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                              Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                            Vice President                       None
Michael Magee(2)                              Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                             Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724                  Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126                     Vice President                       None
LuAnn Mascia(2)                               Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                           Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                           Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                         Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                            Vice President                       None
John V. Murphy(2)                             Director                             President, Principal Executive Officer and Trustee
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043                     Vice President                       None
Christina Nasta(2)                            Assistant Vice President             None
Kevin P. Neznek(2)                            Vice President                       None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014                           Vice President                       None
Raymond C. Olson(1)                           Assistant Vice President & Treasurer None
Gayle E. Pereira
2707 Via Arboleda
San Clemente, CA 92672                        Vice President                       None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                              Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                           Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                          Vice President                       None
Elaine Puleo-Carter(2)                        Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                                 Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                              Vice President                       None
Heather Rabinowitz(2)                         Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                          Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                           Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230                  Vice President                       None
Louis H. Reynolds                             Vice President                       None
Michelle Simone Richter(2)                    Vice President                       None
Ruxandra Risko(2)                             Vice President                       None
David R. Robertson(2)                         Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                              Vice President                       None
James H. Ruff(2)                              President & Director             None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                              Vice President                       None
Thomas Sabow(2)                               Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                               Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                          Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                            Vice President                       None
Debbie Simon(2)                               Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                              Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                              Vice President                       None
Bryan Stein(2)                                Vice President                       None
John Stoma(2)                                 Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                            Vice President                       None
Michael Sussman(2)                            Assistant Vice President             None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                         Senior Vice President                None
 Scott McGregor Tatum
 704 Inwood
Southlake, TX 76092                           Vice President                       None
James Taylor(2)                               Assistant Vice President             None
Martin Telles(2)                              Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                           Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                              Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                             Vice President                       None
Tanya Valency(2)                              Vice President                       None
Mark Vandehey(1)                              Vice President                       None
Vincent Vermete                               Assistant Vice President             None
Teresa Ward(1)                                Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                               Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                         Vice President                       None
Catherine White(2)                            Assistant Vice President             None
Thomas Wilson(2)                              Vice President                       None
Donna Winn(2)                                 Senior Vice President                None
Philip Witkower(2)                            Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                           Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                          Vice President                       None
Robert G. Zack(2)                             General Counsel & Director       Vice President and Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-8924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents  required to be maintained by Registrant  pursuant to Section 31(a) of the Investment  Company
Act of 1940 and rules promulgated  thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way,
Centennial, Colorado 80112-8924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                 OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                             Post-Effective Amendment Registration No. 21

Index to Exhibits

Exhibit No.                         Description
-----------                         -----------
23 (a)                              Amended and Restated Declaration of Trust dated June 7, 2002

23  (j)                             Independent Auditor's Consent

                                                              SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and/or the Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements  for  effectiveness of this  Registration  Statement  pursuant to Rule 485(b) under the Securities Act of
1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the
City of New York and State of New York on the 20th day of  September 2002.

                                    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                    /s/ John V. Murphy
                                    --------------------------------------
                                    John V. Murphy, President, Principal Executive Officer, Trustee

Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been signed below by the  following persons in the capacities on the dates indicated:

Signatures                                  Title                               Date
----------                                  -----                               ----

/s/ Leon Levy*                      Chairman of the                             September 20, 2002
--------------                      Board of Trustees
Leon Levy

/s/ Donald W. Spiro*                Vice Chairman of the                        September 20, 2002
--------------                      Board of Trustees
Donald W. Spiro

/s/ John V. Murphy*                 President,                                  September 20, 2002
------------------------            Principal Executive
John V. Murphy                      Officer, Trustee

/s/ Brian W. Wixted*                Treasurer and Chief Financial               September 20, 2002
-----------------------             Officer/Principal Accounting
Brian W. Wixted                     Officer

/s/ Robert G. Galli*                    Trustee                                 September 20, 2002
-------------------
Robert G. Galli

/s/ Phillip A. Griffiths*               Trustee                                 September 20, 2002
-------------------
Phillip A. Griffiths*

/s/ Benjamin Lipstein*                  Trustee                                 September 20, 2002
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*              Trustee                                 September 20, 2002
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                 Trustee                                 September 20, 2002
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*                    Trustee                                 September 20, 2002
-------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*           Trustee                                 September 20, 2002
-----------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*                 Trustee                                 September 20, 2002
-----------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact